             ANCHOR
             SERIES
             TRUST

                                                   ANNUAL
                                                   REPORT
                                                   DECEMBER 31, 1996

---------------------

                        DEAR ANCHOR SERIES TRUST INVESTOR:

                  With moderate but steady economic growth, stable inflation confirmed by limited Federal Reserve intervention, and continued, though cautious, consumer confidence, 1996 was a relatively good year for investors. Generally, stocks outperformed bonds and U.S. stocks did better than international stocks. Returns for the twelve portfolios in the Anchor Series Trust which underlie the ICAP II Variable Annuity from Anchor National Life Insurance Company and First SunAmerica Life Insurance Company, generally followed suit, and all were positive for the fiscal year ended December 31, 1996.

                The following information from Wellington Management Company, LLP ("Wellington"), the Subadviser for the Anchor Series Trust, should give you some additional insight into the markets over the past twelve months and how conditions affected the performance of your underlying investments.

                        THE U.S. STOCK MARKET: ON A ROLL OR OVER-DONE?

                  As the sixth year of the U.S. economic expansion continued in
                1996, the S&P 500 Composite Index posted another remarkable year, returning 23% for the past twelve months. The stock market was led higher by a confluence of several favorable factors last year: steady but moderate economic growth, stable inflation, good corporate earnings gains, and strong cash flows into mutual funds. And while inflation appears to be in check, which is keeping the Federal Reserve from being inclined to raise interest rates, the stock market as a whole is trading at the high end of historical ranges of a number of key measures, including price/earnings and price/book ratios, and dividend yields. It seems clear that recent stock market gains reflect investors' "above average" sentiments about the U.S. and the market. As economic patterns change, investor sentiment can also change quickly and unpredictably. Therefore, long-term investors should be reminded that developing an investment plan that considers allocation among asset classes is essential. Within the U.S. stock market, it is also important to realize that not all segments of the market performed equally over time. Returns on mid- and smaller-capitalization U.S. stocks have tended to outperform larger company stocks over time; however, in 1996 small-cap stocks were not as robust as were their larger brethren, as evidenced by the Russell 2000 (a small-cap benchmark) Index's 12-month return of 16.5%.

                        INTERNATIONAL STOCKS: CAN THEY KEEP PACE WITH THE U.S.?

                  Stock market returns outside the U.S. were mixed in 1996, with several rivaling the returns of the U.S., while others lagged. Broad international stock market averages were up for the year, with the MSCI All Country Free (ex-U.S.) Index gaining 6.7% in 1996. European stock market returns were generally strong. Spain led the pack with U.S. dollar returns of 41.3%, followed by Sweden at 38.0% and most of the other Nordic countries, where 20-40% returns were seen. Countries such as the UK (+27.4%), Italy (+13.4%) and Germany (+14.1%) also posted strong returns. Swiss stocks were hurt by a significant currency decline, as 20.0% local returns translated to 2.8% returns in U.S. dollar terms. Japan was very weak during the year, down -15.4% in U.S. dollar terms. The Japanese stock market's decline came as the yen weakened, and as local investors became increasingly pessimistic about the future economic growth of the Japanese economy due to impending fiscal tightening and worries about deregulation of the financial system. In the Pacific Basin ex-Japan, the last quarter of 1996 was a continua-

                                                           ---------------------

---------------------

                tion of many of the trends in place for the full year. Hong Kong followed Wall Street to record highs, up 33.1% for the year (in U.S. dollars). Other markets, such as Australia and New Zealand, which often keep an eye on the U.S. market, also put in very strong showings with 17.8% and 18.7% returns in U.S. dollars, respectively.

                        A BOND IS A BOND IS A BOND?

                  U.S. bond investors experienced modestly positive total
                returns in 1996 as interest rates moved higher during the year, causing bond prices to decline, offsetting a portion of the coupon income earned on those securities. The U.S. bond market as a whole prized higher-yielding sectors amidst an optimistic consensus for global growth and inflation. Thus, low-quality issues that offer the highest yields were the best performers. This was witnessed by the 11.3% return for the Lehman Brothers High Yield Index, while investment grade bonds as measured by the Lehman Brothers Government/Corporate Index trailed by a wide margin, returning 2.9%. Similarly, the investment grade Lehman Brothers Aggregate Index (which includes mortgage-backed securities) was only slightly better, returning 3.6% for 1996. Within the investment grade sectors, corporate bonds and mortgage-backed securities each outperformed comparable-duration Treasuries by roughly one percentage point. Economic trends continued to defy those expecting a slowdown, and inflation was stubbornly confined. Domestic investors were net sellers of bonds during the year, while foreign buying supported U.S. bonds.

                        ANCHOR SERIES TRUST PORTFOLIOS

                  Within this context, the twelve Anchor Series Trust Portfolios participated in their respective markets' returns. The Growth Portfolio and the Capital Appreciation Portfolio returned 25.0% and 25.1%, respectively, handily outperforming the S&P 500 Composite Index in 1996, and their respective Lipper competitive groups. Likewise, the Growth and Income Portfolio had a good year with a 20.2% return, which was sufficient to outperform the Lipper Variable Annuity Growth and Income category's average return of 20.0%. Both the Growth and Income Portfolio and its Lipper category lagged the S&P 500 Composite Index's return of 23% for the fiscal year. The Natural Resources Portfolio returned 14.1%, which was similar to global stock market returns as witnessed by the MSCI World Index return of 14.0%. The Foreign Securities Portfolio returned 11.5%, which was a premium over most measures of foreign markets such as the MSCI All Country Free (ex-U.S.) Index, which was up 6.7%. As would be expected, the multi-asset portfolios, which on average are 60-70% invested in the stock markets, fell midway between stock market returns and those of the bond market. The Multi-Asset Portfolio, for example, returned 13.9%, outperforming the 13.5% return of the Lipper Variable Annuity Flexible category, and the Strategic Multi-Asset Portfolio returned 14.8%, a slight underperformance versus the Lipper Variable Annuity Global Flexible category, which returned on average 15.7%.

                  Within the investment grade fixed income universe, total
                returns clustered around 2% to 3%, while returns on high yield bonds were substantially higher. By order of risk, the Anchor Series Trust portfolios provided the following returns: Money Market returned 5.0%, Target '98 returned 3.7%, Government and Quality Bond returned 2.9%, Fixed Income returned 2.4%, and High Yield provided investors with an 11.7% return for the year. These returns were generally in line with the Lehman Brothers market indices. This is especially true given that bond market indices, such as the Lehman Brothers Aggregate or the Lehman Brothers Government/Corporate, represent "paper" portfo-

---------------------

---------------------

                lios and do not reflect the costs and expenses of actual investing. It may seem unusual that money market securities (the most conservative of securities) and high yield bonds (some of the most aggressive of bond investments) outperformed investment grade securities with longer duration and maturities. The attribute that both money market securities and high yield bonds have in common is that they are among the least sensitive to rising interest rates. Therefore, these two types of investments came closer to earning their coupons in 1996, and they were less impacted by the decline in bond prices that occurred when interest rates rose than were investment grade bonds.

                        1997 OUTLOOK

                  The outlook for 1997 is for moderate growth in major economies around the world, with subdued inflation. In particular, fiscal austerity will be offset by accommodative monetary policies, which should provide a favorable backdrop for companies and investors around the world. It is interesting to note, however, that the value of U.S. equities surpassed the value of U.S. bonds, and also rivaled the value of the nation's gross domestic product (GDP) in 1996. Now more than ever, long-term investors should look closely at the allocation of their assets among the major asset classes to determine if they are meeting their long-term investment plan, and periodically meet with their financial representative.

                  Although the major financial markets experienced an extremely positive year in 1996, we are optimistic about the prospects for further positive returns in 1997. While future results may be less robust than the returns seen in 1996, the expectation is for many interesting investment opportunities in the various markets represented within the Trust. We remain committed to helping you achieve your long-term goals by striving to uncover promising investment opportunities as they arise.

                  That concludes the overview from Wellington Management
                Company, LLP. We look forward to reporting to you once again in six months' time, and we appreciate the confidence you place in us with your retirement assets.

                Sincerely,

                /s/  ELI BROAD
                ----------------------------------------
                Eli Broad
                Chairman and Chief Executive Officer,
                Anchor National Life Insurance Company
                First SunAmerica Life Insurance Company

                February 24, 1997

                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including fluctuations, political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Investments in securities related to gold or other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial and political factors. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                                                                              PRINCIPAL
                    SHORT-TERM SECURITIES -- 100.2%                                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------

                    BANK NOTES -- 15.5%
                    Bank of New York Co., Inc. 5.84% due 6/03/97..........................   $ 2,000,000    $ 2,001,012
                    Bank of Tokyo-Mitsubishi 5.83% due 1/21/97............................     2,000,000      2,000,011
                    Chase Manhattan Corp. 5.73% due 2/03/97...............................     3,000,000      3,000,000
                    First National Bank of Boston 5.47% due 2/12/97.......................     2,500,000      2,500,000
                    Wilmington Trust Co. 5.41% due 3/26/97................................     2,000,000      2,000,000
                                                                                                            -----------
                    TOTAL BANK NOTES (cost $11,501,023)...................................                   11,501,023
                                                                                                            -----------
                    CORPORATE SHORT-TERM NOTES -- 61.7%
                    Bear Stearns Cos., Inc. 5.32% due 1/27/97.............................       435,000        433,329
                    BHF Finance (DE), Inc. 5.30% due 4/11/97..............................     2,000,000      1,970,556
                    BHP Finance Ltd. 5.30% due 2/25/97....................................     2,000,000      1,983,806
                    Centric Funding Corp. 5.30% due 2/13/97...............................     2,500,000      2,484,174
                    Corporate Receivables Corp. 5.37% due 2/14/97.........................     2,000,000      1,986,873
                    Delaware Funding Corp. 5.36% due 2/28/97..............................     2,000,000      1,982,729
                    Disney (Walt) Co. 5.28% due 3/03/97...................................     2,200,000      2,180,317
                    Falcon Asset Securitization Corp. 5.47% due 1/10/97...................     1,950,000      1,947,333
                    First Chicago Financial Corp. 5.31% due 2/19/97.......................     2,000,000      1,985,545
                    General Electric Capital Corp. 5.34% due 6/16/97......................     2,000,000      1,950,753
                    General Motors Acceptance Corp. 5.40% due 3/14/97.....................     1,000,000        989,200
                    Gillette Co. 5.29% due 3/05/97........................................     2,200,000      2,179,633
                    Goldman Sachs Group L.P. 5.31% due 3/11/97............................     2,200,000      2,177,610
                    Greenwich Funding Corp. 5.35% due 1/16/97.............................     2,000,000      1,995,542
                    Hitachi America Ltd. 5.33% due 2/14/97................................     1,200,000      1,192,183
                    Kittyhawk Funding Corp. 5.38% due 3/03/97.............................     2,000,000      1,981,768
                    Merrill Lynch & Co., Inc. 5.34% due 1/23/97...........................     1,970,000      1,963,571
                    Morgan Stanley Group, Inc. 5.32% due 1/29/97..........................       890,000        886,317
                    National Fuel Gas Co. 5.37% due 1/21/97...............................     1,700,000      1,694,928
                    Nationsbank Corp. 5.40% due 1/06/97...................................     3,000,000      2,997,750
                    Pfizer, Inc. 5.30% due 3/19/97........................................     2,200,000      2,175,061
                    Ranger Funding Corp. 5.33% due 2/03/97................................     2,500,000      2,487,785
                    Sears Roebuck Acceptance Corp. 5.32% due 2/11/97......................     2,000,000      1,987,882
                    Unifunding, Inc. 5.33% due 1/22/97....................................     2,040,000      2,033,657
                                                                                                            -----------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $45,648,302)...................                   45,648,302
                                                                                                            -----------
                    MISCELLANEOUS -- 6.8%
                    Peoples Security Life Insurance Co. 5.60% due 2/02/97(1)..............     2,000,000      2,000,000
                    SMM Trust 5.61% due 2/04/97(1)........................................     3,000,000      3,000,000
                                                                                                            -----------
                    TOTAL MISCELLANEOUS (cost $5,000,000).................................                    5,000,000
                                                                                                            -----------

---------------------

                                                                                              PRINCIPAL
                    SHORT-TERM SECURITIES (continued)                                          AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES -- 16.2%
                    Federal Farm Credit Banks 5.60% due 6/03/97...........................   $ 2,000,000    $ 1,998,826
                    Student Loan Marketing Association 5.41% due 1/21/97(1)...............    10,000,000     10,000,000
                                                                                                            -----------
                    TOTAL U.S. GOVERNMENT & AGENCIES (cost $11,998,826)...................                   11,998,826
                                                                                                            -----------
                    TOTAL SHORT-TERM SECURITIES (cost $74,148,151)........................                   74,148,151
                                                                                                            -----------
                    TOTAL INVESTMENTS -- (cost $74,148,151)    100.2%                                        74,148,151
                    Liabilities in excess of other assets --    (0.2)                                          (147,498)
                                                               ------                                       -----------
                    NET ASSETS --                              100.0%                                       $74,000,653
                                                               ======                                       ===========

              -----------------------------
              (1) Variable rate security -- the rate reflected is as of December
                  31, 1996; maturity date reflects next reset date

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    FIXED INCOME PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                                                                              PRINCIPAL
                    BONDS & NOTES -- 97.3%                                                      AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
                    Howmet Corp. 10.00% 2003...............................................   $   50,000    $    54,625
                    Moog, Inc. 10.00% 2006.................................................       50,000         52,500
                                                                                                            ------------
                                                                                                                107,125
                                                                                                            ------------
                    CABLE -- 2.0%
                    Cablevision Systems Corp. 9.25% 2005...................................       35,000         34,650
                    Comcast Corp. 9.13% 2006...............................................       35,000         35,787
                    Tele-Communications, Inc. 9.80% 2012...................................      350,000        378,770
                                                                                                            ------------
                                                                                                                449,207
                                                                                                            ------------
                    CHEMICALS -- 0.6%
                    Harris Chemical North America, Inc. 10.25% 2001........................       50,000         51,938
                    Rexene Corp. 11.75% 2004...............................................       50,000         56,125
                    Texas Petrochemicals Corp. 11.13% 2006.................................       25,000         26,875
                                                                                                            ------------
                                                                                                                134,938
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 1.7%
                    360 Communications Co. 7.13% 2003......................................      200,000        197,582
                    Benedek Communications Corp. zero coupon 2006(1)(2)....................       65,000         37,212
                    Chancellor Broadcasting Co. 9.38% 2004.................................       10,000         10,100
                    Lenfest Communications, Inc. 8.38% 2005................................       25,000         24,156
                    MobileMedia Corp. 9.38% 2007+(3).......................................       50,000         13,500
                    Rifkin Acquisitions Partners L.P. 11.13% 2006..........................       20,000         20,850
                    World Color Press, Inc. 9.13% 2003.....................................       50,000         50,500
                    Young Broadcasting, Inc. 9.00% 2006....................................       25,000         24,313
                                                                                                            ------------
                                                                                                                378,213
                                                                                                            ------------
                    ENERGY -- 0.7%
                    Mesa Operating Co. 10.63% 2006.........................................       50,000         54,250
                    Plains Resources, Inc. 10.25% 2006.....................................       50,000         53,500
                    Transportadora De Gas 10.25% 2001......................................       50,000         52,975
                                                                                                            ------------
                                                                                                                160,725
                                                                                                            ------------
                    FINANCE -- 12.6%
                    Abbey National First Capital 8.20% 2004................................      500,000        536,285
                    Banponce Financial Corp. 6.80% 2005....................................      300,000        293,454
                    Japan Finance Corp. Municipal Enterprises 9.13% 2000...................      400,000        431,084
                    KFW International Finance, Inc. 9.13% 2001.............................      400,000        440,152
                    Ohio National Life Insurance Co. 8.50% 2026............................      200,000        207,890
                    Security Benefit Life Co. 8.75% 2016...................................      200,000        212,160
                    Sun Canada Financial Co. 7.25% 2015....................................      300,000        286,422
                    Tembec Finance Corp. 9.88% 2005........................................       50,000         46,750
                    United States Bancorp Oregon 7.50% 2026................................      400,000        417,992
                                                                                                            ------------
                                                                                                              2,872,189
                                                                                                            ------------
                    GAMING -- 0.1%
                    Trump Atlantic City Associates 11.25% 2006.............................       30,000         29,700
                                                                                                            ------------
                    GROCERY -- 0.1%
                    Smith's Food & Drug Centers, Inc. 11.25% 2007..........................       25,000         27,625
                                                                                                            ------------

---------------------

                                                                                              PRINCIPAL
                    BONDS & NOTES (continued)                                                   AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 1.6%
                    Allegiance Corp. 7.00% 2026............................................   $  200,000    $   202,904
                    Integrated Health Services, Inc. 10.25% 2006...........................       50,000         52,500
                    Owens & Minor, Inc. 10.88% 2006........................................       50,000         53,625
                    Quorum Health Group, Inc. 8.75% 2005...................................       50,000         51,250
                                                                                                            ------------
                                                                                                                360,279
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 6.4%
                    Bell & Howell Co. zero coupon 2005(1)..................................       50,000         36,250
                    Cincinnati Milacron, Inc. 7.88% 2000...................................      150,000        151,445
                    Collins & Aikman Corp. 11.50% 2006.....................................       50,000         54,500
                    Columbia University Trustees 8.62% 2001................................      500,000        538,030
                    Dominion Textile USA, Inc. 9.25% 2006..................................       20,000         20,325
                    Ford Motor Co. 9.00% 2001..............................................      500,000        546,590
                    Hayes Wheels International, Inc. 11.00% 2006...........................       25,000         27,281
                    Lear Corp. 9.50% 2006..................................................       35,000         37,800
                    Walbro Corp. 9.88% 2005................................................       50,000         51,500
                                                                                                            ------------
                                                                                                              1,463,721
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 1.0%
                    News America Holdings, Inc. 9.25% 2013.................................      200,000        224,058
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 2.2%
                    Bellsouth Telecommunications 6.25% 2003................................      500,000        489,965
                                                                                                            ------------
                    METALS & MINERALS -- 0.7%
                    A.K. Steel Corp. 9.13% 2006............................................       15,000         15,413
                    Armco, Inc. 9.38% 2000.................................................       50,000         50,250
                    Northwestern Steel & Wire Co. 9.50% 2001...............................       50,000         49,000
                    S.D. Warren Co. 12.00% 2004............................................       50,000         54,000
                                                                                                            ------------
                                                                                                                168,663
                                                                                                            ------------
                    PAPER PRODUCTS -- 0.5%
                    Container Corp. of America 9.75% 2003..................................       50,000         52,500
                    Fort Howard Corp. 9.25% 2001...........................................       50,000         52,125
                    Repap New Brunswick, Inc. 9.88% 2000...................................       15,000         15,300
                                                                                                            ------------
                                                                                                                119,925
                                                                                                            ------------
                    RETAIL -- 0.1%
                    Guitar Center Management Co., Inc. 11.00% 2006*........................       10,000         10,500
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 61.0%
                    Federal Home Loan Mortgage Corp. 6.00% 2003............................      498,515        487,139
                    Federal Home Loan Mortgage Corp. 6.50% 2024............................      868,194        834,551
                    Federal Home Loan Mortgage Corp. 7.00% 2003 - 2026.....................    1,941,735      1,917,417
                    Federal Home Loan Participation 7.50% 2007.............................      601,001        606,356
                    Federal Home Loan Participation 11.00% 2000............................        8,641          9,138
                    Government National Mortgage Association 7.00% 2023....................      525,494        516,298
                    Government National Mortgage Association 7.50% 2022 - 2023.............      884,972        890,242
                    Government National Mortgage Association 8.00% 2023....................      483,533        495,012
                    Government National Mortgage Association 10.00% 2000...................       26,778         28,334
                    Government National Mortgage Association 11.25% 1998...................        4,847          5,120
                    Government National Mortgage Association 13.25% 1999...................        1,536          1,624
                    United States Treasury Bonds 10.75% 2003...............................    1,400,000      1,714,118
                    United States Treasury Bonds 11.63% 2004...............................      270,000        356,484
                    United States Treasury Bonds 11.88% 2003...............................    1,000,000      1,304,530
                    United States Treasury Bonds 12.00% 2013...............................    2,650,000      3,790,745
                    United States Treasury Notes 5.50% 2000................................      120,000        117,225

                                                           ---------------------

                                                                                              PRINCIPAL
                    BONDS & NOTES (continued)                                                   AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    United States Treasury Notes 6.38% 1999................................   $   70,000    $    70,601
                    United States Treasury Notes 7.13% 1999................................      500,000        513,830
                    United States Treasury Notes 7.88% 1999................................      200,000        209,532
                                                                                                            ------------
                                                                                                             13,868,296
                                                                                                            ------------
                    UTILITIES -- 5.5%
                    El Paso Electric Co. 8.90% 2006........................................       50,000         52,132
                    Niagara Mohawk Power Corp. 5.88% 2002..................................      750,000        705,105
                    Quebec Hydro 8.05% 2024................................................      450,000        494,784
                                                                                                            ------------
                                                                                                              1,252,021
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $22,161,148).................................                  22,117,150
                                                                                                            ------------
                    PREFERRED STOCK -- 0.1%                                                     SHARES
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.1%
                    Chevy Chase Preferred Capital Corp., Series A 10.38% (cost $25,000)....          500         26,062
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $22,186,148).........................                  22,143,212
                                                                                                            ------------
                                                                                              PRINCIPAL
                    REPURCHASE AGREEMENT -- 0.9%                                                AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)
                      (cost $210,000)......................................................   $  210,000        210,000
                                                                                                            ------------
                    TOTAL INVESTMENTS -- (cost $22,396,148)      98.3%                                       22,353,212
                    Other assets less liabilities --              1.7                                           389,790
                                                                ------                                      ------------
                    NET ASSETS --                               100.0%                                      $22,743,002
                                                                ======                                      =============

              -----------------------------
               +  Non-income producing securities
               *  Resale restricted to qualified institutional buyers

              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (2) Fair valued security; see Note 2

              (3) Issuer of the security has filed for bankruptcy and interest payments are in default

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 93.5%                             AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    AUTOMOTIVE -- 0.9%
                    Daimler-Benz Vehicle Trust 5.95% 2000................................   $   736,244    $    735,176
                    Premier Auto Trust 4.65% 1999........................................     1,321,303       1,307,575
                                                                                                           -------------
                                                                                                              2,042,751
                                                                                                           -------------
                    FINANCE -- 11.0%
                    Banc One Auto Grantor Trust 6.55% 2003...............................     3,711,970       3,735,170
                    General Electric Capital Corp. 7.50% 2035............................     5,000,000       5,192,050
                    General Reinsurance Corp. 9.00% 2009.................................     5,000,000       5,729,450
                    Morgan (J.P.) & Co., Inc. 6.25% 2005.................................     5,000,000       4,859,300
                    Stanford University 6.88% 2024.......................................     5,000,000       4,795,650
                                                                                                           -------------
                                                                                                             24,311,620
                                                                                                           -------------
                    INDUSTRIALS -- 2.6%
                    Postal Square L.P. 8.95% 2022........................................     4,811,800       5,627,448
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 1.4%
                    McDonald's Corp. 7.05% 2025..........................................     3,300,000       3,155,589
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    British Columbia Province Canada 6.50% 2026..........................     3,125,000       2,890,969
                                                                                                           -------------
                    RETAIL -- 2.1%
                    Wal-Mart Stores, Inc. 6.75% 2023.....................................     5,000,000       4,737,700
                                                                                                           -------------
                    TRANSPORTATION -- 2.6%
                    United Parcel Service of America, Inc. 8.38% 2020....................     5,000,000       5,655,400
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 67.1%
                    Federal Home Loan Mortgage Corp. 6.00% 2008 - 2011...................     9,222,996       8,913,374
                    Federal Home Loan Mortgage Corp. 6.50% 2011..........................    13,916,772      13,712,335
                    Federal Home Loan Mortgage Corp. 7.00% 2010 - 2011...................    19,082,099      19,087,965
                    Federal Home Loan Mortgage Corp. 7.29% 2004..........................    20,000,000      19,896,800
                    Federal Home Loan Mortgage Corp. 14.75% 2010.........................       155,981         186,397
                    Federal National Mortgage Association 7.00% 2010 - 2011..............     6,766,934       6,765,160
                    Federal National Mortgage Association 7.50% 2023 - 2025..............     4,337,789       4,345,205
                    Federal National Mortgage Association 8.00% 2023.....................    12,399,136      12,631,619
                    Government National Mortgage Association 6.50% 2023..................     8,450,345       8,059,516
                    Government National Mortgage Association 7.00% TBA...................    10,000,000      10,037,500
                    Government National Mortgage Association 7.50% 2022..................     7,921,932       7,972,870
                    Government National Mortgage Association 9.50% 2016 - 2017...........     2,654,669       2,882,476
                    Government National Mortgage Association 10.00% 2013 - 2017..........     2,568,426       2,788,889
                    Government National Mortgage Association 11.50% 2014.................        19,712          21,101
                    Government National Mortgage Association 12.00% 1999 - 2016..........       143,432         153,410
                    Government National Mortgage Association 12.75% 2014.................        79,957          94,624
                    Government National Mortgage Association 13.25% 1999 - 2014..........        20,656          24,101
                    Government National Mortgage Association 13.50% 2014.................         8,981          10,814
                    Government National Mortgage Association 13.75% 2014.................         1,426           1,687

                                                           ---------------------

                                                                                             PRINCIPAL
                    BONDS & NOTES (continued)                                                 AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    United States Treasury Bonds 7.63% 2022..............................   $10,000,000    $ 11,039,100
                    United States Treasury Notes 6.13% 1998..............................    20,000,000      20,092,100
                                                                                                           -------------
                                                                                                            148,717,043
                                                                                                           -------------
                    UTILITIES -- 4.5%
                    Hydro Quebec Electric 8.40% 2022.....................................     5,000,000       5,460,750
                    US West Communications, Inc. 6.88% 2033..............................     5,000,000       4,528,800
                                                                                                           -------------
                                                                                                              9,989,550
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $208,172,650)......................                   207,128,070
                                                                                                           -------------

                    REPURCHASE AGREEMENTS -- 9.7%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)..........     7,744,000       7,744,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)..........    13,835,000      13,835,000
                                                                                                           -------------
                    TOTAL REPURCHASE AGREEMENTS (cost $21,579,000).......................                    21,579,000
                                                                                                           -------------
                    TOTAL INVESTMENTS -- (cost $229,751,650)  103.2%                                        228,707,070
                    Liabilities in excess of other assets --   (3.2)                                         (7,103,993)
                    ------                                                                                 -------------
                    NET ASSETS --                             100.0%                                       $221,603,077
                                                              ======                                       =============

              -----------------------------

              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH YIELD PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                                                                              PRINCIPAL
                    BONDS & NOTES -- 92.9%                                                     AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    AEROSPACE & MILITARY TECHNOLOGY -- 6.8%
                    Howmet Corp. 10.00% 2003..............................................   $   605,000    $   660,962
                    Moog, Inc. 10.00% 2006................................................       655,000        687,750
                    Newport News Shipbuilding, Inc. 8.63% 2006*...........................       125,000        128,125
                    Northrop Grumman Corp. 9.38% 2024.....................................       250,000        276,378
                    Rohr, Inc. 11.63% 2003................................................       500,000        551,250
                    Wyman-Gordon Co. 10.75% 2003..........................................       750,000        798,750
                                                                                                            ------------
                                                                                                              3,103,215
                                                                                                            ------------
                    CABLE -- 3.4%
                    Cablevision Systems Corp. 9.25% 2005..................................       350,000        346,500
                    Cablevision Systems Corp. 9.88% 2006..................................       145,000        148,625
                    Comcast Corp. 9.38% 2005..............................................       350,000        363,125
                    Marcus Cable Operating Co. L.P. zero coupon 2004(1)...................       350,000        287,000
                    Tele-Communications, Inc. 9.25% 2023..................................       150,000        145,792
                    Videotron Ltd. 10.25% 2002............................................       250,000        265,625
                                                                                                            ------------
                                                                                                              1,556,667
                                                                                                            ------------
                    CHEMICALS -- 5.3%
                    Acetex Corp. 9.75% 2003...............................................       305,000        302,560
                    Agriculture Minerals & Chemicals 10.75% 2003..........................       500,000        543,750
                    Arcadian Partners L.P. 10.75% 2005....................................       250,000        274,375
                    General Chemical Corp. 9.25% 2003.....................................       250,000        255,625
                    Harris Chemical North America, Inc. 10.25% 2001.......................       150,000        155,812
                    PMI Acquisition Corp. 10.25% 2003.....................................       350,000        357,000
                    Rexene Corp. 11.75% 2004..............................................       150,000        168,375
                    Sterling Chemicals, Inc. 11.75% 2006..................................       235,000        249,100
                    Texas Petrochemicals Corp. 11.13% 2006................................        90,000         96,750
                                                                                                            ------------
                                                                                                              2,403,347
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 10.3%
                    Benedek Communications Corp. zero coupon 2006(1)(2)...................       550,000        314,875
                    Big Flower Press Holdings 10.75% 2003.................................       250,000        260,625
                    Chancellor Broadcasting Co. 9.38% 2004................................       500,000        505,000
                    Galaxy Telecom L.P. 12.38% 2005.......................................       250,000        266,250
                    Granite Broadcasting Corp. 10.38% 2005................................       150,000        153,750
                    Granite Broadcasting Corp. 12.75% 2002................................       350,000        381,500
                    Lenfest Communications, Inc. 8.38% 2005...............................       250,000        241,562
                    MobileMedia Corp. 9.38% 2007+(3)......................................       500,000        135,000
                    Plitt Theaters, Inc. 10.88% 2004......................................       500,000        503,750
                    Rifkin Acquisitions Partners L.P. 11.13% 2006.........................       500,000        521,250
                    Teleport Communications Group, Inc. zero coupon 2007(1)...............       175,000        119,875
                    World Color Press, Inc. 9.13% 2003....................................       750,000        757,500
                    Young Broadcasting, Inc. 11.75% 2004..................................       500,000        545,000
                                                                                                            ------------
                                                                                                              4,705,937
                                                                                                            ------------
                    CONSUMER DISCRETIONARY -- 0.7%
                    Webb (Del) Corp. 9.00% 2006...........................................       350,000        341,250
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER STAPLES -- 3.2%
                    American Safety Razor Co. 9.88% 2005..................................   $   150,000    $   159,375
                    Gruma SA de CV 9.75% 1998.............................................       250,000        257,188
                    Sweetheart Cup, Inc. 10.50% 2003......................................       500,000        520,000
                    Westpoint Stevens, Inc. 8.75% 2001....................................       500,000        513,750
                                                                                                            ------------
                                                                                                              1,450,313
                                                                                                            ------------
                    ENERGY -- 6.3%
                    Energy Ventures, Inc. 10.25% 2004.....................................       150,000        162,375
                    Flores & Rucks, Inc. 9.75% 2006.......................................       165,000        174,900
                    Mesa Operating Co. zero coupon 2006(1)................................       350,000        241,500
                    Mesa Operating Co. 10.63% 2006........................................        75,000         81,375
                    Plains Resources, Inc. 10.25% 2006....................................       600,000        642,000
                    Santa Fe Energy Resources, Inc. 11.00% 2004...........................       500,000        550,000
                    Seagull Energy Corp. 8.63% 2005.......................................       250,000        253,750
                    Transportadora De Gas 7.75% 1998......................................       250,000        250,312
                    Transportadora De Gas 10.25% 2001.....................................       250,000        264,875
                    YPF Sociedad Anonima 8.00% 2004.......................................       250,000        241,250
                                                                                                            ------------
                                                                                                              2,862,337
                                                                                                            ------------
                    FINANCE -- 4.4%
                    Chevy Chase Savings Bank 9.25% 2008...................................       125,000        127,500
                    Dime Bancorp, Inc. 10.50% 2005........................................       500,000        550,625
                    First Nationwide Escrow Corp. 10.63% 2003*............................        40,000         43,200
                    First Nationwide Parent Holdings 12.50% 2003..........................       350,000        392,000
                    Imperial Credit Industries, Inc. 9.75% 2004...........................       400,000        410,000
                    Tembec Finance Corp. 9.88% 2005.......................................       500,000        467,500
                                                                                                            ------------
                                                                                                              1,990,825
                                                                                                            ------------
                    GAMING -- 1.6%
                    Hollywood Casino, Inc. 12.75% 2003....................................       250,000        240,000
                    Trump Atlantic City Associates 11.25% 2006............................       500,000        495,000
                                                                                                            ------------
                                                                                                                735,000
                                                                                                            ------------
                    GROCERY -- 1.6%
                    Bruno's, Inc. 10.50% 2005.............................................        85,000         90,100
                    Dominick's Finer Foods, Inc. 10.88% 2005..............................       225,000        249,188
                    Smith's Food & Drug Centers, Inc. 11.25% 2007.........................       350,000        386,750
                                                                                                            ------------
                                                                                                                726,038
                                                                                                            ------------
                    HEALTHCARE -- 5.2%
                    Beverly Enterprises, Inc. 9.00% 2006..................................       250,000        251,250
                    Dade International, Inc. 11.13% 2006..................................       190,000        206,150
                    Genesis Health Ventures, Inc. 9.75% 2005..............................       225,000        236,250
                    Integrated Health Services, Inc. 10.25% 2006*.........................       250,000        262,500
                    OrNda HealthCorp. 11.38% 2004.........................................       500,000        577,500
                    Owens & Minor, Inc. 10.88% 2006.......................................       350,000        375,375
                    Quorum Health Group, Inc. 8.75% 2005..................................       175,000        179,375
                    Tenet Healthcare Corp. 9.63% 2002.....................................       250,000        273,750
                                                                                                            ------------
                                                                                                              2,362,150
                                                                                                            ------------

---------------------

                                                                                              PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL -- 16.6%
                    American Standard, Inc. zero coupon 2005(1)...........................   $   500,000    $   465,000
                    Amtrol, Inc. 10.63% 2006*.............................................       175,000        179,156
                    Associated Materials, Inc. 11.50% 2003................................       235,000        239,700
                    Bell & Howell Co. zero coupon 2005(1).................................     1,000,000        725,000
                    Bell & Howell Co. 9.25% 2000..........................................       250,000        254,375
                    Collins & Aikman Corp. 11.50% 2006....................................       500,000        545,000
                    Delco Remy International, Inc. 10.63% 2006*...........................       350,000        368,375
                    Doman Industries Ltd. 8.75% 2004......................................       500,000        467,500
                    Dominion Textile USA, Inc. 8.88% 2003.................................       150,000        150,375
                    Dominion Textile USA, Inc. 9.25% 2006.................................        50,000         50,812
                    EnviroSource, Inc. 9.75% 2003.........................................       150,000        141,188
                    Essex Group, Inc. 10.00% 2003.........................................       500,000        512,500
                    Exide Corp. 10.75% 2002...............................................        50,000         52,250
                    Graphic Controls Corp. 12.00% 2005(2).................................       225,000        249,187
                    Great Lakes Carbon Corp. 10.00% 2006..................................       500,000        530,000
                    Hayes Wheels International, Inc. 11.00% 2006..........................       135,000        147,319
                    Interlake Corp. 12.13% 2002...........................................       250,000        258,750
                    Johnstown America Industries, Inc. 11.75% 2005(2).....................       380,000        362,900
                    K & F Industries, Inc. 10.38% 2004....................................       350,000        369,250
                    K & F Industries, Inc. 11.88% 2003....................................       150,000        161,625
                    Lear Seating Corp. 8.25% 2002.........................................       250,000        251,875
                    Mettler Toledo, Inc. 9.75% 2006.......................................        95,000         99,750
                    Specialty Equipment Cos., Inc. 11.38% 2003............................       250,000        273,125
                    UCAR Global Enterprises, Inc. 12.00% 2005.............................       200,000        230,500
                    Walbro Corp. 9.88% 2005...............................................       500,000        515,000
                                                                                                            ------------
                                                                                                              7,600,512
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 3.2%
                    Advanced Micro Devices, Inc. 11.00% 2003..............................       250,000        271,250
                    Digital Equipment Corp. 7.75% 2023....................................       250,000        214,413
                    Jacor Communications Co. 9.75% 2006...................................       430,000        438,600
                    Unisys Corp. 12.00% 2003..............................................       500,000        532,500
                                                                                                            ------------
                                                                                                              1,456,763
                                                                                                            ------------
                    METALS & MINERALS -- 9.6%
                    A.K. Steel Corp. 9.13% 2006*..........................................       260,000        267,150
                    A.K. Steel Corp. 10.75% 2004..........................................       350,000        382,375
                    Armco, Inc. 9.38% 2000................................................       750,000        753,750
                    Bethlehem Steel Corp. 10.38% 2003.....................................       500,000        528,750
                    Northwestern Steel & Wire Co. 9.50% 2001..............................       500,000        490,000
                    NS Group, Inc. 13.50% 2003............................................       500,000        511,250
                    S.D. Warren Co. 12.00% 2004...........................................       400,000        432,000
                    Weirton Steel Corp. 10.88% 1999.......................................       300,000        312,000
                    Weirton Steel Corp. 11.38% 2004.......................................       350,000        355,250
                    Wheeling Pittsburgh Corp. 9.38% 2003..................................       350,000        346,500
                                                                                                            ------------
                                                                                                              4,379,025
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                    Republic of Argentina 8.38% 2003......................................       250,000        237,500
                    Republic of Argentina 11.00% 2006.....................................       100,000        104,125
                    Republic of Brazil 6.00% 2013.........................................       250,000        179,297
                                                                                                            ------------
                                                                                                                520,922
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    PAPER PRODUCTS -- 6.5%
                    Container Corp. of America 9.75% 2003.................................   $   500,000    $   525,000
                    Container Corp. of America 11.25% 2004................................       450,000        488,250
                    Domtar, Inc. 8.75% 2006...............................................        50,000         52,875
                    Fort Howard Corp. 9.25% 2001..........................................       750,000        781,875
                    Grupo International Durango SA de CV 12.63% 2003......................       115,000        124,775
                    Rainy River Forest Products, Inc. 10.75% 2001.........................       250,000        269,375
                    Repap New Brunswick, Inc. 9.88% 2000..................................       210,000        214,200
                    Silgan Corp. 11.75% 2002..............................................       150,000        159,750
                    Silgan Holdings, Inc. 13.25% 2002.....................................        69,000         69,431
                    Stone Container Corp. 11.88% 1998.....................................       250,000        263,438
                                                                                                            ------------
                                                                                                              2,948,969
                                                                                                            ------------
                    RETAIL -- 1.1%
                    Guitar Center Management Co., Inc. 11.00% 2006*.......................       500,000        525,000
                                                                                                            ------------
                    SERVICES -- 1.9%
                    Muzak L.P. 10.00% 2003................................................       500,000        514,375
                    Penda Corp. 10.75% 2004...............................................       375,000        363,281
                                                                                                            ------------
                                                                                                                877,656
                                                                                                            ------------
                    UTILITIES -- 4.1%
                    Cabot Safety Acquisition Corp. 12.50% 2005............................       350,000        388,500
                    El Paso Electric Co. 8.90% 2006.......................................       500,000        521,320
                    First PV Funding Corp. 10.15% 2016....................................       164,000        174,250
                    Telefonica de Argentina SA 11.88% 2004................................       250,000        276,250
                    Texas-New Mexico Power Co. 10.75% 2003................................       500,000        536,250
                                                                                                            ------------
                                                                                                              1,896,570
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $40,749,545)................................                   42,442,496
                                                                                                            ------------

                    COMMON STOCK -- 0.1%                                                       SHARES
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL -- 0.1%
                    Triangle Wire And Cable, Inc.+(2)(4) (cost $330,000)..................        31,667         31,667
                                                                                                            ------------
                                           PREFERRED STOCK -- 2.1%
                    ----------------------------------------------------------------------------------------------------
                    COMMUNICATIONS & MEDIA -- 0.4%
                    Benedek Communications Corp.(2).......................................         2,000        197,000
                                                                                                            ------------
                    FINANCE -- 1.5%
                    California Federal Bank Los Angeles 10.63%............................         2,500        275,000
                    Chevy Chase Preferred Capital Corp., Series A 10.38%..................         8,285        431,856
                                                                                                            ------------
                                                                                                                706,856
                                                                                                            ------------
                    PAPER PRODUCTS -- 0.2%
                    Silgan Holdings, Inc. 13.25%*.........................................            74         79,055
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $932,452).................................                      982,911
                                                                                                            ------------

---------------------

                    WARRANTS -- 0.0%+                                                          SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    COMMUNICATIONS & MEDIA -- 0.0%
                    Benedek Communications Corp. 7/01/07(2) (cost $13,800)................         2,000    $     6,000
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $42,025,797)........................                   43,463,074
                                                                                                            ------------
                                                                                              PRINCIPAL
                    REPURCHASE AGREEMENTS -- 2.6%                                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)...........   $   433,000        433,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)...........       740,000        740,000
                                                                                                            ------------
                    TOTAL REPURCHASE AGREEMENTS (cost $1,173,000).........................                    1,173,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $43,198,797)                                              97.7%                   44,636,074
                    Other assets less liabilities --                                   2.3                     1,050,646
                                                                                    ------                  ------------
                    NET ASSETS --                                                    100.0%                   $45,686,720
                                                                                    ======                  =============

              -----------------------------
              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) Issuer of the security has filed for bankruptcy and interest payments are in default
              (4) At December 31, 1996 the Portfolio held restricted securities amounting to 0.1% of net assets. The Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security:

                                                                                                        VALUATION
                                                          DATE OF                          UNIT           AS OF
                               DESCRIPTION              ACQUISITION       SHARES           COST         12/31/96
                    ---------------------------------------------------------------------------------------------

                    Triangle Wire and Cable, Inc.         3/21/94            10,556     $ 10.716654       $1.00
                    Triangle Wire and Cable, Inc.         3/24/94            21,111       10.273080        1.00
                                                                        -----------
                                                                             31,667
                                                                             ======

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    TARGET '98 PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                                                                               PRINCIPAL
                                            BONDS & NOTES -- 97.2%                              AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 7.1%
                    American General Corp. 9.70% 1998......................................   $  250,000    $   259,350
                    International Lease Finance Corp. 7.50% 1999...........................      250,000        255,680
                    United Virginia Bankshares, Inc. 8.63% 1998............................      200,000        205,480
                                                                                                            ------------
                                                                                                                720,510
                                                                                                            ------------
                    SUPRANATIONALS -- 5.0%
                    International Bank For Reconstruction & Development zero coupon 1998...      550,000        507,101
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 77.9%
                    Federal Judiciary Office Building zero coupon 1998.....................    1,000,000        910,470
                    Federal National Mortgage Association zero coupon 1998.................    2,000,000      1,817,838
                    Government Trust Certificates Series 3D zero coupon 1998...............    1,000,000        897,500
                    Government Trust Certificates Series T zero coupon 1998................    2,600,000      2,333,500
                    Tennessee Valley Authority zero coupon 1998............................    1,000,000        888,320
                    Treasury Investment Growth Receipts zero coupon 1998...................      500,000        449,160
                    United States Treasury Note Strip Prior zero coupon 1998...............      700,000        628,145
                                                                                                            ------------
                                                                                                              7,924,933
                                                                                                            ------------
                    UTILITIES -- 7.2%
                    Michigan Bell Telephone Co. 9.25% 1998.................................      300,000        315,894
                    Quebec Hydroelectric 9.55% 1998........................................      100,000        102,898
                    Virginia Electric & Power Co. 9.38% 1998...............................      300,000        312,306
                                                                                                            ------------
                                                                                                                731,098
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $9,617,629)..........................                   9,883,642
                                                                                                            ------------

                                         REPURCHASE AGREEMENTS -- 2.8%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)............      128,000        128,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)............      155,000        155,000
                                                                                                            ------------
                    TOTAL REPURCHASE AGREEMENTS (cost $283,000)............................                     283,000
                                                                                                            ------------
                    TOTAL INVESTMENTS -- (cost $9,900,629)                            100.0%                  10,166,642
                    Other assets less liabilities --                                    0.0                        4,899
                                                                                     ------                 ------------
                    NET ASSETS --                                                     100.0%                  $10,171,541
                                                                                     ======                 =============

              -----------------------------

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                            COMMON STOCK -- 87.0%                               SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 5.4%
                    Retail -- 5.4%
                    May Department Stores Co. ...........................................        13,000        $    607,750
                    Mercantile Stores Co., Inc. .........................................         7,200             355,500
                    Saks Holdings, Inc.+.................................................        13,000             351,000
                    Wal-Mart Stores, Inc. ...............................................        22,000             503,250
                                                                                                                  ---------
                                                                                                                  1,817,500
                                                                                                                  ---------
                    CONSUMER STAPLES -- 10.8%
                    Food, Beverage & Tobacco -- 2.6%
                    PepsiCo, Inc. .......................................................        12,000             351,000
                    Sara Lee Corp. ......................................................        14,000             521,500

                    Household Products -- 8.2%
                    Colgate-Palmolive Co. ...............................................         4,000             369,000
                    Gillette Co. ........................................................         7,000             544,250
                    Kimberly-Clark Corp. ................................................         7,000             666,750
                    Procter & Gamble Co. ................................................         7,000             752,500
                    Revlon, Inc., Class A+...............................................        14,000             418,250
                                                                                                                  ---------
                                                                                                                  3,623,250
                                                                                                                  ---------
                    ENERGY -- 8.9%
                    Energy Services -- 2.6%
                    Fluor Corp. .........................................................         6,000             376,500
                    Schlumberger Ltd. ...................................................         5,000             499,375

                    Energy Sources -- 6.3%
                    Amoco Corp. .........................................................         6,000             483,000
                    Exxon Corp. .........................................................         6,000             588,000
                    Royal Dutch Petroleum Co., NY Registry Shares .......................         3,500             597,625
                    Union Pacific Resources Group, Inc. .................................        14,234             416,345
                                                                                                                  ---------
                                                                                                                  2,960,845
                                                                                                                  ---------
                    FINANCE -- 14.0%
                    Banks -- 6.1%
                    Citicorp.............................................................         5,000             515,000
                    First Bank System, Inc. .............................................         7,000             477,750
                    First Union Corp. ...................................................         9,000             666,000
                    Wachovia Corp. ......................................................         7,000             395,500

                    Financial Services -- 1.9%
                    American Express Co. ................................................        11,000             621,500

                    Insurance -- 6.0%
                    ACE Ltd. ............................................................        10,000             601,250
                    Allstate Corp. ......................................................        11,000             636,625
                    American International Group, Inc. ..................................         7,000             757,750
                                                                                                                  ---------
                                                                                                                  4,671,375
                                                                                                                  ---------

                                                           ---------------------

                                          COMMON STOCK (continued)                              SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 12.6%
                    Drugs -- 11.1%
                    American Home Products Corp. ........................................        10,000        $    586,250
                    Bristol-Myers Squibb Co. ............................................         6,000             652,500
                    Pfizer, Inc. ........................................................         7,000             580,125
                    Pharmacia & Upjohn, Inc. ............................................        14,000             554,750
                    Warner-Lambert Co. ..................................................        10,000             750,000
                    Zeneca Group PLC ADR.................................................         7,000             588,000

                    Medical Products -- 1.5%
                    Abbott Laboratories..................................................        10,000             507,500
                                                                                                                  ---------
                                                                                                                  4,219,125
                                                                                                                  ---------
                    INDUSTRIAL & COMMERCIAL -- 8.2%
                    Aerospace & Military Technology -- 3.5%
                    Boeing Co. ..........................................................         7,000             744,625
                    United Technologies Corp. ...........................................         6,400             422,400

                    Electrical Equipment -- 3.8%
                    AMP, Inc. ...........................................................        10,000             383,750
                    General Electric Co. ................................................         9,000             889,875

                    Transportation -- 0.9%
                    Union Pacific Corp. .................................................         5,000             300,625
                                                                                                                  ---------
                                                                                                                  2,741,275
                                                                                                                  ---------
                    INFORMATION & ENTERTAINMENT -- 5.3%
                    Broadcasting & Media -- 3.5%
                    Gannett Co., Inc. ...................................................         9,000             673,875
                    Viacom, Inc., Class B+...............................................        15,000             523,125

                    Leisure & Tourism -- 1.8%
                    McDonald's Corp. ....................................................        13,000             588,250
                                                                                                                  ---------
                                                                                                                  1,785,250
                                                                                                                  ---------
                    INFORMATION TECHNOLOGY -- 10.1%
                    Communication Equipment -- 3.0%
                    Cisco Systems, Inc.+.................................................         7,000             445,375
                    Motorola, Inc. ......................................................         9,000             552,375

                    Computers & Business Equipment -- 3.8%
                    International Business Machines Corp. ...............................         5,700             860,700
                    Xerox Corp. .........................................................         8,000             421,000

                    Software -- 3.3%
                    Computer Sciences Corp.+.............................................         6,000             492,750
                    Electronic Data Systems Corp. .......................................        14,078             608,873
                                                                                                                  ---------
                                                                                                                  3,381,073
                                                                                                                  ---------
                    MATERIALS -- 6.1%
                    Chemicals -- 4.5%
                    Air Products & Chemicals, Inc. ......................................         9,000             622,125
                    Dow Chemical Co. ....................................................         4,000             313,500
                    du Pont (E.I.) de Nemours & Co. .....................................         6,000             566,250

                    Metals & Minerals -- 1.6%
                    Phelps Dodge Corp. ..................................................         8,000             540,000
                                                                                                                  ---------
                                                                                                                  2,041,875
                                                                                                                  ---------

---------------------

                                          COMMON STOCK (continued)                              SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------
                    UTILITIES -- 5.6%
                    Electric Utilities -- 2.9%
                    Central & South West Corp. ..........................................        13,000        $    333,125
                    Pacific Gas & Electric Co. ..........................................        15,000             315,000
                    Texas Utilities Co. .................................................         7,500             305,625

                    Telephone -- 2.7%
                    AT&T Corp. ..........................................................        11,000             478,500
                    SBC Communications, Inc. ............................................         8,500             439,875
                                                                                                                  ---------
                                                                                                                  1,872,125
                                                                                                                  ---------
                    TOTAL COMMON STOCK (cost $25,357,675)................................                        29,113,693
                                                                                                                  ---------

                                     CONVERTIBLE PREFERRED STOCK -- 5.8%
                    --------------------------------------------------------------------------------------------------------
                    ENERGY -- 1.1%
                    Energy Sources -- 1.1%
                    Unocal Capital Trust 6.25%...........................................         6,696             379,998
                                                                                                                  ---------
                    FINANCE -- 2.2%
                    Insurance -- 2.2%
                    Jefferson Pilot Corp. 7.25%..........................................         8,000             728,000
                                                                                                                  ---------
                    INFORMATION & ENTERTAINMENT -- 0.9%
                    Broadcasting & Media -- 0.9%
                    Cablevision Systems Corp., Series I 8.50%............................        15,000             307,500
                                                                                                                  ---------
                    INFORMATION TECHNOLOGY -- 0.4%
                    Software -- 0.4%
                    Microsoft Corp., Series A $2.20......................................         1,600             128,200
                                                                                                                  ---------
                    MATERIALS -- 1.2%
                    Forest Products -- 1.2%
                    International Paper Capital Trust 5.25%..............................         8,500             389,937
                                                                                                                  ---------
                    TOTAL CONVERTIBLE PREFERRED STOCK (cost $1,810,191)..................                         1,933,635
                                                                                                                  ---------

                                                                                              PRINCIPAL
                                          CONVERTIBLE BONDS -- 5.1%                             AMOUNT
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 1.2%
                    Retail -- 1.2%
                    Home Depot, Inc. 3.25% 2001..........................................      $400,000             390,000
                                                                                                                  ---------
                    FINANCE -- 2.3%
                    Financial Services -- 2.3%
                    First Financial Management Corp. 5.00% 1999..........................       450,000             775,688
                                                                                                                  ---------

                                                           ---------------------

                                                                                              PRINCIPAL
                                        CONVERTIBLE BONDS (continued)                           AMOUNT            VALUE
                    --------------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 1.6%
                    Health Services -- 1.6%
                    Tenet Healthcare Corp. 6.00% 2005....................................      $500,000        $    532,500
                                                                                                                  ---------
                    TOTAL CONVERTIBLE BONDS (cost $1,565,100)............................                         1,698,188
                                                                                                                  ---------
                    TOTAL INVESTMENT SECURITIES (cost $28,732,966).......................                        32,745,516
                                                                                                                  ---------

                                        REPURCHASE AGREEMENTS -- 3.1%
                    --------------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)..........       399,000             399,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)..........       640,000             640,000
                                                                                                                  ---------
                    TOTAL REPURCHASE AGREEMENTS (cost $1,039,000)........................                         1,039,000
                                                                                                                  ---------
                    TOTAL INVESTMENTS -- (cost $29,771,966)                         101.0%                       33,784,516
                    Liabilities in excess of other assets --                         (1.0)                         (319,243)
                                                                                   ------                         ---------
                    NET ASSETS --                                                   100.0%                     $ 33,465,273
                                                                                   ======                         =========

              -----------------------------

              + Non-income producing securities
              ADR - American Depositary Receipts

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    FOREIGN SECURITIES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                             COMMON STOCK -- 88.1%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    ARGENTINA -- 0.5%
                    YPF Sociedad Anonima ADR (Energy)@.....................................       10,000    $   252,500
                                                                                                            -----------
                    AUSTRALIA -- 3.5%
                    Amcor Ltd. (Materials).................................................       63,964        411,310
                    Boral Ltd. (Materials).................................................       42,271        120,285
                    Broken Hill Proprietary Ltd. (Materials)...............................       37,178        529,552
                    Goodman Fielder Wattie Ltd. (Consumer Staples).........................      108,471        134,500
                    Pioneer International Ltd. (Materials)+................................       90,000        268,262
                    Qantas Airways Ltd. ADR (Information & Entertainment)*@................       13,600        226,838
                                                                                                            -----------
                                                                                                              1,690,747
                                                                                                            -----------
                    AUSTRIA -- 0.8%
                    OMV AG (Energy)........................................................        3,500        394,653
                                                                                                            -----------
                    BELGIUM -- 0.8%
                    Credit Dexia/Communal Holding (Finance)+*..............................        4,100        374,108
                                                                                                            -----------
                    BRAZIL -- 0.3%
                    Centrais Eletricas Brasileiras SA - ELETROBRAS ADR (Utilities).........        9,000        161,102
                                                                                                            -----------
                    CANADA -- 1.8%
                    Canadian Pacific Ltd. ADR (Industrial & Commercial)+...................       25,000        658,183
                    Canwest Global Communications (Information Technology).................       21,300        218,325
                                                                                                            -----------
                                                                                                                876,508
                                                                                                            -----------
                    CHILE -- 0.8%
                    Enersis SA ADR (Utilities).............................................       13,000        360,750
                                                                                                            -----------
                    DENMARK -- 2.5%
                    Tele Danmark A/S, Class B ADR (Utilities)@.............................       15,400        419,650
                    Unidanmark A/S (Finance)...............................................       15,500        802,523
                                                                                                            -----------
                                                                                                              1,222,173
                                                                                                            -----------
                    FINLAND -- 2.8%
                    Kesko (Consumer Discretionary).........................................          100          1,411
                    Merita Ltd. (Finance)+.................................................       78,600        244,343
                    Metsa Serla Oy (Materials).............................................       47,500        356,250
                    Nokia Corp., Class A ADR (Information Technology)......................        8,500        489,813
                    Rauma Oy (Industrial & Commercial).....................................       12,000        253,043
                                                                                                            -----------
                                                                                                              1,344,860
                                                                                                            -----------
                    FRANCE -- 7.8%
                    Accor SA (Information & Entertainment).................................        2,772        351,008
                    Assurance General de France (Finance)+*................................        6,500        209,839
                    Banque Nationale de Paris (Finance)....................................       16,000        619,216
                    Cie de St. Gobain (Materials)..........................................        2,097        296,656
                    Credit Commerce France (Finance).......................................        2,000         92,512
                    Elf Aquitaine SA (Energy)..............................................        5,000        455,141

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    Havas SA (Information & Entertainment).................................        4,089    $   286,864
                    Peugeot SA (Consumer Discretionary)....................................          500         56,278
                    Remy Cointreau SA (Consumer Staples)...................................        6,000        169,991
                    Rhone-Poulenc SA (Healthcare)..........................................       15,830        539,718
                    Societe Generale (Finance).............................................        3,846        415,844
                    Total SA, Series B (Energy)............................................        2,956        240,423
                                                                                                            -----------
                                                                                                              3,733,490
                                                                                                            -----------
                    GERMANY -- 3.8%
                    Daimler-Benz AG (Consumer Discretionary)...............................       11,500        792,176
                    Degussa AG (Materials).................................................          700        316,838
                    Karstadt AG (Consumer Discretionary)...................................        1,100        371,718
                    Mannesmann AG (Industrial & Commercial)................................          800        346,763
                                                                                                            -----------
                                                                                                              1,827,495
                                                                                                            -----------
                    HONG KONG -- 3.6%
                    CITIC Pacific Ltd. (Consumer Discretionary)............................       35,000        203,181
                    Hutchison Whampoa Ltd. (Real Estate)...................................       60,000        471,265
                    Sun Hung Kai Properties Ltd. (Real Estate).............................       43,000        526,763
                    Swire Pacific Ltd., Class A (Real Estate)..............................       55,000        524,436
                                                                                                            -----------
                                                                                                              1,725,645
                                                                                                            -----------
                    INDIA -- 0.4%
                    State Bank India GDR (Finance)*@.......................................       11,500        199,755
                                                                                                            -----------
                    INDONESIA -- 1.0%
                    PT Bank Negara Indonesia (Finance)+*...................................      249,500        132,038
                    PT Indonesian Satellite Corp. ADR (Utilities)+*........................        4,000        109,500
                    PT Jaya Real Property alien (Real Estate)..............................      154,000        215,157
                                                                                                            -----------
                                                                                                                456,695
                                                                                                            -----------
                    IRELAND -- 0.8%
                    Allied Irish Banks (Finance)...........................................       21,008        141,085
                    Jefferson Smurfit Group (Paper Products)+..............................       80,000        230,941
                                                                                                            -----------
                                                                                                                372,026
                                                                                                            -----------
                    ITALY -- 3.1%
                    Arnaldo Mondadori Edit (Information & Entertainment)...................       40,000        325,643
                    Banca Commerciale Italiana SpA (Finance)...............................      111,200        202,315
                    Fiat SpA (Consumer Discretionary)......................................      100,000        302,571
                    STET (Utilities).......................................................      144,000        654,977
                                                                                                            -----------
                                                                                                              1,485,506
                                                                                                            -----------
                    JAPAN -- 18.8%
                    77th Bank (Finance)....................................................       20,000        164,062
                    Asahi Organic Chemical (Industrial & Commercial).......................       19,000        112,054
                    Canon Sales Co., Inc. (Industrial & Commercial)........................        5,500        122,528
                    Chudenko Corp. (Industrial & Commercial)...............................        6,000        173,042
                    Chugai Pharmaceutical Co., Ltd. (Healthcare)...........................       22,000        184,267
                    Cosel Co. Ltd. (Industrial & Commercial)...............................        3,000         46,887
                    Dai Nippon Printing Co., Ltd. (Information & Entertainment)............       30,000        525,861
                    Danto Corp. (Materials)................................................        6,000         58,544
                    Fuji Machine Manufacturing Co. (Industrial & Commercial)...............        9,000        238,580
                    JGC Corp. (Industrial & Commercial)....................................       33,000        247,621
                    Kyudenko Corp. (Industrial & Commercial)...............................       15,000        155,427
                    Mabuchi Motor Co., Ltd. (Industrial & Commercial)......................        6,000        302,047
                    Maruichi Steel Tube (Energy)...........................................       19,000        328,124
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)+.....       32,000        522,235
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial).............       55,000        436,923
                    Murata Manufacturing Co. (Information Technology)......................       12,000        398,929

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    NGK Spark Plug Co. Ltd. (Industrial & Commercial)......................       40,000    $   438,650
                    Nippon Express Co. Ltd. (Industrial & Commercial)......................       25,000        171,401
                    Nippon Television Network (Information & Entertainment)................        1,760        531,906
                    Nomura Securities International, Inc. (Finance)........................       23,000        345,566
                    Onward Kashiyama (Consumer Discretionary)..............................       40,000        562,991
                    Sakura Bank Ltd. (Finance).............................................       33,000        235,938
                    Sanwa Bank Ltd. (Finance)..............................................       14,000        191,003
                    Sony Corp. (Information & Entertainment)...............................        4,000        262,154
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)..................       47,000        296,261
                    Sumitomo Trust & Banking Co., Ltd. (Finance)...........................        7,000         70,115
                    Toda Construction Co. (Industrial & Commercial)........................       32,000        243,157
                    Tokio Marine & Fire Insurance Co., Ltd. (Finance)......................       26,000        244,711
                    Toyo Ink Manufacturing Co. (Materials).................................       75,000        307,616
                    Toyota Motor Corp. (Consumer Discretionary)............................       14,000        402,556
                    World Co., Ltd. (Consumer Discretionary)...............................        7,900        327,433
                    Yamato Kogyo Co. (Materials)...........................................       42,000        388,049
                    Yamazaki Baking Co. (Consumer Staples).................................        1,000         15,974
                                                                                                            -----------
                                                                                                              9,052,612
                                                                                                            -----------
                    MALAYSIA -- 1.6%
                    Land & General Bhd (Real Estate).......................................       70,000        167,689
                    Resorts World Bhd (Information & Entertainment)........................       43,000        195,803
                    Sime Darby Bhd (Industrial & Commercial)...............................       98,000        386,102
                                                                                                            -----------
                                                                                                                749,594
                                                                                                            -----------
                    MEXICO -- 1.5%
                    Cemex SA de CV (Materials).............................................       50,000        180,069
                    Fomento Economico Mexicano SA de CV (Consumer Staples).................       60,000        205,793
                    Grupo Carso SA de CV (Consumer Staples)................................       25,000        132,431
                    Grupo Financiero Bancomer SA de CV, Series B (Finance).................      350,000        140,053
                    Transportacion Maritima Mexicana SA de CV ADR
                      (Industrial & Commercial)............................................       17,100         79,087
                                                                                                            -----------
                                                                                                                737,433
                                                                                                            -----------
                    NETHERLANDS -- 2.7%
                    Internationale Nederladen Groep NV (Finance)...........................       14,765        531,934
                    KLM Royal Dutch Air Lines NV (Information & Entertainment).............       12,428        349,841
                    PolyGram NV (Information & Entertainment)..............................        8,000        407,761
                                                                                                            -----------
                                                                                                              1,289,536
                                                                                                            -----------
                    NEW ZEALAND -- 1.1%
                    Air New Zealand Ltd. (Information & Entertainment).....................       70,561        191,555
                    Carter Holt Harvey Ltd. (Materials)....................................      139,000        315,440
                                                                                                            -----------
                                                                                                                506,995
                                                                                                            -----------
                    NORWAY -- 1.4%
                    Fokus Bank ASA (Finance)...............................................       20,000        136,270
                    Nycomed ASA (Healthcare)+..............................................       20,000        302,649
                    Saga Petroleum (Energy)................................................       15,000        247,940
                                                                                                            -----------
                                                                                                                686,859
                                                                                                            -----------
                    PHILIPPINES -- 0.4%
                    Philipino Telephone Corp. (Utilities)..................................      100,000         84,601
                    Philippine Long Distance Telephone Co. ADR (Utilities).................        2,000        102,000
                                                                                                            -----------
                                                                                                                186,601
                                                                                                            -----------
                    PORTUGAL -- 0.1%
                    Telecel -- Comunicacoes Pessoais SA (Information Technology)+*.........          500         31,925
                                                                                                            -----------

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE -- 3.4%
                    Development Bank of Singapore alien (Finance)..........................       41,250    $   557,153
                    Far East Levingston Shipbuilding Ltd. (Energy).........................       66,000        344,315
                    Keppel Corp., Ltd. (Industrial & Commercial)...........................       46,000        358,322
                    Straits Steamship Land Ltd. (Real Estate)..............................       50,000        160,080
                    United Overseas Bank Ltd. alien (Finance)..............................       20,000        222,969
                                                                                                            -----------
                                                                                                              1,642,839
                                                                                                            -----------
                    SOUTH KOREA -- 1.7%
                    Chosun Brewery Co., Ltd. (Consumer Staples)............................        3,020         83,372
                    Commerce Bank Korea (Finance)..........................................        6,100         39,849
                    Daewoo Securities Co., Ltd. (Finance)..................................        5,814         74,997
                    Hanil Bank (Finance)...................................................       13,000         89,231
                    Hanwha Chemical (Materials)............................................        7,000         54,260
                    Korea Electric Power Corp. (Utilities).................................        2,000         58,225
                    Korean Air Lines (Industrial & Commercial).............................        9,770        160,829
                    Pohang Iron & Steel Co., Ltd. ADR (Materials)@.........................        5,000        101,250
                    Samsung Fire & Marine Insurance (Finance)+.............................          130         53,415
                    Shinsegae Department Street (Consumer Discretionary)...................        2,000         83,077
                                                                                                            -----------
                                                                                                                798,505
                                                                                                            -----------
                    SPAIN -- 2.5%
                    Acerinox SA (Materials)................................................        2,250        325,130
                    Empresa Nacional de Electricidad ADR (Utilities).......................        4,500        315,000
                    Empresa Nacional de Electricidad SA (Utilities)........................        4,000        284,691
                    Telefonica de Espana SA (Utilities)....................................       12,000        278,683
                                                                                                            -----------
                                                                                                              1,203,504
                                                                                                            -----------
                    SWEDEN -- 1.3%
                    BT Industries AB (Industrial & Commercial).............................        7,200        134,078
                    Pharmacia & Upjohn, Inc. (Healthcare)..................................       12,000        491,796
                                                                                                            -----------
                                                                                                                625,874
                                                                                                            -----------
                    SWITZERLAND -- 2.4%
                    Nestle SA (Consumer Staples)...........................................          420        450,908
                    Richemont Cie Finance (Consumer Staples)...............................          200        280,911
                    Sulzer AG (Healthcare).................................................          780        417,243
                                                                                                            -----------
                                                                                                              1,149,062
                                                                                                            -----------
                    THAILAND -- 0.8%
                    Bangkok Metropolitan Bank PCL alien (Finance)..........................      238,227         90,104
                    Land & Houses PCL alien (Real Estate)..................................        9,200         67,082
                    Siam City Cement PCL alien (Materials).................................       18,000         94,050
                    Siam Commercial Bank PCL alien (Finance)...............................       20,000        145,052
                                                                                                            -----------
                                                                                                                396,288
                                                                                                            -----------
                    UNITED KINGDOM -- 13.8%
                    Associated British Foods PLC (Consumer Staples)........................       40,000        330,992
                    BOC Group PLC (Industrial & Commercial)................................       21,000        314,442
                    Boots Co. PLC (Consumer Discretionary).................................       45,000        464,108
                    British Gas PLC (Utilities)............................................      140,000        537,262
                    British Telecommunications PLC (Utilities).............................       62,000        419,565
                    BTR PLC (Industrial & Commercial)......................................      110,000        537,091
                    Cookson Group PLC (Information Technology).............................       60,000        243,618
                    De La Rue PLC (Information Technology).................................       20,000        197,019
                    National Grid Group PLC (Utilities)....................................      130,000        434,299
                    Northern Foods PLC (Consumer Staples)..................................       68,000        235,327
                    PowerGen PLC (Utilities)...............................................       41,013        401,909
                    Rank Group PLC (Information & Entertainment)...........................       50,000        375,193
                    Reckitt & Colman PLC (Consumer Staples)................................       38,950        482,454
                    Royal & Sun Alliance Insurance Group PLC (Finance).....................       54,181        413,528
                    Royal Bank of Scotland Group PLC (Finance).............................       40,000        385,129

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    Sainsbury (J.) PLC (Consumer Discretionary)............................       81,829    $   542,536
                    Sun Life & Provincial Holdings PLC (Finance)+*.........................       70,000        311,804
                                                                                                            -----------
                                                                                                              6,626,276
                                                                                                            -----------
                    VENEZUELA -- 0.3%
                    Compania Anon Nacional Tele De Venezuela ADR (Utilities)...............        4,800        135,000
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $39,771,403)..................................                  42,296,916
                                                                                                            -----------

                                            PREFERRED STOCK -- 1.5%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 0.6%
                    Centrais Electricas Brasileiras SA-Electrobras, Series B (Utilities)...      350,000        130,016
                    Petroleo Brasileiros SA (Energy).......................................      990,000        157,680
                                                                                                            -----------
                                                                                                                287,696
                                                                                                            -----------
                    GERMANY -- 0.6%
                    Hornbach Holding AG (Consumer Discretionary)...........................        4,000        285,937
                                                                                                            -----------
                    VENEZUELA -- 0.3%
                    Quilmes Industrial Quinsa Societe (Consumer Staples)@..................       14,300        130,488
                                                                                                            -----------
                    TOTAL PREFERRED STOCK (cost $656,644)..................................                     704,121
                                                                                                            -----------
                    TOTAL INVESTMENT SECURITIES (cost $40,428,047).........................                  43,001,037
                                                                                                            -----------

                                                                                              PRINCIPAL
                                         SHORT-TERM SECURITIES -- 1.0%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    United States Treasury Bills 4.85% due 3/20/97 @ (cost $494,746).......   $  500,000        494,746
                                                                                                            -----------

                                         REPURCHASE AGREEMENTS -- 9.6%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston @ (Note 3)..........    1,541,000      1,541,000
                    Joint Repurchase Agreement Account -- Lehman Bros. @ (Note 3)..........    3,080,000      3,080,000
                                                                                                            -----------
                    TOTAL REPURCHASE AGREEMENTS (cost $4,621,000)..........................                   4,621,000
                                                                                                            -----------
                    TOTAL INVESTMENTS --
                      (cost $45,543,793)                                100.2%                               48,116,783
                    Liabilities in excess of other assets --             (0.2)                                  (81,094)
                                                                        ------                              -----------
                    NET ASSETS --                                       100.0%                              $48,035,689
                                                                        ======                              ===========

              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              GDR - Global Depositary Receipts
              @ The security or a portion thereof represents collateral for the following open futures contracts:

                                                           ---------------------

                    OPEN FUTURES CONTRACTS
                    ----------------------------------------------------------------------------------------------------

                                                                                                                    UNREALIZED
                    NUMBER OF                                 EXPIRATION       VALUE AT        VALUE AS OF        APPRECIATION/
                    CONTRACTS          DESCRIPTION               DATE         TRADE DATE    DECEMBER 31, 1996      DEPRECIATION
                    -------------------------------------------------------------------------------------------------------------
                    24 Short     All ordinaries share       March 1997        $1,113,576       $ 1,167,144           $(53,568)
                                 price Stock Index
                                 Future-Sydney Futures
                                 Exchange
                    10 Long      Deutsche Terminboerse-     March 1997         1,842,930         1,884,692             41,762
                                 Dax Stock Index Future
                     2 Short     Hang Seng Index Future-    March 1997           167,368           174,013             (6,645)
                                 Hong Kong Futures
                                 Exchange
                    80 Long      IBEX 35 Future-Mercado     January 1997         290,791           316,346             25,555
                                 de Opciones y Futures
                                 Financieras
                    10 Short     Marche A Terme             March 1997           861,304           896,553            (35,249)
                                 International de France-
                                 CAC 40 Stock Index
                                 Future
                     3 Long      Mercato Italiano Future-   March 1997           310,148           315,820              5,672
                                 MIB 30 Stock Index
                                 Future
                    17 Long      Stockholm Exchange-OMS     January 1997         447,346           468,073             20,727
                                 Stock Index Future
                     2 Long      Tokyo Stock Exchange-      March 1997           266,979           253,625            (13,354)
                                 Topix Future
                     8 Long      Toronto 35 Index Future-   March 1997           875,533           918,654             43,121
                                 Toronto Futures Exchange
                                                                                                                 ----------------
                                 Net Unrealized Appreciation.................................................        $ 28,021
                                                                                                                 ==============

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                    ------------------------------------------------------------------------------------------------------------

                        CONTRACT                  IN              DELIVERY     GROSS UNREALIZED
                       TO DELIVER            EXCHANGE FOR           DATE         APPRECIATION
                    ---------------------------------------------------------------------------
                    AUD    1,404,000      USD       1,115,338      3/31/97         $    443
                    USD    1,005,052      DEM      1,556,273       3/20/97           11,550
                    USD      741,633      DEM      1,139,000       3/21/97            2,444
                    USD      297,519      ESP      38,734,000      1/17/97              704
                    USD      237,757      FRF        1,243,042     3/27/97            3,033
                    USD      282,515      ITL      432,813,600     3/21/97            1,732
                    USD      223,925      SEK       1,537,870      1/24/97            1,802
                                                                               ----------------
                                                                                     21,708
                                                                               ----------------

                                                                               GROSS UNREALIZED
                                                                                 DEPRECIATION
                    ---------------------------------------------------------------------------
                    USD      896,435      CAD      1,217,000       3/20/97        $   (3,140)
                    FRF     4,418,000     USD        851,285       3/27/97            (4,529)
                    USD      276,122      JPY       31,378,530     3/13/97            (2,394)
                    USD      158,863      SEK       1,082,000      1/24/97               (48)
                                                                               ----------------
                                                                                     (10,111)
                                                                               ----------------
                             Net Unrealized Appreciation..................        $   11,597
                                                                               ==============
                    AUD  -- Australian Dollar
                    CAD  -- Canadian Dollar
                    DEM -- Deutsche Mark
                    ESP  -- Spanish Peseta
                    FRF  -- French Franc
                    ITL  -- Italian Lira
                    JPY  -- Japanese Yen
                    SEK  -- Swedish Krona
                    USD  -- United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                            COMMON STOCK -- 98.3%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 9.3%
                    Apparel & Textiles -- 0.4%
                    Nine West Group, Inc.+................................................       31,900    $  1,479,362

                    Automotive -- 1.9%
                    Ford Motor Co.........................................................       82,500       2,629,687
                    General Motors Corp., Class H.........................................       40,000       2,250,000
                    Goodyear Tire & Rubber Co.............................................       38,500       1,977,938

                    Housing -- 0.1%
                    Juno Lighting, Inc....................................................       22,200         355,200

                    Retail -- 6.9%
                    Arbor Drugs, Inc......................................................      124,500       2,163,187
                    Barnes & Noble, Inc.+.................................................       75,200       2,030,400
                    Ethan Allen Interiors, Inc............................................       23,000         885,500
                    Gymboree Corp.+.......................................................       27,000         617,625
                    Home Depot, Inc.......................................................       86,000       4,310,750
                    May Department Stores Co..............................................       95,000       4,441,250
                    Office Max, Inc.+.....................................................      121,000       1,285,625
                    Rite Aid Corp.........................................................      100,000       3,975,000
                    Saks Holdings, Inc.+..................................................       79,000       2,133,000
                    Wal-Mart Stores, Inc..................................................      160,000       3,660,000
                                                                                                           -------------
                                                                                                             34,194,524
                                                                                                           -------------
                    CONSUMER STAPLES -- 6.8%
                    Food, Beverage & Tobacco -- 3.5%
                    General Mills, Inc....................................................       45,000       2,851,875
                    PepsiCo, Inc..........................................................       82,500       2,413,125
                    Philip Morris Cos., Inc...............................................       26,000       2,928,250
                    Sara Lee Corp.........................................................      120,600       4,492,350

                    Household Products -- 3.3%
                    Bush Boake Allen, Inc.+...............................................       65,000       1,730,625
                    Kimberly-Clark Corp...................................................       37,800       3,600,450
                    Procter & Gamble Co...................................................       65,000       6,987,500
                                                                                                           -------------
                                                                                                             25,004,175
                                                                                                           -------------
                    ENERGY -- 6.1%
                    Energy Services -- 1.3%
                    Input/Output, Inc.+...................................................       81,100       1,500,350
                    Schlumberger Ltd......................................................       35,000       3,495,625

                    Energy Sources -- 4.8%
                    Amoco Corp............................................................       77,000       6,198,500
                    Barrett Resources Corp.+..............................................       13,000         554,125
                    Chevron Corp..........................................................       75,000       4,875,000
                    Exxon Corp............................................................       38,700       3,792,600
                    Union Pacific Resources Group, Inc....................................       70,418       2,059,727
                                                                                                           -------------
                                                                                                             22,475,927
                                                                                                           -------------

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 16.4%
                    Banks -- 6.0%
                    Associated Banc Corp..................................................       41,000    $  1,742,500
                    Bancorp Hawaii, Inc...................................................       59,200       2,486,400
                    Citicorp..............................................................       21,000       2,163,000
                    First Commercial Corp.................................................       39,322       1,459,829
                    First Union Corp......................................................       58,000       4,292,000
                    NationsBank Corp......................................................       44,500       4,349,875
                    State Street Boston Corp..............................................       70,000       4,515,000
                    Wilmington Trust Corp.................................................       30,000       1,185,000

                    Financial Services -- 4.3%
                    American Express Co...................................................       90,000       5,085,000
                    Federal National Mortgage Association.................................      200,000       7,450,000
                    Morgan Stanley Group, Inc.............................................       56,000       3,199,000

                    Insurance -- 6.1%
                    ACE Ltd...............................................................       52,000       3,126,500
                    Allstate Corp.........................................................       84,600       4,896,225
                    American International Group, Inc.....................................       52,500       5,683,125
                    Frontier Insurance Group, Inc.........................................       53,000       2,027,250
                    Reinsurance Group America, Inc........................................       24,200       1,140,425
                    Travelers Group, Inc..................................................      120,000       5,445,000
                                                                                                           -------------
                                                                                                             60,246,129
                                                                                                           -------------
                    HEALTHCARE -- 12.1%
                    Drugs -- 6.3%
                    Cognizant Corp........................................................       80,000       2,640,000
                    Merck & Co., Inc......................................................       35,000       2,773,750
                    Pfizer, Inc...........................................................       54,000       4,475,250
                    Pharmacia & Upjohn, Inc...............................................       35,000       1,386,875
                    Rhone-Poulenc Rorer, Inc..............................................       71,000       5,546,875
                    Warner-Lambert Co.....................................................       48,000       3,600,000
                    Zeneca Group PLC ADR..................................................       31,000       2,604,000

                    Health Services -- 3.2%
                    Columbia/HCA Healthcare Corp..........................................       75,000       3,056,250
                    Living Centers of America, Inc.+......................................       50,000       1,387,500
                    Shared Medical Systems, Inc...........................................       49,000       2,413,250
                    Tenet Healthcare Corp.+...............................................      100,000       2,187,500
                    United Healthcare Corp................................................       58,800       2,646,000

                    Medical Products -- 2.6%
                    Abbott Laboratories...................................................       90,000       4,567,500
                    Biomet, Inc...........................................................       85,000       1,285,625
                    Life Technologies, Inc................................................       77,000       1,925,000
                    Nellcor Puritan Bennett, Inc.+........................................       79,000       1,728,125
                                                                                                           -------------
                                                                                                             44,223,500
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 13.1%
                    Aerospace & Military Technology -- 1.8%
                    Boeing Co.............................................................       36,000       3,829,500
                    United Technologies Corp..............................................       44,000       2,904,000

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Business Services -- 3.6%
                    Avnet, Inc............................................................       23,000    $  1,339,750
                    Computer Sciences Corp.+..............................................       18,000       1,478,250
                    Dames & Moore, Inc....................................................      105,000       1,535,625
                    Foster Wheeler Corp...................................................      100,000       3,712,500
                    G & K Services, Inc...................................................       73,000       2,755,750
                    Metromail Corp.+......................................................      100,000       1,825,000
                    Tetra Tech, Inc.+.....................................................       21,000         414,750

                    Electrical Equipment -- 3.6%
                    General Electric Co...................................................       64,000       6,328,000
                    Hubbell, Inc..........................................................       94,000       4,065,500
                    Littelfuse, Inc.+.....................................................       59,000       2,861,500

                    Machinery -- 2.8%
                    Caterpillar, Inc......................................................       35,000       2,633,750
                    Donaldson Co., Inc....................................................       55,000       1,842,500
                    Minnesota Mining & Manufacturing Co...................................       50,000       4,143,750
                    MSC Industrial Direct, Inc., Class A+.................................       38,000       1,406,000
                    Nordson Corp..........................................................        5,000         318,750

                    Transportation -- 1.3%
                    Air Express International Corp........................................       64,100       2,067,225
                    Union Pacific Corp....................................................       43,000       2,585,375
                                                                                                           -------------
                                                                                                             48,047,475
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 8.1%
                    Broadcasting & Media -- 3.9%
                    Advo, Inc.............................................................      105,000       1,470,000
                    Gannett Co., Inc......................................................       55,000       4,118,125
                    Scholastic Corp.+.....................................................       15,900       1,069,275
                    U.S. West Media Group+................................................       78,000       1,443,000
                    Viacom, Inc., Class B+................................................      171,537       5,982,353

                    Entertainment Products -- 0.7%
                    Harley-Davidson, Inc..................................................       28,000       1,316,000
                    Speedway Motorsports, Inc.+...........................................       65,000       1,365,000

                    Leisure & Tourism -- 3.5%
                    Doubletree Corp.+.....................................................       12,000         540,000
                    Landry's Seafood Restaurants, Inc.+...................................       29,100         622,012
                    McDonald's Corp.......................................................      108,000       4,887,000
                    Mirage Resorts, Inc.+.................................................      115,000       2,486,875
                    Quality Dining, Inc.+.................................................       45,000         804,375
                    Southwest Airlines Co.................................................      155,000       3,429,375
                                                                                                           -------------
                                                                                                             29,533,390
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 15.9%
                    Communication Equipment -- 2.8%
                    Cisco Systems, Inc.+..................................................      100,000       6,362,500
                    Nokia Corp., Class A ADR..............................................       70,000       4,033,750

                    Computers & Business Equipment -- 2.8%
                    Adaptec, Inc.+........................................................       27,600       1,104,000
                    Compaq Computer Corp.+................................................       35,000       2,598,750
                    Hewlett-Packard Co....................................................       99,000       4,974,750
                    International Business Machines Corp..................................       10,000       1,510,000

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics -- 3.1%
                    AMP, Inc..............................................................      100,000    $  3,837,500
                    Dallas Semiconductor Corp.............................................       64,900       1,492,700
                    Intel Corp............................................................       35,000       4,582,813
                    Maxim Integrated Products, Inc.+......................................       32,000       1,384,000
                    Software -- 6.8%
                    American Management Systems, Inc.+....................................       60,000       1,470,000
                    Automatic Data Processing, Inc........................................      112,000       4,802,000
                    BISYS Group, Inc.+....................................................       32,000       1,186,000
                    Cognos, Inc.+.........................................................       39,400       1,108,125
                    DST Systems, Inc.+....................................................       56,000       1,757,000
                    First Data Corp.......................................................       72,000       2,628,000
                    Microsoft Corp.+......................................................       54,000       4,461,750
                    Policy Management Systems Corp.+......................................       52,000       2,398,500
                    Sterling Commerce, Inc.+..............................................       40,000       1,410,000
                    Sterling Software, Inc.+..............................................       61,500       1,944,937
                    Systems & Computer Technology Corp.+..................................       97,000       1,552,000

                    Telecommunications -- 0.4%
                    Lucent Technologies, Inc..............................................       34,167       1,580,224
                                                                                                           -------------
                                                                                                             58,179,299
                                                                                                           -------------
                    MATERIALS -- 7.6%
                    Chemicals -- 3.6%
                    Air Products & Chemicals, Inc.........................................       60,000       4,147,500
                    Dow Chemical Co.......................................................       32,100       2,515,837
                    Engelhard Corp........................................................      149,925       2,867,316
                    Minerals Technologies, Inc............................................       45,000       1,845,000
                    Schulman A., Inc......................................................       75,000       1,837,500

                    Metals & Minerals -- 2.4%
                    Aluminum Co. of America...............................................       44,000       2,805,000
                    Crown, Cork & Seal, Inc...............................................       30,000       1,631,250
                    Phelps Dodge Corp.....................................................       40,400       2,727,000
                    UCAR International, Inc.+.............................................       45,000       1,693,125

                    Paper Products -- 1.6%
                    Bemis Co., Inc........................................................       59,700       2,201,438
                    International Paper Co................................................       92,000       3,714,500
                                                                                                           -------------
                                                                                                             27,985,466
                                                                                                           -------------
                    UTILITIES -- 2.9%
                    Telephone -- 2.9%
                    AT&T Corp.............................................................       90,000       3,727,266
                    Century Telephone Enterprises, Inc....................................       47,500       1,466,562
                    SBC Communications, Inc...............................................      106,000       5,485,500
                                                                                                           -------------
                                                                                                             10,679,328
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $280,752,310).......................                  360,569,213
                                                                                                           -------------

---------------------

                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENTS -- 1.7%                          AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------

                    Joint Repurchase Agreement Account -- First Boston (Note 3)...........   $2,724,000    $  2,724,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)...........    3,430,000       3,430,000
                                                                                                           -------------
                    TOTAL REPURCHASE AGREEMENTS (cost $6,154,000).........................                    6,154,000
                                                                                                           -------------

                    TOTAL INVESTMENTS --
                      (cost $286,906,310)                             100.0%                                366,723,213
                    Liabilities in excess of other assets --                0.0                                (120,886)
                                            --------------------------                                     -------------
                    NET ASSETS --                                   100.0%                                 $366,602,327
                                                                                                           ==============
                                            ==========================

              -----------------------------

              + Non-income producing securities
              ADR - American Depositary Receipts

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                            COMMON STOCK -- 83.8%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 8.6%
                    Apparel & Textiles -- 1.7%
                    Tommy Hilfiger Corp.+................................................       205,000    $  9,840,000
                    Retail -- 6.9%
                    Barnes & Noble, Inc.+................................................       295,000       7,965,000
                    Bed Bath & Beyond, Inc.+.............................................       300,000       7,275,000
                    Gymboree Corp.+......................................................       255,000       5,833,125
                    Home Depot, Inc......................................................       100,000       5,012,500
                    Mercantile Stores Co., Inc...........................................       160,000       7,900,000
                    Saks Holdings, Inc.+.................................................       190,000       5,130,000
                                                                                                           -------------
                                                                                                             48,955,625
                                                                                                           -------------
                    CONSUMER STAPLES -- 2.3%
                    Household Products -- 2.3%
                    Revlon, Inc., Class A+...............................................       184,800       5,520,900
                    Tupperware Corp......................................................       140,000       7,507,500
                                                                                                           -------------
                                                                                                             13,028,400
                                                                                                           -------------
                    ENERGY -- 7.4%
                    Energy Services -- 4.9%
                    ENSCO International, Inc.+...........................................       198,600       9,632,100
                    Input/Output, Inc.+..................................................       200,000       3,700,000
                    Transocean Offshore, Inc.............................................       233,619      14,630,390
                    Energy Sources -- 2.5%
                    Alberta Energy Ltd...................................................       200,000       4,800,000
                    Unocal Corp..........................................................       115,000       4,671,875
                    Vastar Resources, Inc................................................       118,500       4,503,000
                                                                                                           -------------
                                                                                                             41,937,365
                                                                                                           -------------
                    FINANCE -- 5.9%
                    Financial Services -- 1.2%
                    Imperial Credit Industries, Inc.+....................................       190,000       3,990,000
                    Moneygram Payment Systems, Inc.+.....................................       225,000       2,981,250
                    Insurance -- 4.7%
                    ACE Ltd..............................................................       165,000       9,920,625
                    Allstate Corp........................................................       175,000      10,128,125
                    Transatlantic Holdings, Inc..........................................        80,000       6,440,000
                                                                                                           -------------
                                                                                                             33,460,000
                                                                                                           -------------
                    HEALTHCARE -- 13.8%
                    Drugs -- 6.6%
                    Eisai Co. Ltd........................................................       350,000       6,890,597
                    Genetics Institute, Inc.+............................................        30,000       2,542,500
                    Genzyme Corp.+.......................................................       365,000       7,938,750
                    Immunex Corp.+.......................................................       300,000       5,850,000
                    Rhone-Poulenc Rorer, Inc.............................................       144,000      11,250,000
                    Zeneca Group PLC ADR.................................................       100,000       2,818,228

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Health Services -- 4.4%
                    Beverly Enterprises, Inc.+...........................................       225,000    $  2,868,750
                    GranCare, Inc.+......................................................       130,000       2,323,750
                    IDX Systems Corp.+...................................................       125,000       3,578,125
                    Magellan Health Services, Inc.+......................................       285,000       6,376,875
                    Vencor, Inc.+........................................................       310,000       9,803,750
                    Medical Products -- 2.8%
                    Biomet, Inc..........................................................       300,000       4,537,500
                    Haemonetics Corp.+...................................................       275,000       5,190,625
                    Sulzer AG............................................................        11,500       6,151,662
                                                                                                           -------------
                                                                                                             78,121,112
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 5.6%
                    Aerospace & Military Technology -- 3.6%
                    Gulfstream Aerospace Corp.+..........................................       230,000       5,577,500
                    Northrop Grumman Corp................................................        60,000       4,965,000
                    Precision Castparts Corp.............................................       200,000       9,925,000
                    Electrical Equipment -- 0.6%
                    York International Corp..............................................        60,000       3,352,500
                    Transportation -- 1.4%
                    Pittston Burlington Co...............................................       230,000       4,600,000
                    Werner Enterprises, Inc..............................................       175,000       3,171,875
                                                                                                           -------------
                                                                                                             31,591,875
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 19.1%
                    Broadcasting & Media -- 16.5%
                    American Radio Systems Corp., Class A+...............................       225,000       6,131,250
                    Canwest Global Communications........................................       240,000       2,460,000
                    Central European Media Enterprises Ltd., Class A+....................       170,000       5,397,500
                    Comcast Corp., Class A...............................................        98,452       1,753,676
                    E-Z Communications, Inc., Class A+...................................        55,000       2,014,375
                    Emmis Broadcasting Corp., Class A+...................................        60,000       1,965,000
                    Gaylord Entertainment Co., Class A...................................       325,299       7,441,215
                    International Cabletel, Inc.+........................................       146,666       3,703,317
                    Jacor Communications, Inc.+..........................................       225,000       6,159,375
                    LodgeNet Entertainment Corp.+........................................       200,000       3,550,000
                    Metro Networks, Inc.+................................................       230,000       5,807,500
                    Outdoor Systems, Inc.+...............................................       101,950       2,867,344
                    Pulitzer Publishing Co...............................................        82,766       3,838,273
                    Saga Communications, Inc., Class A+..................................       100,000       1,950,000
                    Scholastic Corp.+....................................................        80,000       5,380,000
                    Scripps Howard, Inc..................................................        85,000       2,975,000
                    Tele-Communications Liberty Media Group, Class A+....................       490,000      13,995,625
                    Universal Outdoor Holdings, Inc.+....................................       125,000       2,937,500
                    Valuevision International, Inc., Class A+............................       200,000       1,075,000
                    Viacom, Inc., Class A+...............................................        11,200         386,400
                    Viacom, Inc., Class B+...............................................       134,861       4,703,277
                    Westwood One, Inc.+..................................................       170,000       2,826,250
                    Young Broadcasting, Inc., Class A+...................................       150,000       4,387,500
                    Leisure & Tourism -- 2.1%
                    AMR Corp.+...........................................................        75,000       6,609,375
                    Continental Airlines, Inc., Class B+.................................       100,000       2,825,000
                    Royal Caribbean Cruises Ltd..........................................       100,000       2,337,500
                                                                                                           -------------
                                                                                                            105,477,252
                                                                                                           -------------

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 19.7%
                    Communication Equipment -- 4.8%
                    APT Satellite Holdings Ltd. ADR+.....................................       148,500    $  2,079,000
                    Cisco Systems, Inc.+.................................................       150,000       9,543,750
                    Larscom, Inc., Class A+..............................................       175,000       1,990,625
                    Nokia Corp., Class A ADR.............................................       150,000       8,643,750
                    Oak Industries, Inc.+................................................       150,000       3,450,000
                    Scitex Corp. Ltd.....................................................       145,100       1,378,450
                    Computers & Business Equipment -- 1.7%
                    Adaptec, Inc.+.......................................................       230,000       9,200,000
                    Integrated Technology USA, Inc.+.....................................       150,000         375,000
                    Electronics -- 2.5%
                    Gilat Satellite Networks Ltd.+.......................................       125,000       3,078,125
                    S3, Inc.+............................................................       310,000       5,037,500
                    Sterling Commerce, Inc.+.............................................       170,964       6,026,481
                    Software -- 10.2%
                    BA Merchants Services, Inc., Class A+................................       150,000       2,681,250
                    BISYS Group, Inc.+...................................................       150,000       5,559,375
                    BMC Software, Inc.+..................................................       170,000       7,033,750
                    Cadence Design Systems, Inc.+........................................       250,000       9,937,500
                    Cognos, Inc.+........................................................       200,000       5,625,000
                    DST Systems, Inc.+...................................................       250,000       7,843,750
                    Parametric Technology Corp.+.........................................       150,000       7,706,250
                    Policy Management Systems Corp.+.....................................        75,000       3,459,375
                    Sterling Software, Inc.+.............................................       200,000       6,325,000
                    Systems & Computer Technology Corp.+.................................       130,000       2,080,000
                    Telecommunications -- 0.5%
                    West Teleservices Corp.+.............................................       125,000       2,843,750
                                                                                                           -------------
                                                                                                            111,897,681
                                                                                                           -------------
                    MATERIALS -- 1.9%
                    Metals & Minerals -- 1.9%
                    Titanium Metals Corp.+...............................................        59,800       1,965,925
                    UCAR International, Inc.+............................................       242,400       9,120,300
                                                                                                           -------------
                                                                                                             11,086,225
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $377,552,647)...............................                   475,555,535
                                                                                                           -------------
                    PREFERRED STOCK -- 0.6%
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.6%
                    Broadcasting & Media -- 0.6%
                    News Corp., Ltd. ADR
                      (cost $3,459,640)..................................................       200,000       3,525,000
                                                                                                           -------------
                    WARRANTS -- 0.0%
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 0.0%
                    Computers & Business Equipment -- 0.0%
                    Integrated Technology USA, Inc. 2001+
                      (cost $15,000).....................................................       150,000          56,250
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $381,027,287)......................                   479,136,785
                                                                                                           -------------

---------------------

                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 0.3%                         AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT -- 0.3%
                    United States Treasury Bills 4.84% due 3/20/97.......................   $    85,000    $     84,108
                    United States Treasury Bills 4.85% due 3/20/97 @.....................       990,000         979,597
                    United States Treasury Bills 4.94% due 3/20/97.......................       260,000         257,220
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,320,925)........................                     1,320,925
                                                                                                           -------------


                                       REPURCHASE AGREEMENTS -- 14.9%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)..........    31,656,000      31,656,000
                    Joint Repurchase Agreement Account -- Lehman Bros. @ (Note 3)........    53,035,000      53,035,000
                                                                                                           -------------
                    TOTAL REPURCHASE AGREEMENTS (cost $84,691,000).......................                    84,691,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $467,039,212)                           99.6%                                   565,148,710
                    Other assets less liabilities --                 0.4                                      2,523,595
                                                                   ------                                  -------------
                    NET ASSETS --                                  100.0%                                  $567,672,305
                                                                   ======                                  ============

              -----------------------------
              + Non-income producing securities
              ADR - American Depositary Receipts
              @ The security or a portion thereof represents collateral for the following open futures contracts:

                                                               OPEN FUTURES CONTRACTS
                    ------------------------------------------------------------------------------------------------------------
                    NUMBER OF                                        EXPIRATION    VALUE AT        VALUE AS OF       UNREALIZED
                    CONTRACTS               DESCRIPTION                 DATE      TRADE DATE    DECEMBER 31, 1996   APPRECIATION
                    ------------------------------------------------------------------------------------------------------------
                     19 Long    Russell 2000 Index                   March 1997   $ 3,421,125      $ 3,446,125       $   25,000
                     41 Long    Russell 2000 Index                   March 1997     7,384,500        7,436,375           51,875
                     75 Long    Standard & Poor's 500 Index          March 1997    27,601,875       27,918,750          316,875
                                                                                                                    ------------
                             Net Unrealized Appreciation.........................................................    $  393,750
                                                                                                                    ===========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                             COMMON STOCK -- 88.4%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    ENERGY -- 29.1%
                    Energy Sources -- 29.1%
                    Alberta Energy Co. Ltd. ...............................................       40,000    $   955,233
                    Amerada Hess Corp. ....................................................       17,390      1,006,446
                    Barrett Resources Corp.+...............................................       30,000      1,278,750
                    Canadian Natural Resources Ltd.+.......................................       30,000        823,779
                    Chevron Corp. .........................................................       20,000      1,300,000
                    Elan Energy, Inc.+.....................................................       20,000        175,272
                    Enron Oil & Gas Co. ...................................................          600         15,150
                    Imperial Oil Ltd. .....................................................       20,000        940,000
                    Northstar Energy Corp.+................................................       30,000        349,449
                    PanCanadian Petroleum Ltd. ............................................       30,000      1,194,041
                    Poco Petroleum Ltd.+...................................................       60,000        574,016
                    Sun Co., Inc. .........................................................       39,800        970,125
                    Talisman Energy, Inc.+.................................................       27,000        899,145
                    Total SA ADR...........................................................          793         31,918
                    Ultramar Diamond Shamrock+.............................................       20,200        638,825
                    Unocal Corp. ..........................................................       14,020        569,562
                    Vastar Resources, Inc. ................................................       20,000        760,000
                    YPF Sociedad Anonima, Class D ADR......................................       28,000        707,000
                                                                                                            -----------
                                                                                                             13,188,711
                                                                                                            -----------
                    MATERIALS -- 59.2%
                    Metals & Minerals -- 47.5%
                    Agnico Eagle Mines Ltd. ...............................................       32,000        448,000
                    Algoma Steel, Inc.+....................................................      220,000      1,144,687
                    Alumax, Inc.+..........................................................       20,200        674,175
                    Aluminum Co. of America................................................       17,600      1,122,000
                    Amax Gold, Inc.+.......................................................       94,000        599,250
                    Barrick Gold Corp. ....................................................       25,000        718,750
                    British Steel PLC ADR..................................................       19,000        522,500
                    Carbide/Graphite Group, Inc.+..........................................       42,100        826,213
                    Century Aluminum Co. ..................................................       17,800        307,050
                    Dominion Mining Ltd.+..................................................      139,680        104,363
                    EASCO, Inc. ...........................................................       59,000        449,875
                    Freeport-McMoRan Copper & Gold, Inc., Class A..........................       42,900      1,206,562
                    Hecla Mining Co.+......................................................       17,300         97,313
                    Homestake Mining Co. ..................................................       29,685        423,011
                    Lukens, Inc. ..........................................................       52,000      1,046,500
                    Newcrest Mining Ltd. ..................................................       95,953        381,341
                    Newmont Gold Co. ......................................................       12,600        551,250
                    Newmont Mining Corp. ..................................................       30,150      1,349,212
                    Normandy Mining Ltd. ..................................................      529,325        732,077
                    Phelps Dodge Corp. ....................................................       21,500      1,451,250
                    Placer Dome, Inc. .....................................................       30,000        652,500
                    Republic Engineered Steels, Inc.+......................................      158,900        297,938
                    Royal Oak Mines, Inc.+.................................................      161,000        523,250
                    RTZ Corp. PLC..........................................................       10,000        160,699
                    Santa Fe Pacific Gold Corp. ...........................................      100,000      1,537,500
                    Titanium Metals Corp.+.................................................       28,600        940,225

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals (continued)
                    TVX Gold, Inc.+........................................................       68,000    $   527,000
                    UCAR International, Inc.+..............................................       41,500      1,561,437
                    Usinor Sacilor.........................................................       47,000        683,916
                    Western Mining Corp. Holdings Ltd. ....................................       81,168        511,615
                    Paper Products -- 11.7%
                    Bowater, Inc. .........................................................       14,000        526,750
                    International Paper Co. ...............................................       15,000        605,625
                    Longview Fibre Co. ....................................................       30,000        551,250
                    Temple-Inland, Inc. ...................................................       14,500        784,813
                    Weyerhaeuser Co. ......................................................       30,000      1,421,250
                    Willamette Industries, Inc. ...........................................       20,000      1,392,500
                                                                                                            -----------
                                                                                                             26,833,647
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $35,313,737)..................................                  40,022,358
                                                                                                            -----------
                                               WARRANTS -- 0.1%
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS -- 0.1%
                    Metals & Minerals -- 0.1%
                    Dominion Mining Ltd. 12/31/98+ (cost $0)...............................       69,840         27,201
                                                                                                            -----------
                    TOTAL INVESTMENT SECURITIES (cost $35,313,737).........................                  40,049,559
                                                                                                            -----------
                                                                                              PRINCIPAL
                                        REPURCHASE AGREEMENTS -- 11.5%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)............   $1,811,000      1,811,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)............    3,410,000      3,410,000
                                                                                                            -----------
                    TOTAL REPURCHASE AGREEMENTS (cost $5,221,000)..........................                   5,221,000
                                                                                                            -----------
                    TOTAL INVESTMENTS -- (cost $40,534,737)       99.9%                                      45,270,559
                    Other assets less liabilities --               0.1                                           58,642
                                                                 ------                                     -----------
                    NET ASSETS --                                100.0%                                     $45,329,201
                                                                 ======                                     ===========


              -----------------------------

              + Non-income producing securities
              ADR - American Depositary Receipts

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                            COMMON STOCK -- 63.8%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 4.7%
                    Automotive -- 0.4%
                    Ford Motor Co. .......................................................       20,000    $    637,500

                    Retail -- 4.3%
                    Home Depot, Inc. .....................................................       30,000       1,503,750
                    May Department Stores Co. ............................................       40,000       1,870,000
                    Saks Holdings, Inc.+..................................................       43,000       1,161,000
                    Wal-Mart Stores, Inc. ................................................       80,000       1,830,000
                                                                                                           -------------
                                                                                                              7,002,250
                                                                                                           -------------
                    CONSUMER STAPLES -- 6.6%
                    Food, Beverage & Tobacco -- 0.9%
                    Sara Lee Corp. .......................................................       35,000       1,303,750

                    Household Products -- 5.7%
                    Colgate-Palmolive Co. ................................................       15,000       1,383,750
                    Gillette Co. .........................................................       24,000       1,866,000
                    Kimberly-Clark Corp. .................................................       20,000       1,905,000
                    Procter & Gamble Co. .................................................       19,000       2,042,500
                    Revlon, Inc., Class A+................................................       46,000       1,374,250
                                                                                                           -------------
                                                                                                              9,875,250
                                                                                                           -------------
                    ENERGY -- 7.0%
                    Energy Services -- 1.8%
                    Fluor Corp. ..........................................................       20,000       1,255,000
                    Schlumberger Ltd. ....................................................       15,000       1,498,125

                    Energy Sources -- 5.2%
                    Amoco Corp. ..........................................................       30,000       2,415,000
                    Exxon Corp. ..........................................................       25,000       2,450,000
                    Union Pacific Resources Group, Inc. ..................................       37,000       1,082,250
                    Unocal Corp. .........................................................       45,000       1,828,125
                                                                                                           -------------
                                                                                                             10,528,500
                                                                                                           -------------
                    FINANCE -- 10.8%
                    Banks -- 4.8%
                    Citicorp. ............................................................       12,000       1,236,000
                    First Bank System, Inc. ..............................................       30,000       2,047,500
                    First Union Corp. ....................................................       28,000       2,072,000
                    Wachovia Corp. .......................................................       34,000       1,921,000

                    Financial Services -- 1.8%
                    American Express Co. .................................................       40,000       2,260,000
                    Bancorp Hawaii, Inc. .................................................       10,500         441,000

                    Insurance -- 4.2%
                    ACE Ltd. .............................................................       30,000       1,803,750
                    Allstate Corp. .......................................................       35,000       2,025,625
                    American International Group, Inc. ...................................       22,500       2,435,625
                                                                                                           -------------
                                                                                                             16,242,500
                                                                                                           -------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 9.1%
                    Drugs -- 7.1%
                    Bristol-Myers Squibb Co. .............................................       17,000    $  1,848,750
                    Johnson & Johnson Co. ................................................       38,000       1,890,500
                    Pfizer, Inc. .........................................................       22,000       1,823,250
                    Pharmacia & Upjohn, Inc. .............................................       35,000       1,386,875
                    Warner-Lambert Co. ...................................................       30,000       2,250,000
                    Zeneca Group PLC ADR..................................................       18,000       1,512,000

                    Medical Products -- 2.0%
                    Abbott Laboratories...................................................       35,000       1,776,250
                    Biomet, Inc. .........................................................       85,000       1,285,625
                                                                                                           -------------
                                                                                                             13,773,250
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 6.3%
                    Aerospace & Military Technology -- 1.2%
                    Boeing Co. ...........................................................       17,000       1,808,375

                    Electrical Equipment -- 3.1%
                    General Electric Co. .................................................       33,000       3,262,875
                    York International Corp. .............................................       25,000       1,396,875

                    Machinery -- 0.9%
                    Illinois Tool Works, Inc. ............................................       17,000       1,357,875

                    Transportation -- 1.1%
                    Canadian Pacific Ltd. ................................................       65,000       1,722,500
                                                                                                           -------------
                                                                                                              9,548,500
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 5.5%
                    Broadcasting & Media -- 3.3%
                    Gannett Co., Inc. ....................................................       30,000       2,246,250
                    Gaylord Entertainment Co., Class A....................................       60,486       1,383,617
                    Viacom, Inc., Class B+................................................       40,000       1,395,000

                    Leisure & Tourism -- 2.2%
                    AMR Corp.+............................................................       17,063       1,503,677
                    McDonald's Corp. .....................................................       40,000       1,810,000
                                                                                                           -------------
                                                                                                              8,338,544
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 9.5%
                    Communication Equipment -- 2.2%
                    Cisco Systems, Inc.+..................................................       22,000       1,399,750
                    Motorola, Inc. .......................................................       23,000       1,411,625
                    Lucent Technologies, Inc. ............................................       12,315         569,569

                    Computers & Business Equipment -- 2.1%
                    Hewlett-Packard Co. ..................................................       30,000       1,507,500
                    Xerox Corp. ..........................................................       30,000       1,578,750

                    Software -- 5.2%
                    BMC Software, Inc.+...................................................       40,000       1,655,000
                    Computer Sciences Corp.+..............................................       20,000       1,642,500
                    Electronic Data Systems Corp. ........................................       30,000       1,297,500
                    First Data Corp. .....................................................       36,000       1,314,000
                    Microsoft Corp.+......................................................       24,000       1,983,000
                                                                                                           -------------
                                                                                                             14,359,194
                                                                                                           -------------
                    MATERIALS -- 4.3%
                    Chemicals -- 2.6%
                    Air Products & Chemicals, Inc. .......................................       34,000       2,350,250
                    Dow Chemical Co. .....................................................       20,000       1,567,500

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals -- 0.9%
                    Phelps Dodge Corp. ...................................................       20,000    $  1,350,000

                    Paper Products -- 0.8%
                    International Paper Co. ..............................................       30,000       1,211,250
                                                                                                           -------------
                                                                                                              6,479,000
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $68,417,903).................................                   96,146,988
                                                                                                           -------------
                                                                                             PRINCIPAL
                                            BONDS & NOTES -- 33.9%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 7.5%
                    Banc One Auto Grantor Trust 6.55% 2003................................   $  742,394         747,034
                    Bank of Boston Corp. 6.63% 2004.......................................    1,500,000       1,457,415
                    Bankers Trust New York Corp. 8.25% 2005...............................    1,000,000       1,068,035
                    Citicorp 6.75% 2005...................................................    1,500,000       1,469,085
                    Daimler-Benz Vehicle Trust 5.95% 2000.................................      368,122         367,588
                    First Financial Caribbean Corp. 7.84% 2006............................      450,000         453,510
                    Fleet Mortgage Group, Inc. 6.50% 2000.................................    1,500,000       1,495,665
                    General Motors Acceptance Corp. 5.63% 2001............................    1,000,000         964,230
                    IBM Credit Receivables Lease Asset Master Trust 4.55% 2000............      302,401         300,311
                    Lumbermans Mutual Casualty Co. 9.15% 2026*............................    1,000,000       1,085,660
                    Nissan Auto Receivables Grantor Trust 6.45% 1999......................      376,150         378,460
                    Premier Auto Trust 4.65% 1999.........................................      396,391         392,272
                    Security Benefit Life Co. 8.75% 2016*.................................    1,000,000       1,060,800
                                                                                                           -------------
                                                                                                             11,240,065
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 3.8%
                    Husky Oil Ltd. 7.13% 2006.............................................    1,000,000       1,000,040
                    Mobil Oil Corp. 9.17% 2000............................................      519,500         545,288
                    Niagara Mohawk Power Corp. 5.88% 2002.................................    1,250,000       1,175,175
                    Northrop Grumman Corp. 8.63% 2004.....................................    1,000,000       1,089,880
                    Philips Electronics NV 7.20% 2026.....................................    1,000,000       1,013,750
                    TCI Communications, Inc. 6.88% 2006...................................    1,000,000         908,740
                                                                                                           -------------
                                                                                                              5,732,873
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                    Quebec Province Canada 8.80% 2003.....................................    1,500,000       1,650,915
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 21.5%
                    Federal Home Loan Mortgage Corp. 6.50% 2010 - 2026....................   10,338,188      10,030,246
                    Federal Home Loan Mortgage Corp. 7.00% 2011...........................    2,783,003       2,785,313
                    Federal Home Loan Mortgage Corp. 8.50% 2001...........................    1,417,219       1,449,975
                    Federal National Mortgage Association 7.50% 2022 - 2025...............    1,729,915       1,735,709
                    Government National Mortgage Association 6.50% 2023...................    4,394,160       4,190,930
                    Government National Mortgage Association 7.00% TBA....................    5,000,000       5,018,750
                    United States Treasury Bonds 7.63% 2022...............................    3,000,000       3,311,730
                    United States Treasury Bonds 10.38% 2012..............................    3,000,000       3,863,430
                                                                                                           -------------
                                                                                                             32,386,083
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $51,128,578)................................                   51,009,936
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $119,546,481).......................                  147,156,924
                                                                                                           -------------


---------------------


                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENTS -- 5.3%                          AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)...........   $2,929,000    $  2,929,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)...........    5,060,000       5,060,000
                                                                                                           -------------
                    TOTAL REPURCHASE AGREEMENTS (cost $7,989,000).........................                    7,989,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $127,535,481)                             103.0%                                155,145,924
                    Liabilities in excess of other assets --               (3.0)                             (4,527,063)
                                                                                    ------                 -------------
                    NET ASSETS --                                   100.0%                                 $150,618,861
                                                                                                           ==============
                                                                                    ======

              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                             COMMON STOCK -- 40.7%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION -- 14.9%
                    Aerospace & Military Technology -- 0.6%
                    Gulfstream Aerospace Corp.+............................................        5,000    $   121,250
                    Northrop Grumman Corp..................................................        1,000         82,750
                    Precision Castparts Corp...............................................        3,200        158,800

                    Apparel & Textiles -- 0.2%
                    Tommy Hilfiger Corp.+..................................................        2,200        105,600

                    Broadcasting & Media -- 3.8%
                    American Radio Systems Corp., Class A+.................................        2,500         68,125
                    Canwest Global Communications..........................................        4,537         46,500
                    Central European Media Enterprises Ltd., Class A+......................        5,000        158,750
                    E-Z Communications, Inc., Class A+.....................................        3,000        109,875
                    Emmis Broadcasting Corp., Class A+.....................................        1,500         49,125
                    Gaylord Entertainment Co., Class A.....................................        5,008        114,558
                    International Cabletel, Inc.+..........................................        4,000        101,000
                    Jacor Communications, Inc.+............................................        8,000        219,000
                    LodgeNet Entertainment Corp.+..........................................        8,000        142,000
                    McKesson Corp..........................................................        1,500         84,000
                    Metro Networks, Inc.+..................................................        6,000        151,500
                    Outdoor Systems, Inc.+.................................................        2,350         66,094
                    Pulitzer Publishing Co.................................................        2,000         92,750
                    Saga Communications, Inc., Class A+....................................        3,500         68,250
                    Scholastic Corp.+......................................................        1,500        100,875
                    Scripps Howard, Inc....................................................        1,500         52,500
                    Tele-Communications Liberty Media Group, Class A+......................        7,000        199,937
                    Universal Outdoor Holdings, Inc.+......................................        3,000         70,500
                    Valuevision International, Inc., Class A+..............................        5,500         29,563
                    Viacom, Inc., Class A+.................................................          320         11,040
                    Viacom, Inc., Class B+.................................................        2,595         90,487
                    Westwood One, Inc.+....................................................        5,000         83,125
                    Young Broadcasting, Inc., Class A+.....................................        3,500        102,375

                    Communication Equipment -- 0.8%
                    Cisco Systems, Inc.+...................................................        1,000         63,625
                    Larscom Inc., Class A+.................................................        7,000         79,625
                    Nokia Corp., Class A ADR...............................................        3,000        172,875
                    Oak Industries, Inc.+..................................................        1,500         34,500
                    Scitex Corp. Ltd.......................................................       12,000        114,000

                    Computers & Business Equipment -- 0.3%
                    Adaptec, Inc.+.........................................................        4,000        160,000

                    Drugs -- 1.3%
                    Eisai Co. Ltd..........................................................        5,000         98,437
                    Genzyme Corp.+.........................................................        5,500        119,625
                    Immunex Corp.+.........................................................        9,000        175,500
                    Rhone-Poulenc Rorer, Inc. .............................................        3,000        234,375
                    Zeneca Group PLC ADR...................................................        4,500        126,820

                    Electrical Equipment -- 0.1%
                    York International Corp................................................        1,000         55,875

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Electronics -- 0.5%
                    Gilat Satellite Networks Ltd.+.........................................        3,500    $    86,187
                    S3, Inc.+..............................................................        8,000        130,000
                    Sterling Commerce, Inc.+...............................................        2,185         77,021

                    Energy Services -- 0.8%
                    ENSCO International, Inc.+.............................................        3,900        189,150
                    Input/Output, Inc.+....................................................        2,000         37,000
                    Transocean Offshore, Inc. .............................................        3,889        243,549

                    Energy Sources -- 0.6%
                    Alberta Energy Ltd. ...................................................        4,000         96,000
                    Unocal Corp. ..........................................................        4,000        162,500
                    Vastar Resources, Inc. ................................................        1,800         68,400

                    Financial Services -- 0.4%
                    Imperial Credit Industries, Inc.+......................................        4,500         94,500
                    Moneygram Payment Systems, Inc.+ ......................................        8,000        106,000

                    Health Services -- 0.7%
                    Beverly Enterprises, Inc.+.............................................        3,000         38,250
                    Grancare, Inc.+........................................................        4,000         71,500
                    IDX Systems Corp.+.....................................................        2,000         57,250
                    Magellan Health Services, Inc.+........................................        3,500         78,312
                    Vencor, Inc.+..........................................................        5,000        158,125

                    Household Products -- 0.3%
                    Revlon, Inc., Class A+.................................................        2,500         74,688
                    Tupperware Corp. ......................................................        2,000        107,250

                    Insurance -- 0.6%
                    ACE Ltd. ..............................................................        2,500        150,312
                    Allstate Corp. ........................................................        2,500        144,688
                    Transatlantic Holdings, Inc. ..........................................          900         72,450

                    Leisure & Tourism -- 0.3%
                    AMR Corp.+.............................................................          500         44,063
                    Continental Airlines, Inc., Class B+...................................        2,000         56,500
                    Royal Caribbean Cruises Ltd. ..........................................        2,000         46,750

                    Medical Products -- 0.3%
                    Biomet, Inc. ..........................................................        4,000         60,500
                    Haemonetics Corp.+.....................................................        3,500         66,063
                    Sulzer AG..............................................................          100         57,751

                    Metals & Minerals -- 0.4%
                    Titanium Metals Corp.+.................................................        1,100         36,163
                    UCAR International, Inc.+..............................................        4,500        169,312

                    Retail -- 1.0%
                    Barnes & Noble, Inc.+..................................................        3,500         94,500
                    Bed Bath & Beyond, Inc.+...............................................        5,000        121,250
                    Gymboree Corp.+........................................................        3,500         80,062
                    Mercantile Stores Co., Inc. ...........................................        2,000         98,750
                    Saks Holdings, Inc.+...................................................        7,000        189,000

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Software -- 1.6%
                    BISYS Group, Inc.+.....................................................        2,500    $    92,656
                    BMC Software, Inc.+....................................................        4,000        165,500
                    Cadence Design Systems, Inc.+..........................................        2,000         79,500
                    Cognos, Inc.+..........................................................        3,000         84,375
                    DST Systems, Inc.+.....................................................        5,000        156,875
                    Parametric Technology Corp.+...........................................        2,000        102,750
                    Policy Management Systems Corp.+.......................................        1,500         69,188
                    Sterling Software, Inc.+...............................................        4,000        126,500
                    Systems & Computer Technology Corp.+...................................        1,000         16,000

                    Telecommunications -- 0.1%
                    West Teleservices Corp.+...............................................        3,500         79,625

                    Transportation -- 0.2%
                    Pittston Bulington Co. ................................................        2,000         40,000
                    Werner Enterprises, Inc. ..............................................        5,000         90,625
                                                                                                            ------------
                                                                                                              8,582,976
                                                                                                            ------------
                    CORE EQUITY -- 25.8%
                    Aerospace & Military Technology -- 0.6%
                    Boeing Co. ............................................................        3,000        319,125

                    Banks -- 2.0%
                    Citicorp...............................................................        2,000        206,000
                    First Bank System, Inc. ...............................................        5,000        341,250
                    First Union Corp. .....................................................        5,500        407,000
                    Wachovia Corp. ........................................................        3,700        209,050

                    Broadcasting & Media -- 1.5%
                    Comcast Corp. .........................................................        1,737         30,940
                    Gannett Co., Inc. .....................................................        5,000        374,375
                    Gaylord Entertainment Co., Class A.....................................       10,263        234,766
                    Viacom, Inc., Class B+.................................................        6,629        231,200

                    Business Services -- 0.3%
                    Fluor Corp. ...........................................................        3,000        188,250

                    Chemicals -- 1.1%
                    Air Products & Chemicals, Inc. ........................................        5,500        380,188
                    Dow Chemical Co. ......................................................        3,000        235,125

                    Communication Equipment -- 0.9%
                    Cisco Systems, Inc.+...................................................        3,000        190,875
                    Lucent Technologies, Inc. .............................................        2,138         98,883
                    Motorola, Inc. ........................................................        4,000        245,500

                    Computers & Business Equipment -- 0.9%
                    Hewlett-Packard Co. ...................................................        5,000        251,250
                    Xerox Corp. ...........................................................        5,000        263,125

                    Drugs -- 2.6%
                    Bristol-Myers Squibb Co. ..............................................        3,000        326,250
                    Genetics Institute, Inc.+..............................................          400         33,900
                    Pfizer, Inc. ..........................................................        3,000        248,625
                    Pharmacia & Upjohn, Inc. ..............................................        6,000        237,750
                    Warner-Lambert Co. ....................................................        4,600        345,000
                    Zeneca Group PLC ADR...................................................        3,500        294,000

                    Electrical Equipment -- 1.3%
                    General Electric Co. ..................................................        5,000        494,375
                    York International Corp. ..............................................        4,500        251,437

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CORE EQUITY (continued)
                    Energy Services -- 0.4%
                    Schlumberger Ltd.......................................................        2,000    $   199,750

                    Energy Sources -- 2.1%
                    Amoco Corp. ...........................................................        5,000        402,500
                    Exxon Corp. ...........................................................        3,500        343,000
                    Union Pacific Resources Group, Inc. ...................................        7,000        204,750
                    Unocal Corp. ..........................................................        7,000        284,375

                    Financial Services -- 0.6%
                    American Express Co. ..................................................        6,000        339,000

                    Food, Beverage & Tobacco -- 0.4%
                    Sara Lee Corp. ........................................................        6,500        242,125

                    Household Products -- 2.2%
                    Colgate-Palmolive Co. .................................................        2,000        184,500
                    Gillette Co. ..........................................................        3,000        233,250
                    Kimberly-Clark Corp. ..................................................        3,000        285,750
                    Procter & Gamble Co. ..................................................        3,200        344,000
                    Revlon, Inc., Class A+.................................................        8,200        244,975

                    Insurance -- 1.8%
                    ACE Ltd. ..............................................................        5,000        300,625
                    Allstate Corp. ........................................................        6,000        347,250
                    American International Group, Inc. ....................................        3,700        400,525

                    Leisure & Tourism -- 0.8%
                    AMR Corp.+.............................................................        2,000        176,250
                    McDonald's Corp. ......................................................        7,000        316,750

                    Machinery -- 0.4%
                    Illinois Tool Works, Inc. .............................................        3,000        239,625

                    Materials -- 0.5%
                    Phelps Dodge Corp. ....................................................        4,000        270,000

                    Medical Products -- 0.9%
                    Abbott Laboratories....................................................        6,000        304,500
                    Biomet, Inc. ..........................................................       15,000        226,875

                    Paper Products -- 0.3%
                    International Paper Co. ...............................................        5,000        201,875

                    Retail -- 1.4%
                    Home Depot, Inc. ......................................................        5,000        250,625
                    May Department Stores Co. .............................................        5,000        233,750
                    Wal-Mart Stores, Inc. .................................................       14,000        320,250

                    Software -- 2.2%
                    BMC Software, Inc.+....................................................        6,000        248,250
                    Computer Sciences Corp.+...............................................        3,000        246,375
                    Electronic Data Systems Corp. .........................................        5,000        216,250
                    First Data Corp. ......................................................        6,000        219,000
                    Microsoft Corp.+.......................................................        4,000        330,500

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CORE EQUITY (continued)
                    Transportation -- 0.6%
                    Canadian Pacific Ltd.+.................................................       12,000    $   318,000
                                                                                                            ------------
                                                                                                             14,913,489
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $17,021,544)..................................                  23,496,465
                                                                                                            ------------
                                            PREFERRED STOCK -- 0.5%
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION -- 0.2%
                    Broadcasting & Media -- 0.1%
                    News Corp., Ltd. ADR...................................................        2,000         35,250

                    Finance -- 0.1%
                    Chevy Chase Preferred Capital Corp., Series A 10.38% ..................        1,655         86,267
                                                                                                            ------------
                                                                                                                121,517
                                                                                                            ------------
                    BRAZIL -- 0.1%
                    Consumer Staples -- 0.0%
                    Companhia Cervejaraia Brahma...........................................       57,700         31,541

                    Energy Sources -- 0.1%
                    Petroleo Brasileiros SA................................................      350,000         55,745
                                                                                                            ------------
                                                                                                                 87,286
                                                                                                            ------------
                    GERMANY -- 0.2%
                    Consumer Discretionary -- 0.2%
                    Hornbach Holding AG....................................................        1,400        100,078
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $288,107)..................................                     308,881
                                                                                                            ------------

                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 23.9%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    COMMUNICATIONS & MEDIA -- 0.9%
                    360 Communications 7.50% 2006..........................................   $  100,000         99,191
                    Benedek Communications Corp. zero coupon 2006(1)(2)....................      165,000         94,462
                    Chancellor Broadcasting Co. 9.38% 2004.................................       15,000         15,150
                    Granite Broadcasting Corp. 10.38% 2005.................................       50,000         51,250
                    Muzak L.P. 10.00% 2003.................................................      100,000        102,250
                    Young Broadcasting, Inc. 9.00% 2006....................................       50,000         48,625
                    Young Broadcasting, Inc. 11.75% 2004...................................      100,000        109,000
                                                                                                            ------------
                                                                                                                519,928
                                                                                                            ------------
                    CONSUMER DISCRETIONARY -- 0.2%
                    Webb (Del) Corp. 9.00% 2006............................................      150,000        146,250
                                                                                                            ------------
                    CONSUMER STAPLES -- 0.4%
                    Sweetheart Cup, Inc. 10.50% 2003.......................................      200,000        208,000
                                                                                                            ------------
                    ENERGY -- 1.1%
                    Mesa Operating Co. 10.63% 2006.........................................       25,000         27,125
                    Phillips Petroleum Co. 9.18% 2021......................................      250,000        275,235
                    Plains Resources, Inc. 10.25% 2006.....................................       45,000         48,150
                    Santa Fe Energy Resources, Inc. 11.00% 2004............................      150,000        165,000
                    Transportadora De Gas 10.25% 2001......................................      100,000        105,950
                                                                                                            ------------
                                                                                                                621,460
                                                                                                            ------------

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.4%
                    Dime Bancorp 10.50% 2005...............................................   $  100,000        110,125
                    First Nationwide Parent Holdings 12.50% 2003...........................      100,000    $   112,000
                                                                                                            ------------
                                                                                                                222,125
                                                                                                            ------------
                    HEALTHCARE -- 0.4%
                    OrNda HealthCorp 11.38% 2004...........................................      150,000        173,250
                    Owens & Minor, Inc. 10.88% 2006........................................       60,000         64,350
                                                                                                            ------------
                                                                                                                237,600
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 1.5%
                    American Standard, Inc. zero coupon 2005...............................      100,000         93,000
                    Cabot Safety Acquisition Corp. 12.50% 2005.............................      100,000        111,000
                    Collins & Aikman Corp. 11.50% 2006.....................................      100,000        109,000
                    Exide Corp. 10.75% 2002................................................      100,000        104,500
                    Graphic Controls Corp. 12.00% 2005(2)..................................       50,000         55,375
                    Hayes Wheels International, Inc. 11.00% 2006...........................       25,000         27,281
                    K & F Industries, Inc. 10.38% 2004.....................................       25,000         26,375
                    Mettler Toledo, Inc. 9.75% 2006........................................       15,000         15,750
                    Moog, Inc. 10.00% 2006.................................................       50,000         52,500
                    Northrop Grumman Corp. 9.38% 2024......................................      100,000        110,551
                    Rohr, Inc. 11.63% 2003.................................................      125,000        137,813
                                                                                                            ------------
                                                                                                                843,145
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 0.4%
                    Cablevision Systems Corp. 9.25% 2005...................................      100,000         99,000
                    MCI Communications Corp. 7.13% 2000....................................       90,000         91,905
                    Rifkin Acquisitions Partners L.P. 11.13% 2006..........................       50,000         52,125
                                                                                                            ------------
                                                                                                                243,030
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 0.2%
                    Digital Equipment Corp. 7.75% 2023.....................................      150,000        128,647
                                                                                                            ------------
                    MATERIALS -- 2.6%
                    A.K. Steel Corp. 9.13% 2006*...........................................      155,000        159,262
                    A.K. Steel Corp. 10.75% 2004*..........................................      100,000        109,250
                    Arcadian Partners L.P. 10.75% 2005.....................................      150,000        164,625
                    Armco, Inc. 9.38% 2000.................................................      275,000        276,375
                    Container Corp. of America 10.75% 2002.................................      225,000        243,000
                    Fort Howard Corp. 9.25% 2001...........................................      150,000        156,375
                    Rexene Corp. 11.75% 2004...............................................       25,000         28,063
                    S.D. Warren Co. 12.00% 2004............................................      100,000        108,000
                    Sterling Chemicals, Inc. 11.75% 2006...................................       25,000         26,500
                    Texas Petrochemicals Corp. 11.13% 2006.................................       35,000         37,625
                    Weirton Steel Corp. 11.38% 2004........................................      100,000        101,500
                    Wheeling Pittsburgh Corp. 9.38% 2003...................................       70,000         69,300
                                                                                                            ------------
                                                                                                              1,479,875
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.5%
                    British Columbia Province Canada 6.50% 2026............................      150,000        138,767
                    Republic of Argentina 8.38% 2003.......................................      150,000        141,187
                                                                                                            ------------
                                                                                                                279,954
                                                                                                            ------------
                    RETAIL -- 0.1%
                    Guitar Center Management Co., Inc. 11.00% 2006*........................       50,000         52,500
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 14.8%
                    Government National Mortgage Association 6.00% 2009....................      184,160        178,865
                    Government National Mortgage Association 6.50% 2008 - 2009.............    1,250,027      1,238,102
                    Government National Mortgage Association 7.50% 2022 - 2024.............    1,047,998      1,052,011
                    Government National Mortgage Association 8.50% 2024....................      342,890        356,174
                    United States Treasury Bonds 6.25% 2023................................      200,000        187,500

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    United States Treasury Bonds 9.25% 2016................................   $  200,000    $   253,906
                    United States Treasury Notes 5.63% 1998 - 2000.........................      500,000        495,350
                    United States Treasury Notes 6.25% 2003................................      750,000        749,063
                    United States Treasury Notes 6.50% 2006................................      500,000        502,735
                    United States Treasury Notes 7.25% 2004................................      100,000        105,250
                    United States Treasury Notes 7.50% 2001................................      750,000        789,495
                    United States Treasury Notes 7.75% 1999................................      500,000        522,420
                    United States Treasury Notes 7.88% 1999 - 2004.........................    1,250,000      1,342,267
                    United States Treasury Notes 8.50% 2000................................      750,000        800,978
                                                                                                            ------------
                                                                                                              8,574,116
                                                                                                            ------------
                    UTILITIES -- 0.4%
                    El Paso Electric Co. 8.90% 2006........................................      215,000        224,168
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $12,981,332).................................                  13,780,798
                                                                                                            ------------
                                          FOREIGN SECURITIES -- 31.0%                           SHARES
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.2%
                    YPF Sociedad Anonima ADR (Energy)......................................        4,000        101,000
                                                                                                            ------------
                    AUSTRALIA -- 1.6%
                    Amcor Ltd. (Materials).................................................       25,446        163,626
                    Boral Ltd. (Materials).................................................       41,272        117,442
                    Broken Hill Proprietary Ltd. (Materials)...............................       17,433        248,310
                    Goodman Fielder Wattie Ltd. (Consumer Staples).........................      104,132        129,120
                    Pioneer International Ltd. (Materials)+................................       40,000        119,227
                    Qantas Airways Ltd. ADR (Information & Entertainment)*.................        7,800        130,099
                                                                                                            ------------
                                                                                                                907,824
                                                                                                            ------------
                    AUSTRIA -- 0.3%
                    OMV AG (Energy)........................................................        1,400        157,861
                                                                                                            ------------
                    BELGIUM -- 0.3%
                    Credit Dexia/Communal Holding (Finance)+*..............................        1,600        145,993
                                                                                                            ------------
                    BRAZIL -- 0.3%
                    Centrais Eletricas Brasileiras SA - ELETROBRAS ADR (Utilities).........        5,500         98,451
                    Telecomunicacoes Brasileirassas SA (Information Technology)............      920,000         65,961
                                                                                                            ------------
                                                                                                                164,412
                                                                                                            ------------
                    CANADA -- 0.6%
                    Canadian Pacific Ltd. ADR (Industrial & Commercial)+...................       10,000        263,273
                    Canwest Global Communications (Information Technology).................        7,463         76,500
                                                                                                            ------------
                                                                                                                339,773
                                                                                                            ------------
                    CHILE -- 0.2%
                    Enersis SA ADR (Utilities).............................................        5,000        138,750
                                                                                                            ------------
                    DENMARK -- 0.9%
                    Tele Danmark A/S, Class B ADR (Utilities)..............................        6,400        174,400
                    Unidanmark A/S (Finance)...............................................        6,250        323,598
                                                                                                            ------------
                                                                                                                497,998
                                                                                                            ------------

---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINLAND -- 0.9%
                    Merita Ltd. (Finance)+.................................................       30,000    $    93,261
                    Metsa Serla Oy (Materials).............................................       15,500        116,250
                    Nokia Corp., Class A ADR (Information Technology)......................        3,300        190,162
                    Rauma Oy (Industrial & Commercial).....................................        5,000        105,435
                                                                                                            ------------
                                                                                                                540,824
                                                                                                            ------------
                    FRANCE -- 2.8%
                    Accor SA (Information & Entertainment).................................        1,025        129,792
                    Assurance General de France (Finance)+*................................        6,200        200,154
                    Banque National de Paris (Finance).....................................        5,500        212,855
                    Cie de St. Gobain (Materials)..........................................          781        110,486
                    Credit Commerce France (Finance).......................................        2,000         92,512
                    Elf Aquitaine SA (Energy)..............................................        1,200        109,234
                    Havas SA (Information & Entertainment).................................        3,226        226,321
                    Peugeot SA (Consumer Discretionary)....................................          400         45,023
                    Remy Cointreau SA (Consumer Staples)...................................        2,000         56,664
                    Rhone-Poulenc SA (Healthcare)..........................................        6,424        219,024
                    Societe Generale (Finance).............................................        1,426        154,184
                    Total SA, Series B (Energy)............................................          852         69,296
                                                                                                            ------------
                                                                                                              1,625,545
                                                                                                            ------------
                    GERMANY -- 1.5%
                    Daimler-Benz AG (Consumer Discretionary)...............................        4,000        275,539
                    Degussa AG (Materials).................................................          300        135,788
                    Karstadt AG (Consumer Discretionary)...................................          420        141,929
                    Mannesmann AG (Industrial & Commercial)................................          262        113,565
                    Metallgesellschaft AG (Industrial & Commercial)+.......................       11,000        225,175
                                                                                                            ------------
                                                                                                                891,996
                                                                                                            ------------
                    HONG KONG -- 1.3%
                    China Light & Power Co., Ltd. (Utilities)..............................       17,000         75,609
                    CITIC Pacific Ltd. (Consumer Discretionary)............................       15,000         87,077
                    Hutchison Whampoa Ltd. (Real Estate)...................................       21,000        164,943
                    Sun Hung Kai Properties Ltd. (Real Estate).............................       17,000        208,255
                    Swire Pacific Ltd., Class A (Real Estate)..............................       19,000        181,169
                    Tingyi Holding Co. (Consumer Staples)..................................      200,000         52,363
                                                                                                            ------------
                                                                                                                769,416
                                                                                                            ------------
                    INDIA -- 0.1%
                    State Bank India GDR (Finance)*........................................        4,400         76,428
                                                                                                            ------------
                    INDONESIA -- 0.4%
                    PT Jaya Real Property alien (Real Estate)..............................       78,000        108,975
                    PT Kalbe Farma alien (Healthcare)......................................       36,000         41,152
                    PT Bank Negara Indonesia (Finance)+*...................................       25,500         13,495
                    PT Bank Negara Indonesia alien (Finance)+*.............................       72,000         38,103
                    PT Indonesian Satellite Corp. ADR (Utilities)+*........................        2,000         54,750
                                                                                                            ------------
                                                                                                                256,475
                                                                                                            ------------
                    IRELAND -- 0.2%
                    Allied Irish Banks (Finance)...........................................        4,522         30,369
                    Jefferson Smurfit Group (Paper Products)+..............................       30,000         86,603
                                                                                                            ------------
                                                                                                                116,972
                                                                                                            ------------
                    ITALY -- 1.0%
                    Arnaldo Mondadori Edit (Information & Entertainment)...................       14,000        113,975
                    Banca Commerciale Italiana SpA (Finance)...............................       60,000        109,163
                    Fiat SpA (Consumer Discretionary)......................................       30,000         90,771

                                                           ---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    ITALY (continued)
                    Finanziaria Autogrill SpA (Information & Entertainment)................       60,000    $    58,141
                    STET (Utilities).......................................................       42,000        191,035
                                                                                                            ------------
                                                                                                                563,085
                                                                                                            ------------
                    JAPAN -- 5.8%
                    77th Bank (Finance)....................................................       10,000         82,031
                    Asahi Organic Chemical (Industrial & Commercial).......................       11,000         64,874
                    Chudenko Corp. (Industrial & Commercial)...............................        2,000         57,681
                    Chugai Pharmaceutical Co., Ltd. (Healthcare)...........................       13,000        108,885
                    Dai Nippon Printing Co., Ltd. (Information & Entertainment)............       11,000        192,816
                    Danto Corp. (Materials)................................................        2,000         19,515
                    Fuji Machine Manufacturing Co. (Industrial & Commercial)...............        3,000         79,527
                    JGC Corp. (Industrial & Commercial)....................................       13,000         97,548
                    Kyudenko Corp. (Industrial & Commercial)...............................        5,000         51,809
                    Mabuchi Motor Co., Ltd. (Industrial & Commercial)......................        2,000        100,682
                    Maruichi Steel Tube (Energy)...........................................        7,000        120,888
                    Matsushita Electric Industrial Co., Ltd. (Information & Technology)+...       11,000        179,518
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial).............       20,000        158,881
                    Murata Manufacturing Co. (Information Technology)......................        2,000         66,488
                    NGK Spark Plug Co., Ltd. (Industrial & Commercial).....................       16,000        175,460
                    Nippon Express Co., Ltd. (Industrial & Commercial).....................       14,000         95,985
                    Nippon Television Network (Information & Entertainment)................          650        196,443
                    Nomura Securities International, Inc. (Finance)........................        8,000        120,197
                    Onward Kashiyama (Consumer Discretionary)..............................       14,000        197,047
                    Sakura Bank Ltd. (Finance).............................................       13,000         92,945
                    Sanwa Bank Ltd. (Finance)..............................................        5,000         68,215
                    Sony Corp. (Information & Entertainment)...............................        1,000         65,538
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)..................       19,000        119,765
                    Sumitomo Trust & Banking Co., Ltd. (Finance)...........................        3,000         30,049
                    Toda Construction Co. (Industrial & Commercial)........................       17,000        129,177
                    Tokio Marine & Fire Insurance Co., Ltd. (Finance)......................       17,000        160,004
                    Toyo Ink Manufacturing Co. (Materials).................................       30,000        123,046
                    Toyota Motor Corp. (Consumer Discretionary)............................        5,000        143,770
                    World Co., Ltd. (Consumer Discretionary)...............................        2,700        111,907
                    Yamato Kogyo Co. (Materials)...........................................       16,000        147,828
                    Yamazaki Baking Co. (Consumer Staples).................................        1,000         15,974
                                                                                                            ------------
                                                                                                              3,374,493
                                                                                                            ------------
                    LUXEMBOURG -- 0.1%
                    Quilmes Industrial SA (Consumer Staples)...............................        5,300         48,363
                                                                                                            ------------
                    MALAYSIA -- 0.4%
                    Land & General Bhd (Real Estate).......................................       40,000         95,822
                    MBF Capital Bhd (Finance)..............................................       22,000         35,716
                    Resorts World Bhd (Information & Entertainment)........................       34,000        154,821
                                                                                                            ------------
                                                                                                                286,359
                                                                                                            ------------
                    MEXICO -- 0.6%
                    Cemex SA de CV (Materials).............................................       20,000         72,028
                    Fomento Economico Mexicano SA de CV (Consumer Staples).................       24,000         82,317
                    Grupo Carso SA de CV (Consumer Staples)................................       20,000        105,945
                    Grupo Financiero Bancomer SA de CV, Series B (Finance).................      180,000         72,027
                    Transportacion Maritima Mexicana SA de CV ADR (Industrial &
                      Commercial)..........................................................        2,900         13,413
                                                                                                            ------------
                                                                                                                345,730
                                                                                                            ------------

---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    NETHERLANDS -- 1.1%
                    Akzo Nobel NV (Materials)..............................................          700    $    95,685
                    Internationale Nederlanden Groep NV (Finance)..........................        5,632        202,902
                    KLM Royal Dutch Air Lines NV (Information & Entertainment).............        4,000        112,598
                    PolyGram NV (Information & Entertainment)..............................        4,000        203,880
                                                                                                            ------------
                                                                                                                615,065
                                                                                                            ------------
                    NEW ZEALAND -- 0.4%
                    Air New Zealand Ltd. (Information & Entertainment).....................       31,366         85,151
                    Carter Holt Harvey Ltd. (Materials)....................................       65,000        147,508
                                                                                                            ------------
                                                                                                                232,659
                                                                                                            ------------
                    NORWAY -- 0.7%
                    Fokus Bank ASA (Finance)...............................................        9,000         61,321
                    Nycomed ASA (Healthcare)+..............................................       16,615        251,426
                    Saga Petroleum (Energy)................................................        5,000         82,647
                                                                                                            ------------
                                                                                                                395,394
                                                                                                            ------------
                    PHILIPPINES -- 0.1%
                    Philipino Telephone Corp. (Utilities)..................................       40,000         33,840
                    Philippine Long Distance Telephone Co. ADR (Utilities).................        1,000         51,000
                                                                                                            ------------
                                                                                                                 84,840
                                                                                                            ------------
                    PORTUGAL -- 0.0%
                    Telecel-Comunicacoes Pessoais SA (Information Technology)+*............          200         12,770
                                                                                                            ------------
                    SINGAPORE -- 1.2%
                    Development Bank of Singapore alien (Finance)..........................       16,500        222,861
                    Far East Levingston Shipbuilding Ltd. (Energy).........................       20,000        104,338
                    Keppel Corp., Ltd. (Industrial & Commercial)...........................       28,000        218,109
                    Straits Steamship Land Ltd. (Real Estate)..............................       20,000         64,032
                    United Overseas Bank Ltd. alien (Finance)..............................        9,000        100,336
                                                                                                            ------------
                                                                                                                709,676
                                                                                                            ------------
                    SOUTH KOREA -- 0.4%
                    Chosun Brewery Co., Ltd. (Consumer Staples)............................        3,020         83,372
                    Commerce Bank Korea (Finance)..........................................        2,000         13,065
                    Daewoo Securities Co., Ltd. (Finance)..................................        2,040         26,315
                    Hanil Bank (Finance)...................................................        4,000         27,456
                    Hanwha Chemical (Materials)............................................        2,000         15,503
                    Korea Electric Power Corp. (Utilities).................................        1,000         29,112
                    Korean Air Lines (Information & Entertainment).........................        1,450         23,869
                    Shinsegae Department Street (Consumer Discretionary)...................          600         24,923
                                                                                                            ------------
                                                                                                                243,615
                                                                                                            ------------
                    SPAIN -- 1.0%
                    Acerinox SA (Materials)................................................          950        137,277
                    Empresa Nacional de Electricidad ADR (Utilities).......................        2,000        140,000
                    Empresa Nacional de Electricidad SA (Utilities)........................        1,500        106,759
                    Telefonica de Espana SA (Utilities)....................................        7,500        174,177
                                                                                                            ------------
                                                                                                                558,213
                                                                                                            ------------
                    SWEDEN -- 0.5%
                    BT Industries AB (Industrial & Commercial).............................        2,950         54,935
                    Pharmacia & Upjohn, Inc. (Healthcare)..................................        5,000        204,915
                                                                                                            ------------
                                                                                                                259,850
                                                                                                            ------------
                    SWITZERLAND -- 0.9%
                    Nestle SA (Consumer Staples)...........................................          170        182,510
                    Richemont Cie Finance (Consumer Staples)...............................           60         84,274
                    Sulzer AG (Healthcare).................................................          450        240,717
                                                                                                            ------------
                                                                                                                507,501
                                                                                                            ------------

                                                           ---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    THAILAND -- 0.3%
                    Bangkok Metropolitan Bank PCL alien (Finance)..........................      108,536    $    41,051
                    Land & Houses PCL alien (Real Estate)..................................        2,700         19,687
                    Siam City Cement PCL alien (Materials).................................        2,000         10,450
                    Siam Commercial Bank PCL alien (Finance)...............................       10,000         72,526
                                                                                                            ------------
                                                                                                                143,714
                                                                                                            ------------
                    UNITED KINGDOM -- 4.8%
                    Amersham International (Healthcare)....................................        3,000         59,106
                    Associated British Foods PLC (Consumer Staples)........................       18,000        148,946
                    Bank of Scotland (Finance).............................................       20,000        105,534
                    BOC Group PLC (Industrial & Commercial)................................        8,000        119,787
                    Boots Co. PLC (Consumer Discretionary).................................       20,000        206,270
                    British Gas PLC (Utilities)............................................       60,000        230,255
                    British Telecommunications PLC (Utilities).............................       28,000        189,481
                    BTR PLC (Industrial & Commercial)......................................       35,000        170,893
                    Cookson Group PLC (Information Technology).............................       30,000        121,809
                    De La Rue PLC (Information & Technology)...............................       20,000        197,019
                    National Grid Group PLC (Utilities)....................................       30,000        100,223
                    Northern Foods PLC (Consumer Staples)..................................       23,000         79,596
                    PowerGen PLC (Utilities)...............................................       21,065        206,428
                    Rank Group PLC (Information & Entertainment)...........................       15,000        112,558
                    Reckitt & Colman PLC (Consumer Staples)................................       13,300        164,740
                    Royal Bank of Scotland Group PLC (Finance).............................       10,101         97,255
                    Royal & Sun Alliance Insurance Group PLC (Finance).....................       16,254        124,056
                    Sainsbury (J.) PLC (Consumer Discretionary)............................       35,686        236,602
                    Sun Life & Provincial Holdings (Finance)+*.............................       20,000         89,087
                    United Biscuits (Consumer Staples).....................................       10,000         36,149
                                                                                                            ------------
                                                                                                              2,795,794
                                                                                                            ------------
                    VENEZUELA -- 0.1%
                    Compania Anon Nacional Tele De Venezuela ADR (Utilities)...............        1,900         53,438
                                                                                                            ------------
                    TOTAL FOREIGN SECURITIES (cost $16,434,606)............................                  17,926,110
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $46,725,589).........................                  55,512,254
                                                                                                            ------------

                                         REPURCHASE AGREEMENTS -- 3.4%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)............      635,000        635,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)............    1,320,000      1,320,000
                                                                                                            ------------
                    TOTAL REPURCHASE AGREEMENTS (cost $1,955,000)..........................                   1,955,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $48,680,589)                                 99.5%                               57,467,254
                    Other assets less liabilities --                         0.5                                276,980
                    ------                                                                                  -----------
                    NET ASSETS --                                    100.0%                                 $57,744,234
                    ======                                                                                  ===========

              -----------------------------
              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2

              See Notes to Financial Statements

---------------------

                    [This page is intentionally left blank]

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                     MONEY         FIXED      GOVERNMENT &
                                                                    MARKET        INCOME      QUALITY BOND    HIGH YIELD
                                                                   PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities, at value*............................  $       --    $22,143,212   $207,128,070   $43,463,074
    Short-term securities*......................................  74,148,151            --             --             --
    Repurchase agreements (cost equals market)..................          --       210,000     21,579,000      1,173,000
    Cash........................................................       8,792         1,535          3,442          4,238
    Foreign currency............................................          --            --             --             --
    Receivables for --
      Dividends and accrued interest............................     223,228       423,296      2,392,444      1,042,946
      Fund shares sold..........................................     219,657           638      1,029,129         50,109
      Sales of investments......................................          --       531,768             --             --
      Foreign currency contracts................................          --            --             --             --
    Prepaid expenses............................................      20,440         8,853         46,678          9,921
    Unrealized appreciation on forward foreign currency
      contracts.................................................          --            --             --             --
                                                                                                              -----------
                                                                  74,620,268    23,319,302    232,178,763     45,743,288
                                                                                                              -----------
    LIABILITIES:
    Payables for --
      Fund shares redeemed......................................     548,186        23,190        309,434             --
      Management fees...........................................      31,906        12,084        116,134         27,190
      Purchases of investments..................................          --       522,006     10,062,500             --
      Foreign currency contracts................................          --            --             --             --
      Variation margin on futures contracts.....................          --            --             --             --
    Other accrued expenses......................................      39,523        19,020         87,618         29,378
    Unrealized depreciation on forward foreign currency
      contracts.................................................          --            --             --             --
                                                                                                              -----------
                                                                     619,615       576,300     10,575,686         56,568
                                                                                                              -----------
    NET ASSETS:.................................................  $74,000,653   $22,743,002   $221,603,077   $45,686,720
                                                                                                              ===========
    Shares of beneficial interest outstanding (unlimited shares
      authorized)...............................................  74,000,653     1,709,571     16,209,760      5,450,139
    Net asset value per share...................................  $     1.00    $    13.30    $     13.67    $      8.38
                                                                                                              ===========
    COMPOSITION OF NET ASSETS:
    Capital paid in.............................................  $74,000,653   $23,175,000   $208,048,632   $54,340,529
    Accumulated undistributed net investment income.............       2,155     1,661,104     13,956,938      4,006,818
    Accumulated undistributed net realized gain (loss) on
      investments, futures contracts and options contracts......      (2,155)   (2,050,166)       642,087    (14,097,904)
    Unrealized appreciation (depreciation) of investments.......          --       (42,936)    (1,044,580)     1,437,277
    Unrealized foreign exchange gain (loss) on other assets and
      liabilities...............................................          --            --             --             --
    Unrealized appreciation on futures contracts................          --            --             --             --
                                                                                                              -----------
                                                                  $74,000,653   $22,743,002   $221,603,077   $45,686,720
                                                                                                              ===========
    ---------------
    *Cost
     Investment securities......................................  $       --    $22,186,148   $208,172,650   $42,025,797
                                                                                                              ===========
     Short-term securities......................................  $74,148,151   $       --    $        --    $        --
                                                                                                              ===========

    See Notes to Financial Statements

---------------------

---------------------

                    GROWTH AND      FOREIGN                      CAPITAL        NATURAL                     STRATEGIC
      TARGET '98      INCOME      SECURITIES       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET    MULTI-ASSET
       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
      ----------------------------------------------------------------------------------------------------------------
      $9,883,642    $32,745,516   $43,001,037   $360,569,213   $479,136,785   $40,049,559   $147,156,924   $55,512,254
              --            --       494,746             --      1,320,925            --             --            --
         283,000     1,039,000     4,621,000      6,154,000     84,691,000     5,221,000      7,989,000     1,955,000
           3,780         2,535         4,460          1,118          1,690         2,818          4,144        70,238
              --            --            22             --             --            --             --             6
          21,229        64,627       124,550        409,583        158,149        57,959        641,182       296,839
             308        59,069        97,717        638,497      1,922,086       227,785         14,881        37,635
              --            --       180,115        417,642      2,943,777            --      1,414,317       426,194
              --            --       187,838             --             --            --             --       133,071
             966         3,965         4,841         46,958         24,787         3,025         31,487        14,787
              --            --        21,708             --             --            --             --            --
                                                                                                           -----------
      10,192,925    33,914,712    48,738,034    368,237,011    570,199,199    45,562,146    157,251,935    58,446,024
                                                                                                           -----------
           1,234        24,428       360,105        802,100      1,044,149       172,868        146,167       187,580
           5,492        19,966        36,655        225,562        311,843        28,271        129,484        49,087
              --       376,860        25,613        493,771        388,357            --      6,287,450       275,590
              --            --       188,405             --             --            --             --       134,087
              --            --        11,648             --        633,000            --             --            --
          14,658        28,185        69,808        113,251        149,545        31,806         69,973        55,446
              --            --        10,111             --             --            --             --            --
                                                                                                           -----------
          21,384       449,439       702,345      1,634,684      2,526,894       232,945      6,633,074       701,790
                                                                                                           -----------
      $10,171,541   $33,465,273   $48,035,689   $366,602,327   $567,672,305   $45,329,201   $150,618,861   $57,744,234
                                                                                                           ===========
         871,510     2,462,811     3,712,348     15,805,435     20,275,261     2,687,538     11,282,314     4,732,870
      $    11.67    $    13.59    $    12.94    $     23.19    $     28.00    $    16.87    $     13.35    $    12.20
                                                                                                           ===========
      $9,342,136    $28,676,058   $40,682,830   $238,848,041   $404,985,218   $37,003,652   $98,704,640    $38,286,430
         816,095       857,047       969,165      3,059,640      1,034,306       525,994      4,119,739     1,252,720
        (252,703)      (80,382)    3,770,149     44,877,743     63,149,761     3,063,976     20,184,053     9,417,996
         266,013     4,012,550     2,572,990     79,816,903     98,109,498     4,735,822     27,610,443     8,786,665
              --            --        12,534             --           (228)         (243)           (14)          423
              --            --        28,021             --        393,750            --             --            --
                                                                                                           -----------
      $10,171,541   $33,465,273   $48,035,689   $366,602,327   $567,672,305   $45,329,201   $150,618,861   $57,744,234
                                                                                                           ===========
      $9,617,629    $28,732,966   $40,428,047   $280,752,310   $381,027,287   $35,313,737   $119,546,481   $46,725,589
                                                                                                           ===========
      $       --    $       --    $  494,746    $        --    $ 1,320,925    $       --    $        --    $       --
                                                                                                           ===========

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                      GOVERNMENT &
                                                                        MONEY MARKET   FIXED INCOME   QUALITY BOND    HIGH YIELD
                                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Interest........................................................   $4,727,875    $  1,858,312   $ 15,640,194   $ 4,284,747
      Dividends.......................................................           --             209             --        31,095
                                                                        ---------------------------------------------------------
             Total income*............................................    4,727,875       1,858,521     15,640,194     4,315,842
                                                                        ---------------------------------------------------------
    Expenses:
      Investment management fees......................................      432,146         152,430      1,392,653       313,621
      Custodian fees..................................................       35,490          36,595        109,320        49,940
      Audit and tax consulting fees...................................       19,500           9,365         44,585        11,830
      Trustees' fees..................................................        6,092           2,483         15,087         2,971
      Reports to investors............................................        2,365             685         22,100         1,060
      Insurance expense...............................................        1,998             527          4,221           962
      Legal fees......................................................        1,810              --          3,760            --
      Other expenses..................................................        3,055             657          7,386         1,783
                                                                        ---------------------------------------------------------
             Total expenses...........................................      502,456         202,742      1,599,112       382,167
                                                                        ---------------------------------------------------------
    Net investment income.............................................    4,225,419       1,655,779     14,041,082     3,933,675
                                                                        ---------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCIES:
    Net realized gain on investments..................................           --         462,470        585,700       696,575
    Net realized foreign exchange gain (loss) on other assets and
      liabilities.....................................................           --              --             --            --
    Net realized gain (loss) on futures contracts.....................           --              --             --            --
    Change in unrealized appreciation/depreciation on investments.....           --      (1,654,211)    (7,904,999)      392,992
    Change in unrealized foreign exchange gain/loss on other assets
      and liabilities.................................................           --              --             --            --
    Change in unrealized appreciation/depreciation on futures
      contracts.......................................................           --              --             --            --
                                                                        ---------------------------------------------------------
    Net realized and unrealized gain (loss) on investments and foreign
      currencies......................................................           --      (1,191,741)    (7,319,299)    1,089,567
                                                                        ---------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............   $4,225,419    $    464,038   $  6,721,783   $ 5,023,242
                                                                              ===================================================
    ---------------
    * Net of foreign withholding taxes on interest and dividends
      of:.............................................................   $       --    $         --   $         --   $        --
                                                                              ===================================================

    See Notes to Financial Statements

---------------------

       TARGET      GROWTH AND      FOREIGN                       CAPITAL       NATURAL                     STRATEGIC
         '98         INCOME      SECURITIES       GROWTH       APPRECIATION   RESOURCES     MULTI-ASSET    MULTI-ASSET
      PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
       ------------------------------------------------------------------------------------------------------------
      $ 855,740    $  326,241    $   230,356    $   439,259    $ 2,543,392    $  194,464    $ 4,043,217    $1,321,229
             --       742,030      1,098,288      5,281,153      1,885,834       722,057      1,744,009       699,655
                                                                                                            ---------
        855,740     1,068,271      1,328,644      5,720,412      4,429,226       916,521      5,787,226     2,020,884
                                                                                                            ---------
         72,086       220,009        473,257      2,393,836      3,030,849       302,086      1,569,359       597,679
         22,265        34,210        219,110        109,740        154,070        49,825         80,570       188,340
          6,015         9,675         15,300         61,560         86,405        12,650         32,855        14,375
            686         2,601          4,615         22,044         27,449         2,494         11,475         3,994
             --            --          2,055         32,055         55,425         7,790          6,320         2,430
            257           627          1,127          5,830          7,020           592          3,221         1,242
             --         1,575          1,575          5,470          8,130         1,225          3,620         1,810
             59         1,787          1,959         10,428         10,231           556          6,153         2,091
                                                                                                            ---------
        101,368       270,484        718,998      2,640,963      3,379,579       377,218      1,713,573       811,961
                                                                                                            ---------
        754,372       797,787        609,646      3,079,449      1,049,647       539,303      4,073,653     1,208,923
                                                                                                            ---------
         70,306     1,459,904      6,115,742     44,948,751     63,266,968     3,314,738     20,265,945     9,506,288
             --            --        (43,558)            --          2,560         1,145            (44)        8,710
             --            --        414,564             --        (34,322)           --             --            --
       (419,896)    3,455,775     (1,580,975)    24,747,361     29,785,509       901,030     (4,163,250)   (2,438,293)
             --           (19)       (17,987)            --           (860)         (512)            (6)       (1,533)
             --            --        (16,205)            --        393,750            --             --            --
                                                                                                            ---------
       (349,590)    4,915,660      4,871,581     69,696,112     93,413,605     4,216,401     16,102,645     7,075,172
                                                                                                            ---------
      $ 404,782    $5,713,447    $ 5,481,227    $72,775,561    $94,463,252    $4,755,704    $20,176,298    $8,284,095
                                                                                                            =========
      $   4,301    $    5,490    $   155,650    $    27,415    $   120,398    $   42,040    $    14,450    $   62,140
                                                                                                            =========

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                 GOVERNMENT &
                                                                MONEY MARKET     FIXED INCOME    QUALITY BOND     HIGH YIELD
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income.....................................  $   4,225,419    $  1,655,779    $ 14,041,082    $  3,933,675
    Net realized gain on investments..........................             --         462,470         585,700         696,575
    Net realized foreign exchange gain (loss) on other assets
      and liabilities.........................................             --              --              --              --
    Net realized gain (loss) on futures contracts.............             --              --              --              --
    Change in unrealized appreciation/depreciation
      on investments..........................................             --      (1,654,211)     (7,904,999)        392,992
    Change in unrealized foreign exchange gain/loss on other
      assets and liabilities..................................             --              --              --              --
    Change in unrealized appreciation/depreciation on futures
      contracts...............................................             --              --              --              --
                                                                --------------------------------------------------------------
    Net increase in net assets resulting from operations......      4,225,419         464,038       6,721,783       5,023,242
                                                                --------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
    Distributions from capital gains..........................             --              --        (460,000)             --
    Dividends from net investment income......................     (4,225,419)     (1,900,000)    (14,120,000)     (4,670,000)
                                                                --------------------------------------------------------------
    Total dividends...........................................     (4,225,419)     (1,900,000)    (14,580,000)     (4,670,000)
                                                                --------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.................................    159,314,533       2,345,220     101,230,555      27,871,250
    Proceeds from shares issued for reinvestment of dividends
      and distributions.......................................      4,225,419       1,900,000      14,580,000       4,670,000
    Cost of shares repurchased................................   (183,230,982)     (8,041,058)   (111,927,989)    (34,024,510)
                                                                --------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions..............................    (19,691,030)     (3,795,838)      3,882,566      (1,483,260)
                                                                --------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS...................    (19,691,030)     (5,231,800)     (3,975,651)     (1,130,018)
    NET ASSETS:
    Beginning of period.......................................     93,691,683      27,974,802     225,578,728      46,816,738
                                                                --------------------------------------------------------------
    End of period.............................................  $  74,000,653    $ 22,743,002    $221,603,077    $ 45,686,720
                                                                  ============================================================

    ---------------
    Accumulated undistributed net investment income...........  $       2,155    $  1,661,104    $ 13,956,938    $  4,006,818
                                                                  ============================================================
    Shares issued and repurchased:
    Sold......................................................    159,314,533         171,519       7,327,912       3,270,396
    Issued in reinvestment of dividends and distributions.....      4,225,419         149,137       1,115,532         586,683
    Repurchased...............................................   (183,230,982)       (587,362)     (8,086,708)     (4,025,306)
                                                                --------------------------------------------------------------
    Net increase (decrease)...................................    (19,691,030)       (266,706)        356,736        (168,227)
                                                                  ============================================================

    See Notes to Financial Statements

---------------------

                         GROWTH AND        FOREIGN                             CAPITAL          NATURAL
        TARGET '98         INCOME         SECURITIES         GROWTH         APPRECIATION       RESOURCES       MULTI-ASSET
         PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
        -------------------------------------------------------------------------------------------------------------------
        $   754,372     $    797,787     $    609,646     $   3,079,449     $   1,049,647     $    539,303     $  4,073,653
             70,306        1,459,904        6,115,742        44,948,751        63,266,968        3,314,738       20,265,945
                 --               --          (43,558)               --             2,560            1,145              (44)
                 --               --          414,564                --           (34,322)              --               --
           (419,896)       3,455,775       (1,580,975)       24,747,361        29,785,509          901,030       (4,163,250)
                 --              (19)         (17,987)               --              (860)            (512)              (6)
                 --               --          (16,205)               --           393,750               --               --
        -------------------------------------------------------------------------------------------------------------------
            404,782        5,713,447        5,481,227        72,775,561        94,463,252        4,755,704       20,176,298
        -------------------------------------------------------------------------------------------------------------------
                 --               --               --       (13,940,000)      (16,280,000)        (585,000)      (9,825,000)
         (1,210,000)      (1,745,000)        (810,000)       (1,545,000)         (935,000)        (340,000)      (5,330,000)
        -------------------------------------------------------------------------------------------------------------------
         (1,210,000)      (1,745,000)        (810,000)      (15,485,000)      (17,215,000)        (925,000)     (15,155,000)
        -------------------------------------------------------------------------------------------------------------------
            997,281        7,391,151       22,606,509       179,335,720       517,761,626       47,430,602       11,595,717
          1,210,000        1,745,000          810,000        15,485,000        17,215,000          925,000       15,155,000
         (4,004,707)     (11,647,598)     (33,661,510)     (193,366,398)     (400,770,612)     (35,798,476)     (49,395,962)
        -------------------------------------------------------------------------------------------------------------------
         (1,797,426)      (2,511,447)     (10,245,001)        1,454,322       134,206,014       12,557,126      (22,645,245)
        -------------------------------------------------------------------------------------------------------------------
         (2,602,644)       1,457,000       (5,573,774)       58,744,883       211,454,266       16,387,830      (17,623,947)
         12,774,185       32,008,273       53,609,463       307,857,444       356,218,039       28,941,371      168,242,808
        -------------------------------------------------------------------------------------------------------------------
        $10,171,541     $ 33,465,273     $ 48,035,689     $ 366,602,327     $ 567,672,305     $ 45,329,201     $150,618,861
        ============================================================================================================================

        $   816,095     $    857,047     $    969,165     $   3,059,640     $   1,034,306     $    525,994     $  4,119,739
        ============================================================================================================================
             80,381          574,026        1,828,894         8,416,003        19,407,178        2,907,359          874,874
            106,327          140,273           66,942           740,555           644,274           58,213        1,220,209
           (325,577)        (916,670)      (2,721,124)       (9,155,873)      (15,116,927)      (2,192,057)      (3,714,000)
        -------------------------------------------------------------------------------------------------------------------
           (138,869)        (202,371)        (825,288)              685         4,934,525          773,515       (1,618,917)
        ============================================================================================================================

          STRATEGIC
         MULTI-ASSET
          PORTFOLIO
        ---------------------------
        <C
        $  1,208,923
           9,506,288
               8,710
                  --
          (2,438,293)
              (1,533)
                  --
           8,284,095
          (3,785,000)
          (1,800,000)
          (5,585,000)
           4,456,606
           5,585,000
         (19,022,327)
          (8,980,721)
          (6,281,626)
          64,025,860
        $ 57,744,234
        $  1,252,720
             366,240
             490,773
          (1,560,019)
            (703,006)

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                FIXED      GOVERNMENT &
                                                             MONEY MARKET      INCOME      QUALITY BOND     HIGH YIELD
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................................  $  6,214,069    $1,820,583    $ 14,132,112    $  4,560,566
    Net realized gain (loss) on investments................            --       450,299       8,288,042        (574,848)
    Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................            --            --              --              --
    Net realized loss on futures contracts.................            --            --              --              --
    Change in unrealized appreciation/depreciation on
      investments..........................................            --     2,644,460      16,257,191       4,437,941
    Change in unrealized foreign exchange gain/loss on
      other assets and liabilities.........................            --            --              --              --
    Change in unrealized appreciation/depreciation on
      futures contracts....................................            --            --              --              --
                                                             -----------------------------------------------------------
    Net increase in net assets resulting from operations...     6,214,069     4,915,342      38,677,345       8,423,659
                                                             -----------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
    Dividends from net investment income...................    (6,214,069)   (2,175,000)    (15,800,000)     (5,345,000)
    Distributions from net realized gains on investments...            --            --              --              --
                                                             -----------------------------------------------------------
    Total dividends........................................    (6,214,069)   (2,175,000)    (15,800,000)     (5,345,000)
                                                             -----------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............................   174,371,348     3,593,837      82,378,525      29,986,515
    Proceeds from shares issued for reinvestment of
      dividends and distributions..........................     6,214,069     2,175,000      15,800,000       5,345,000
    Cost of shares repurchased.............................  (212,898,151)   (9,116,475)   (128,007,378)    (39,650,684)
                                                             -----------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions...........................   (32,312,734)   (3,347,638)    (29,828,853)     (4,319,169)
                                                             -----------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS................   (32,312,734)     (607,296)     (6,951,508)     (1,240,510)
    NET ASSETS:
    Beginning of period....................................   126,004,417    28,582,098     232,530,236      48,057,248
                                                             -----------------------------------------------------------
    End of period..........................................  $ 93,691,683    $27,974,802   $225,578,728    $ 46,816,738
                                                             ===============================================================

    ---------------
    Undistributed net investment income....................  $        721    $1,886,024    $ 14,101,885    $  4,658,768
                                                             ===============================================================
    Shares issued and repurchased:
    Sold...................................................   174,371,348       260,087       5,911,036       3,623,914
    Issued in reinvestment of dividends and
      distributions........................................     6,214,069       160,992       1,159,208         669,800
    Repurchased............................................  (212,898,151)     (660,807)     (9,292,985)     (4,777,982)
                                                             -----------------------------------------------------------
    Net increase (decrease)................................   (32,312,734)     (239,728)     (2,222,741)       (484,268)
                                                             ===============================================================

---------------
    * The Convertible Securities Portfolio changed its name to the Growth and Income Portfolio on February 29, 1996.

    See Notes to Financial Statements

---------------------

                     CONVERTIBLE      FOREIGN                        CAPITAL        NATURAL                      STRATEGIC
       TARGET '98     SECURITIES     SECURITIES       GROWTH       APPRECIATION    RESOURCES     MULTI-ASSET    MULTI-ASSET
       PORTFOLIO      PORTFOLIO*     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
      ---------------------------------------------------------------------------------------------------------------------
      $ 1,058,818    $ 1,696,598    $   707,451    $  1,534,546    $   879,808    $   331,444    $ 5,277,929    $1,729,338
          (73,496)      (605,935)     3,192,282      13,885,804     16,341,623        765,009      9,801,363     3,804,739
               --           (843)       177,598           1,682         45,778           (594)        54,742        62,813
               --             --             --              --        (49,594)            --             --            --
        1,322,217      3,911,087      2,451,554      48,038,490     63,564,898      3,011,630     22,147,546     7,569,691
               --             32       (113,395)             --            639            342             12       (45,810)
               --             --         44,226              --         96,925             --             --            --
      ---------------------------------------------------------------------------------------------------------------------
        2,307,539      5,000,939      6,459,716      63,460,522     80,880,077      4,107,831     37,281,592    13,120,771
      ---------------------------------------------------------------------------------------------------------------------
       (1,285,000)    (2,059,675)      (279,273)       (600,000)    (2,145,000)      (365,000)    (5,910,000)   (1,125,000)
               --     (1,515,325)       (55,727)    (45,075,000)    (2,960,000)      (510,000)   (12,550,000)   (8,585,000)
      ---------------------------------------------------------------------------------------------------------------------
       (1,285,000)    (3,575,000)      (335,000)    (45,675,000)    (5,105,000)      (875,000)   (18,460,000)   (9,710,000)
      ---------------------------------------------------------------------------------------------------------------------
        1,032,164      4,402,376     31,832,730     134,319,676    288,502,705     27,421,662     20,218,971     4,822,892
        1,285,000      3,575,000        335,000      45,675,000      5,105,000        875,000     18,460,000     9,710,000
       (9,739,706)   (12,390,422)   (53,323,700)   (136,071,781)   (242,708,947)  (23,817,885)   (53,417,004)   (19,275,150)
      ---------------------------------------------------------------------------------------------------------------------
       (7,442,542)    (4,413,046)   (21,155,970)     43,922,895     50,898,758      4,478,777    (14,738,033)   (4,742,258)
      ---------------------------------------------------------------------------------------------------------------------
       (6,420,003)    (2,987,107)   (15,031,254)     61,708,417    126,673,835      7,711,608      4,083,559    (1,331,487)
       19,194,188     34,995,380     68,640,717     246,149,027    229,544,204     21,229,763    164,159,249    65,357,347
      ---------------------------------------------------------------------------------------------------------------------
      $12,774,185    $32,008,273    $53,609,463    $307,857,444    $356,218,039   $28,941,371    $168,242,808   $64,025,860
      ============================================================================================================================

      $ 1,203,164    $ 1,734,211    $   738,683    $  1,525,191    $   918,755    $   325,546    $ 5,315,320    $1,761,777
      ============================================================================================================================
           80,359        362,321      2,954,097       6,859,732     13,911,588      1,917,837      1,590,143       408,481
          104,727        302,453         29,698       2,382,629        213,867         56,379      1,463,918       853,251
         (748,356)    (1,026,033)    (4,950,332)     (6,977,008)   (11,890,507)    (1,657,363)    (4,174,813)   (1,615,387)
      ---------------------------------------------------------------------------------------------------------------------
         (563,270)      (361,259)    (1,966,537)      2,265,353      2,234,948        316,853     (1,120,752)     (353,655)
      ============================================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (the "Life Companies"). Effective February 29, 1996, the Convertible Securities Portfolio changed its name to the Growth and Income Portfolio.

The investment objectives for each portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The Fixed Income Portfolio seeks a high level of current income consistent with preservation of capital and invests primarily in investment grade, fixed income securities.

The Government & Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal.

The High Yield Portfolio seeks to produce high current income and secondarily seeks capital appreciation by investing in high-yielding, high-risk, income producing corporate bonds.

The Target '98 Portfolio seeks a predictable compounded investment return for the specified time period, consistent with preservation of capital, by investing primarily in zero coupon securities and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign companies. The Fund is scheduled to terminate operations in 1998.

The Growth and Income Portfolio seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The Foreign Securities Portfolio seeks long-term capital appreciation through investment primarily in equity securities issued by foreign companies.

The Growth Portfolio seeks capital appreciation primarily through investments in growth equity securities.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The Natural Resources Portfolio seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the

---------------------

Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market value of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts ("forward contracts") are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are accounted for as of the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

                                                           ---------------------

  The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended December 31, 1996, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                                 ACCUMULATED       ACCUMULATED
                                                                                UNDISTRIBUTED     UNDISTRIBUTED         PAID
                                                                                NET REALIZED      NET REALIZED           IN
                                                                                 INCOME/LOSS        GAIN/LOSS          CAPITAL
                                                                                -------------------------------------------------
    Money Market Portfolio..................................................      $   1,434         $  (1,434)        $  --
    Fixed Income Portfolio..................................................         19,301           100,286            (119,587)
    Government & Quality Bond Portfolio.....................................        (66,029)           66,029            --
    High Yield Portfolio....................................................         84,375           (84,375)           --
    Target '98 Portfolio....................................................         68,559           (68,559)           --
    Growth and Income Portfolio.............................................         70,049           (70,049)           --
    Foreign Securities Portfolio*...........................................        430,836          (427,736)             (3,100)
    Growth Portfolio........................................................        --                --                 --
    Capital Appreciation Portfolio..........................................            904              (904)           --
    Natural Resources Portfolio.............................................          1,145            (1,145)           --
    Multi-Asset Portfolio...................................................         60,766           (60,767)                  1
    Strategic Multi-Asset Portfolio.........................................         82,020           (80,453)             (1,567)

* Reclassification is primarily due to deferring book/tax treatments for foreign currency transactions.

NOTE 3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Trust transfers uninvested cash balances into two joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of December 31, 1996, each participating Portfolio had a percentage of an undivided interest in the repurchase agreements in the joint account in which it participates. The balance in each of the joint repo accounts at December 31, 1996 and the related repurchase agreements and collateral is as follows:

                                                                                                 PRINCIPAL
                                REPURCHASE AGREEMENT DESCRIPTION                                   AMOUNT
    ----------------------------------------------------------------------------------------    ------------
    Lehman Brothers, Inc. Repurchase Agreement
    6.80% dated 12/31/96, repurchase price $84,947,079
    due 1/2/97 collateralized by $176,060,000 U.S. Treasury
    Strip due 2/15/11 and $49,240,000 U.S. Treasury Strip
    due 8/15/10, approximate aggregate value $87,250,708....................................    $ 84,915,000
                                                                                                =============
    First Boston Corp. Repurchase Agreement, 6.75% dated
    12/31/96, repurchase price $50,018,750 due 1/2/97
    collateralized by $50,171,000 U.S. Treasury Notes due
    10/31/01, approximate aggregate value $50,830,122.......................................    $ 50,000,000
                                                                                                =============

                                                                                          FIRST            LEHMAN
                     % OF UNDIVIDED INTEREST OWNED BY EACH PORTFOLIO                      BOSTON          BROTHERS
    ------------------------------------------------------------------------------------------------   --------------
    Money Market Portfolio............................................................       0.0%            0.0%
    Fixed Income Portfolio............................................................       0.0%            0.2%
    Government & Quality Bond Portfolio...............................................      15.4%           16.3%
    High Yield Portfolio..............................................................       0.9%            0.9%
    Target '98 Portfolio..............................................................       0.3%            0.2%
    Growth and Income Portfolio.......................................................       0.8%            0.7%
    Foreign Securities Portfolio......................................................       3.1%            3.6%
    Growth Portfolio..................................................................       5.4%            4.0%
    Capital Appreciation Portfolio....................................................      63.3%           62.5%
    Natural Resources Portfolio.......................................................       3.6%            4.0%
    Multi-Asset Portfolio.............................................................       5.9%            6.0%
    Strategic Multi-Asset Portfolio...................................................       1.3%            1.6%
                                                                                         -------          -------
                                                                                          100.0%           100.0%
                                                                                      ================ ================

---------------------

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

  At December 31, 1996, the cost of investment securities, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                           AGGREGATE      AGGREGATE
                                             GROSS          GROSS       UNREALIZED                       CAPITAL
                                          UNREALIZED     UNREALIZED     GAIN (LOSS)      COST OF          LOSS
                                             GAIN           LOSS            NET        INVESTMENTS      CARRYOVER     EXPIRATION
                                             --------------------------------------------------------------------------------
     Money Market Portfolio............   $        --    $        --    $        --    $ 74,148,151    $        --        --*
     Fixed Income Portfolio............       150,065       (252,606)      (102,541)     22,455,753      1,990,561     1997-2002
     Government & Quality Bond
       Portfolio.......................     2,367,111     (3,411,691)    (1,044,580)    229,751,650             --        --*
     High Yield Portfolio..............     2,117,454       (680,177)     1,437,277      43,198,797     14,097,904     1997-2003
     Target '98 Portfolio..............       330,629        (64,616)       266,013       9,900,629        252,703     2002-2003
     Growth and Income Portfolio.......     4,532,595       (520,045)     4,012,550      29,771,966             --        --*
     Foreign Securities Portfolio......     5,241,725     (2,668,735)     2,572,990      45,543,793             --        --
     Growth Portfolio..................    85,949,173     (6,233,556)    79,715,617     287,007,596             --        --
     Capital Appreciation Portfolio....   107,362,077     (9,252,579)    98,109,498     467,039,212             --       --**
     Natural Resources Portfolio.......     6,269,189     (1,533,367)     4,735,822      40,534,737             --       --**
     Multi-Asset Portfolio.............    29,518,516     (1,908,073)    27,610,443     127,535,481             --        --
     Strategic Multi-Asset Portfolio...    11,470,901     (2,684,236)     8,786,665      48,680,589             --       --**

The Fixed Income, High Yield, Target '98, Growth and Income and Foreign Securities portfolios utilized capital loss carryovers of $502,774, $598,763, $1,747, $1,470,924 and $2,275,439, respectively, to partially offset the portfolios' net taxable gains realized and recognized in the year ended December 31, 1996. In addition $180,609 of prior year capital loss carryover for the Fixed Income Portfolio expired as of December 31, 1996.

 * Post 10/31 Capital Loss Deferrals: Money Market $2,155, Government & Quality Bond $140,639, and Growth and Income $82,551.

** Post 10/31 Foreign Exchange Loss Deferrals: Capital Appreciation $101,
   Natural Resources $754 and Strategic Multi-Asset $6,846.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo") with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY      MANAGEMENT
       PORTFOLIO             NET ASSETS          FEE
--------------------------------------------------------
Money Market               $0-$150 million       .500%
                            > $150 million       .475%
                            > $250 million       .450%
                            > $500 million       .425%
Government & Quality
  Bond/                    $0-$200 million       .625%
Fixed Income                > $200 million       .575%
                            > $500 million       .500%
High Yield                 $0-$250 million       .700%
                            > $250 million       .575%
                            > $500 million       .500%
Target '98                 $0-$100 million       .625%
                            > $100 million       .570%
                            > $250 million       .525%
                            > $500 million       .500%
Growth and Income          $0-$100 million       .700%
                            > $100 million       .650%
                            > $250 million       .600%
                            > $500 million       .575%

                           AVERAGE DAILY      MANAGEMENT
       PORTFOLIO             NET ASSETS          FEE
--------------------------------------------------------
Foreign Securities         $0-$100 million       .900%
                            > $100 million       .825%
                            > $250 million       .750%
                            > $500 million       .700%
Growth                     $0-$250 million       .750%
                            > $250 million       .675%
                            > $500 million       .600%
Capital Appreciation       $0-$100 million       .750%
                            > $100 million       .675%
                            > $250 million       .625%
                            > $500 million       .600%
Natural Resources            >          $0       .750%
Strategic Multi-Asset/     $0-$200 million      1.000%
Multi-Asset                 > $200 million       .875%
                            > $500 million       .800%

                                                           ---------------------

  SAAMCO has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.
  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY         WMC
       PORTFOLIO             NET ASSETS       ALLOCATION
--------------------------------------------------------
Money Market               $0-$500 million       .075%
                            > $500 million       .020%
Government & Quality
  Bond/                    $0-$ 50 million       .225%
Fixed Income                > $ 50 million       .125%
                            > $100 million       .100%
High Yield                 $0-$ 50 million       .300%
                            > $ 50 million       .225%
                            > $150 million       .175%
                            > $500 million       .150%
Target '98                 $0-$ 50 million       .225%
                            > $ 50 million       .150%
                            > $100 million       .100%
                            > $500 million       .050%
Growth/                    $0-$ 50 million       .325%
Growth and Income           > $ 50 million       .225%
                            > $150 million       .200%
                            > $500 million       .150%

                           AVERAGE DAILY         WMC
       PORTFOLIO             NET ASSETS       ALLOCATION
--------------------------------------------------------
Foreign Securities         $0-$ 50 million       .400%
                            > $ 50 million       .275%
                            > $150 million       .200%
                            > $500 million       .150%
Capital Appreciation       $0-$ 50 million       .375%
                            > $ 50 million       .275%
                            > $150 million       .200%
                            > $500 million       .150%
Natural Resources          $0-$ 50 million       .350%
                            > $ 50 million       .250%
                            > $150 million       .200%
                            > $500 million       .150%
Multi-Asset                $0-$ 50 million       .250%
                            > $ 50 million       .175%
                            > $150 million       .150%
Strategic Multi-Asset      $0-$ 50 million       .300%
                            > $ 50 million       .200%
                            > $150 million       .175%
                            > $500 million       .150%

  For the year ended December 31, 1996, SAAMCo received fees of $10,950,011 from the Trust, of which SAAMCo informed the Trust that $7,616,371 was retained and $3,333,640 was allocated to WMC.

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the year ended December 31, 1996:

                                                MONEY                     GOVERNMENT &                                  GROWTH
                                               MARKET      FIXED INCOME   QUALITY BOND   HIGH YIELD     TARGET '98    AND INCOME
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -------------------------------------------------------------------------------
    Purchases..............................  $        --   $ 18,388,879   $246,789,898   $24,263,266   $         --   $33,286,649
    Sales..................................           --     21,411,694    221,470,659    25,563,232      2,995,902    36,516,128
    U.S. Government Securities included
      above were as follows:
    Purchases of U.S. Government
      Securities...........................           --     12,871,829    226,982,095            --             --            --
    Sales of U.S. Government Securities....           --      8,759,171    206,357,709            --      1,130,738            --

                                               FOREIGN                      CAPITAL        NATURAL                     STRATEGIC
                                             SECURITIES       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET    MULTI-ASSET
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -------------------------------------------------------------------------------
    Purchases..............................  $35,472,026   $166,211,860   $342,216,979   $27,337,681   $ 97,303,252   $29,742,924
    Sales..................................   45,691,188    180,448,567    283,615,002    19,170,014    117,813,662    42,432,943
    U.S. Government Securities included
      above were as follows:
    Purchases of U.S. Government
      Securities...........................           --             --             --            --     49,147,136       502,812
    Sales of U.S. Government Securities....           --             --             --            --     51,628,502     4,743,427

---------------------

NOTE 7. TRANSACTIONS WITH AFFILIATES: The Trust has executed purchases and sales of securities through Royal Alliance Associates, Inc., SunAmerica Securities, Inc., and Advantage Capital Corp., which are broker/dealers affiliated with SAAMCo. For the year ended December 31, 1996, the following portfolios of the Trust paid brokerage commissions to these affiliate companies of:

                                                                                               AMOUNT
                                                                                               -------
              Growth and Income Portfolio....................................................  $    12
              Foreign Securities Portfolio...................................................      552
              Growth Portfolio...............................................................    6,310
              Capital Appreciation Portfolio.................................................   25,962
              Natural Resources Portfolio....................................................    1,300
              Multi-Asset Portfolio..........................................................      750
              Strategic Multi-Asset Portfolio................................................    3,963
                                                                                               -------
                                                                                               $38,849
                                                                                               ========

NOTE 8. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 1996, the Trust had accrued $86,100 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 1996, expensed $34,404 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

                                              NET                         DIVIDENDS     DIVIDENDS
                                            REALIZED         TOTAL        DECLARED      FROM NET
              NET ASSET        NET        & UNREALIZED        FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-      GAIN (LOSS)       INVEST-        INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT             ON             MENT          MENT         INVEST-       END OF        TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS      INCOME         MENTS        PERIOD       RETURN**
----------------------------------------------------------------------------------------------------------------------------

Money Market Portfolio
12/31/92       $   1.00       $  0.03        $   --          $ 0.03        $  (0.03)     $     --      $   1.00        3.4%
12/31/93           1.00          0.02            --            0.02           (0.02)           --          1.00        2.0
12/31/94           1.00          0.04            --            0.04           (0.04)           --          1.00        3.8
12/31/95           1.00          0.05            --            0.05           (0.05)           --          1.00        5.6
12/31/96           1.00          0.05            --            0.05           (0.05)           --          1.00        5.0
Fixed Income Portfolio
12/31/92          14.43          0.98         (0.04)           0.94           (1.06)           --         14.31        6.5
12/31/93          14.31          0.95          0.19            1.14           (0.91)           --         14.54        8.0
12/31/94          14.54          0.89         (1.36)          (0.47)          (1.17)           --         12.90       (3.2)
12/31/95          12.90          0.90          1.52            2.42           (1.16)           --         14.16       19.2
12/31/96          14.16          0.93         (0.64)          (0.29)          (1.15)           --         13.30        2.4
Government & Quality Bond Portfolio
12/31/92          14.03          1.02         (0.05)           0.97           (1.07)           --         13.93        6.9
12/31/93          13.93          0.90          0.25            1.15           (0.86)           --         14.22        8.3
12/31/94          14.22          0.86         (1.30)          (0.44)          (0.73)        (0.19)        12.86       (3.1)
12/31/95          12.86          0.90          1.55            2.45           (1.08)           --         14.23       19.4
12/31/96          14.23          0.87         (0.50)           0.37           (0.90)        (0.03)        13.67        2.9
High Yield Portfolio
12/31/92           7.88          0.81          0.28            1.09           (0.58)           --          8.39       13.9
12/31/93           8.39          0.79          0.79            1.58           (0.54)           --          9.43       19.1
12/31/94           9.43          0.15         (0.56)          (0.41)          (1.15)           --          7.87       (4.5)
12/31/95           7.87          0.77          0.67            1.44           (0.98)           --          8.33       18.8
12/31/96           8.33          0.74          0.19            0.93           (0.88)           --          8.38       11.7
Target '98 Portfolio
12/31/92          13.63          0.82          0.16            0.98           (0.79)        (0.25)        13.57        7.2
12/31/93          13.57          0.82          0.71            1.53           (0.93)        (0.23)        13.94       11.2
12/31/94          13.94          0.83         (1.39)          (0.56)          (1.11)        (0.07)        12.20       (4.1)
12/31/95          12.20          0.86          0.88            1.74           (1.30)           --         12.64       14.6
12/31/96          12.64          0.81         (0.37)           0.44           (1.41)           --         11.67        3.7
Growth and Income Portfolio
12/31/92          10.98          0.65          1.50            2.15           (0.64)           --         12.49       20.1
12/31/93          12.49          0.61          2.11            2.72           (0.55)        (0.08)        14.58       22.0
12/31/94          14.58          0.66         (1.96)          (1.30)          (0.52)        (1.20)        11.56       (9.7)
12/31/95          11.56          0.61          1.29            1.90           (0.83)        (0.62)        12.01       16.6
12/31/96+         12.01          0.33          2.02            2.35           (0.77)           --         13.59       20.2


              NET                       RATIO OF NET
             ASSETS       RATIO OF       INVESTMENT
             END OF       EXPENSES         INCOME      PORTFOLIO        AVERAGE
  PERIOD     PERIOD      TO AVERAGE      TO AVERAGE     TURNOVER       COMMISSION
  ENDED     (000'S)      NET ASSETS      NET ASSETS       RATE         PER SHARE@
--------------------------------------------------------------------------------------------
Money Market Portfolio
12/31/92    $127,262         0.6%             3.3%             %--     $   NA
12/31/93      99,309         0.6              2.7               --         NA
12/31/94     126,004         0.6              3.8               --         NA
12/31/95      93,692         0.6              5.5               --         NA
12/31/96      74,001         0.6              4.9               --         NA
Fixed Income Portfolio
12/31/92      40,001         0.8              6.8             31.8         NA
12/31/93      41,116         0.8              6.3             45.9         NA
12/31/94      28,582         0.8              6.5             56.5         NA
12/31/95      27,975         0.8              6.5             76.7         NA
12/31/96      22,743         0.8              6.8             77.9         NA
Government & Quality Bond Portfolio
12/31/92     207,860         0.8              7.3             76.4         NA
12/31/93     264,660         0.7              6.2             93.2         NA
12/31/94     232,530         0.7              6.4            117.6         NA
12/31/95     225,579         0.7              6.5            135.2         NA
12/31/96     221,603         0.7              6.3            106.7         NA
High Yield Portfolio
12/31/92      47,140         0.9              9.7            134.9         NA
12/31/93      79,303         0.9              8.5            121.1         NA
12/31/94      48,057         0.9              9.0             97.9         NA
12/31/95      46,817         0.9              9.2             68.1         NA
12/31/96      45,687         0.9              8.8             58.0         NA
Target '98 Portfolio
12/31/92      19,227         0.9              6.0             37.3         NA
12/31/93      20,500         0.9              5.7             20.8         NA
12/31/94      19,194         0.8              6.5              9.2         NA
12/31/95      12,774         0.9              6.7             38.6         NA
12/31/96      10,172         0.9              6.5               --         NA
Growth and Income Portfolio
12/31/92      23,723         1.0              5.6             86.5         NA
12/31/93      41,555         0.9              4.4             86.2         NA
12/31/94      34,995         0.9              4.9             50.7         NA
12/31/95      32,008         0.9              5.2             88.8         NA
12/31/96+     33,465         0.9              2.5            108.5       .0477

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
@ The average commission per share is derived by taking the Agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.
+ Prior to March 1, 1996, the portfolio was invested primarily in convertible debt securities. After that date, the portfolio primarily invests in common stock.

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)
--------------------------------------------------------------------------------

                                              NET                         DIVIDENDS     DIVIDENDS
                                            REALIZED         TOTAL        DECLARED      FROM NET
              NET ASSET        NET        & UNREALIZED        FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-      GAIN (LOSS)       INVEST-        INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT             ON             MENT          MENT         INVEST-       END OF        TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS      INCOME         MENTS        PERIOD       RETURN**
----------------------------------------------------------------------------------------------------------------------------

Foreign Securities Portfolio
12/31/92       $  10.11      $   0.13        $(1.43)         $  (1.30)     $  (0.06)     $  (0.28)     $   8.47      (13.1)%
12/31/93           8.47          0.05          2.50              2.55         (0.09)           --         10.93       30.2
12/31/94          10.93          0.11         (0.46)            (0.35)        (0.03)           --         10.55       (3.2)
12/31/95          10.55          0.13          1.19              1.32         (0.05)        (0.01)        11.81       12.6
12/31/96          11.81          0.15          1.19              1.34         (0.21)           --         12.94       11.5
Growth Portfolio
12/31/92          21.40          0.09          0.99              1.08         (0.19)        (0.62)        21.67        5.4
12/31/93          21.67          0.05          1.60              1.65         (0.08)        (0.92)        22.32        7.8
12/31/94          22.32          0.05         (1.03)            (0.98)        (0.05)        (3.11)        18.18       (4.7)
12/31/95          18.18          0.11          4.62              4.73         (0.05)        (3.38)        19.48       26.3
12/31/96          19.48          0.20          4.57              4.77         (0.11)        (0.95)        23.19       25.0
Capital Appreciation Portfolio
12/31/92          15.23          0.01          3.70              3.71         (0.07)        (1.12)        17.75       25.9
12/31/93          17.75         (0.03)         3.73              3.70         (0.01)        (1.16)        20.28       21.1
12/31/94          20.28         (0.02)        (0.71)            (0.73)           --         (2.04)        17.51       (3.8)
12/31/95          17.51          0.06          6.00              6.06         (0.15)        (0.20)        23.22       34.6
12/31/96          23.22          0.06          5.73              5.79         (0.06)        (0.95)        28.00       25.1
Natural Resources Portfolio
12/31/92          10.06          0.21          0.05              0.26         (0.39)           --          9.93        2.5
12/31/93           9.93          0.15          3.42              3.57         (0.17)           --         13.33       36.2
12/31/94          13.33          0.23         (0.09)             0.14         (0.09)        (0.09)        13.29        1.0
12/31/95          13.29          0.18          2.15              2.33         (0.21)        (0.29)        15.12       17.5
12/31/96          15.12          0.22          1.89              2.11         (0.13)        (0.23)        16.87       14.1
Multi-Asset Portfolio
12/31/92          13.53          0.41          0.67              1.08         (0.47)        (0.35)        13.79        8.2
12/31/93          13.79          0.36          0.63              0.99         (0.44)        (0.46)        13.88        7.3
12/31/94          13.88          0.39         (0.60)            (0.21)        (0.47)        (1.49)        11.71       (1.7)
12/31/95          11.71          0.40          2.47              2.87         (0.49)        (1.05)        13.04       24.9
12/31/96          13.04          0.35          1.36              1.71         (0.49)        (0.91)        13.35       13.9
Strategic Multi-Asset Portfolio
12/31/92          12.63          0.23          0.25              0.48         (0.34)        (0.32)        12.45        3.9
12/31/93          12.45          0.21          1.68              1.89         (0.28)           --         14.06       15.3
12/31/94          14.06          0.24         (0.53)            (0.29)        (0.20)        (2.28)        11.29       (2.6)
12/31/95          11.29          0.32          2.18              2.50         (0.23)        (1.78)        11.78       22.8
12/31/96          11.78          0.25          1.41              1.66         (0.40)        (0.84)        12.20       14.8


              NET                       RATIO OF NET
             ASSETS       RATIO OF       INVESTMENT
             END OF       EXPENSES      INCOME (LOSS)  PORTFOLIO      AVERAGE
  PERIOD     PERIOD      TO AVERAGE      TO AVERAGE    TURNOVER      COMMISSION
  ENDED     (000'S)      NET ASSETS      NET ASSETS      RATE        PER SHARE@
----------------------------------------------------------------------------------------------------
Foreign Securities Portfolio
12/31/92    $ 29,204         1.3%             1.4%       144.2%      $   NA
12/31/93      72,579         1.3              0.5         47.7           NA
12/31/94      68,641         1.2              1.0         73.9           NA
12/31/95      53,609         1.2              1.2         33.0           NA
12/31/96      48,036         1.4              1.2         74.3         .0062
Growth Portfolio
12/31/92     279,291         0.9              0.5         37.9           NA
12/31/93     311,050         0.9              0.2         66.3           NA
12/31/94     246,149         0.8              0.2         74.8           NA
12/31/95     307,857         0.9              0.6         92.1           NA
12/31/96     366,602         0.8              0.9         51.7         .0515
Capital Appreciation Portfolio
12/31/92      83,414         0.9              0.1         92.9           NA
12/31/93     182,515         0.9             (0.2)       111.2           NA
12/31/94     229,544         0.8             (0.1)        64.0           NA
12/31/95     356,218         0.8              0.3         60.1           NA
12/31/96     567,672         0.8              0.2         69.2         .0517
Natural Resources Portfolio
12/31/92       8,796         1.3              2.1         18.7           NA
12/31/93      18,255         1.1              1.3         34.5           NA
12/31/94      21,230         1.0              1.7         36.0           NA
12/31/95      28,941         1.0              1.3         32.0           NA
12/31/96      45,329         0.9              1.3         52.5         .0409
Multi-Asset Portfolio
12/31/92     207,533         1.1              3.1         38.6           NA
12/31/93     208,900         1.1              2.6         48.2           NA
12/31/94     164,159         1.1              3.0         82.5           NA
12/31/95     168,243         1.1              3.2         85.9           NA
12/31/96     150,619         1.1              2.6         64.1         .0517
Strategic Multi-Asset Portfolio
12/31/92      79,621         1.3              1.8         57.5           NA
12/31/93      76,466         1.3              1.2         73.9           NA
12/31/94      65,357         1.3              1.8         63.7           NA
12/31/95      64,026         1.3              2.7         36.9           NA
12/31/96      57,744         1.4              2.0         51.3         .0064

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
@ The average commission per share is derived by taking the Agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    REPORT OF INDEPENDENT ACCOUNTANTS

    To the Trustees and Shareholders of Anchor Series Trust

    In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, the Fixed Income Portfolio, the Government & Quality Bond Portfolio, the High Yield Portfolio, the Target '98 Portfolio, the Growth and Income Portfolio, the Foreign Securities Portfolio, the Growth Portfolio, the Capital Appreciation Portfolio, the Natural Resources Portfolio, the Multi-Asset Portfolio and the Strategic Multi-Asset Portfolio (constituting Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

    PRICE WATERHOUSE LLP

    February 13, 1997
    1177 Avenue of the Americas
    New York, New York 10036

---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. STOCKS

              Wellington Management Company is pleased to provide the following investment comments regarding the 12 Anchor Series Trust portfolios for the fiscal year ended December 31, 1996. The accompanying graphs compare the performance of a $10,000 investment in each portfolio (except Money Market) to a $10,000 investment in a comparable securities index since the portfolio's inception.

              To help investors gain perspective about the Anchor Series Trust Portfolios, we have added comparative fund averages as compiled by Lipper Analytical Services in our report this year. These Lipper averages represent all variable annuity funds with similar objectives and are included in each portfolio discussion to the extent that a comparable Lipper category exists. The Lipper returns shown include all fund expenses but exclude insurance company expenses associated with the variable annuities. We believe these averages may be helpful to shareholders in evaluating the Anchor Series Trust Portfolios, since an average of comparable funds is often a truer comparison than an unmanaged index of securities such as the S&P 500 (which is not actively managed and which is reported "gross" of all expenses and transaction costs).

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity.

---------------------

              The Money Market Portfolio

              The Money Market Portfolio met its objectives of current income consistent with stability of principal in fiscal year 1996, providing a 5.0% return for the year and a constant share value of $1.00. Consensus expectations for 1997 are a continuation of growth and inflation at similar levels as 1996. With this in mind, it is anticipated that the Federal Reserve will keep short-term interest rate changes on hold. Therefore, we will look for opportunities to buy securities maturing in the three to six month area, while we maintain the portfolio's average maturity near 60 days.

                                                           ---------------------

              FIXED-INCOME PORTFOLIOS

                                     [GRAPH]

              FIXED INCOME PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                   2.42%
               5-year                                                   6.31%
               10-year                                                  7.45%

              The Lehman Brothers Government/Corporate Index includes Treasury and agency securities, as well as corporate bonds and Yankee (U.S.-dollar denominated, non U.S. issuer) issues. The Lehman Brothers Aggregate Index combines several Lehman Brothers Indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper Variable Annuity Corporate Debt BBB-Rated category includes funds which invest at least 65% of assets in corporate and government debt issues rated in the top four credit rating categories.

              THE FIXED INCOME PORTFOLIO returned 2.4% in 1996, which lagged the 2.8% average return of the Lipper Variable Annuity Corporate Debt BBB-Rated category. The underperformance is likely to have resulted from the portfolio's relatively high credit quality profile. At year end, approximately 75% of the portfolio's holdings were AAA-rated. Bond market returns, however, were greatest for lower quality securities in 1996, as evidenced by the 4.0% return for the BBB-rated component versus the 2.6% return of the AAA component of the Lehman Brothers Aggregate Index.

              The portfolio's performance also lagged the 2.9% return of the Lehman Brothers Government/Corporate Index (which includes Treasuries, agencies, and investment grade corporates) and the 3.6% return of the Lehman Brothers Aggregate Index (which includes Treasuries, agencies, investment grade corporates, and mortgages). During the year, we positioned the portfolio for an interest rate decline by decreasing the portfolio's holdings in the corporate sector and increasing the weighting in Treasuries and agencies. This hampered the portfolio's performance as rates rose in 1996 and the corporate sector's 3.3% return outperformed the U.S. government (Treasuries and agencies) sector's 2.8% return as measured by Lehman Brothers. The portfolio's duration ranged between 5.0-5.5 during the year, which was consistent with the bond market.

                We believe that the Lehman Government/Corporate Index is more representative of the Lipper VA Corporate Debt BBB-Rated category and the portfolio than is the Lehman Aggregate Index. According, we will not be including the Lehman Aggregate Index for comparative purposes in the future. In addition, because the portfolio invests in mortgage-backed securities opportunistically rather than by portfolio mandate, we feel that the Lehman Government/Corporate Index is a more appropriate index for comparison than the Lehman Aggregate Index.

              The graph represents past performance, which is not indicative of future results.

---------------------

                                     [GRAPH]

              GOVERNMENT AND QUALITY BOND PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                   2.89%
               5-year                                                   6.63%
               10-year                                                  8.33%

              The Lehman Brothers Aggregate Index combines several Lehman Brothers Indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper Variable Annuity General U.S. Government category includes funds which invest at least 65% of assets in U.S. government and agency issues. The Lipper Variable Annuity Corporate Debt A-Rated category includes funds which invest at least 65% of assets in corporate debt issues rated "A" or better, or government issues.

              THE GOVERNMENT AND QUALITY BOND PORTFOLIO returned 2.9% for the year, outperforming the Lipper Variable Annuity General U.S. Government category's average return of 2.3% and the Lipper Variable Annuity Corporate Debt A-Rated category's average return of 2.4%. During 1996, the portfolio maintained an overweight position in mortgage-backed securities, with approximately 40-45% of the portfolio's holding in this sector. This contributed positively to the portfolio's performance, as the mortgage sector outperformed corporates, Treasuries, and agencies during the year.

              Effective July 1996, Lipper changed the portfolio's variable annuity category from Corporate Debt A-Rated to General U.S. Government. The Lipper Variable Annuity Corporate Debt A-Rated category requires that funds invest at least 65% of their assets in corporate debt issues rated "A" or better or in U.S. government issues. In comparison, the Lipper Variable Annuity General U.S. Government category requires that funds have at least 65% of their securities in U.S. government and agency issues. As the portfolio's overall quality has been "AAA" compared to an "AA" average for the Corporate Debt A-Rated category, and the portfolio's average weighting in government and agency issues has been approximately 70%, the General U.S. Government category was more representative from a quality and sector standpoint.

              The portfolio underperformed the Lehman Brothers Aggregate Index return of 3.6%. The portfolio's longer duration versus the Lehman Brothers Aggregate Index hurt relative returns during the first half of 1996, as interest rates rose across the yield curve. However, in the second half of the year, the portfolio's duration bet paid off as yields fell, though not to the extent that it rose earlier in the year.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

                                     [GRAPH]

              HIGH YIELD PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                  11.70%
               5-year                                                  11.45%
               10-year                                                  8.71%

              The Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the Index must be U.S. dollar-denominated and nonconvertible. The Lehman Brothers Aggregate Index covers the U.S. investment grade fixed rate bond market, including the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper Variable Annuity High Current Yield category includes funds which aim at high (relative) current yield from fixed income securities. There are no quality or maturity restrictions, though these funds tend to invest in lower grade debt issues.

              THE HIGH YIELD PORTFOLIO returned 11.7% in 1996, which was ahead of the Lehman Brothers High Yield Index return of 11.3% and the 3.6% return of the Lehman Brothers Aggregate Index. In 1996, "medium quality" (B-rated) instruments posted the highest returns in the high-yield market, and returns of the "lower quality" securities (below B-rated) were roughly in line with the medium-quality instruments. "Higher quality" (BB-rated) high yield securities did not fare as well, though they still posted positive returns. During this time, the portfolio was invested approximately 15-20% in BB-rated securities, 70-80% invested in B-rated instruments and only 1-2% in securities rated below B or non-rated. The portfolio's returns lagged the 12.5% average return of the Lipper Variable Annuity High Current Yield category. The portfolio's underperformance relative to its Lipper group is likely a result of certain assets in the category having a much greater exposure to lower quality instruments than the portfolio (as compared to the Lehman Brothers High Yield Index, which contains approximately 45-50% BB-rated securities and 45-50% B-rated instruments). In addition, cash flow activity was volatile in the portfolio during the year. This had a negative relative impact on performance on the margin, as additional transaction costs were incurred to accommodate the cash inflows/outflows.

              The graph represents past performance, which is not indicative of future results.

---------------------

                                     [GRAPH]

              TARGET '98 PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                   3.73%
               5-year                                                   6.32%
               Since Inception (5/2/88)                                 8.81%

              The Lehman Brothers Aggregate Index combines several Lehman Brothers Indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

              THE TARGET '98 PORTFOLIO returned 3.7% for the year, outperforming the 3.6% return for the Lehman Brothers Aggregate Index. Given the rise in yields during 1996, it comes as no surprise that the portfolio outperformed the index, which had a longer duration versus the portfolio. The strategy of the portfolio has been to invest in U.S. Treasury and agency zero-coupon bonds and high quality corporate bonds. However, going forward, mortgages may be added to the portfolio for their incremental yield as reinvestment risk becomes a smaller concern the closer the portfolio is to its target maturity date. At December 31, 1996, with slightly less than two years left to maturity, the portfolio's yield to maturity exceeded that of the U.S. Treasury strip maturing on November 15, 1998 by 6 basis points.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              BALANCED PORTFOLIOS

                                     [GRAPH]

              MULTI-ASSET PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                  13.87%
               5-year                                                  10.19%
               Since Inception (3/23/87)                               10.38%

              The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lehman Brothers Aggregate Index combines several Lehman Brothers Indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper VA Flexible category includes funds which allocate its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

              THE MULTI-ASSET PORTFOLIO returned 13.9% in 1996, which was ahead of the 13.5% average return of the Lipper Variable Annuity Flexible category. The portfolio's return was also in between the 23.0% return of the S&P 500 Index and the 3.6% return of the Lehman Aggregate Index. The performance of the portfolio's fixed income component was on par with the Lehman Brothers Aggregate Index, primarily due to its heavy weighting in the mortgage sector. The portfolio's U.S. equity component, however, slightly lagged the S&P 500 Index. During the year, good stock selection in the finance and healthcare sectors was additive to equity returns, while a slight overweight in the information and entertainment sector hampered returns, as this sector underperformed relative to other sectors. At December 31, 1996, the portfolio had 64% of its net assets invested in equities and 36% invested in bonds and cash.

              The graph represents past performance, which is not indicative of future results.

---------------------

                                     [GRAPH]

              STRATEGIC MULTI-ASSET PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                  14.81%
               5-year                                                  10.47%
               Since Inception (3/23/87)                                9.36%

              The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lehman Brothers Aggregate Index combines several Lehman Brothers Indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper Variable Annuity Global Flexible category includes funds which allocate its investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the U.S., including shares of gold mines gold-oriented mining finance houses, gold coins, or bullion.

              THE STRATEGIC MULTI-ASSET PORTFOLIO returned 14.8% for the year, underperforming the 15.7% average return of the Lipper Variable Annuity Global Flexible category. The portfolio's return was also in between the 23.0% return of the S&P 500 Index and the 3.6% return of the Lehman Brothers Aggregate Index. The fixed income component enhanced the portfolio's performance, as its returns exceeded the Lehman Brothers Aggregate Index. The aggressive growth component also contributed positively to returns, primarily due to good stock selection. The U.S. core equity component performed similarly to the U.S. equity component described in the Multi-Asset Portfolio. The foreign component outperformed the MSCI All Country Free (ex-U.S.) Index by a considerable margin. The portfolio's asset allocation as of December 31, 1996 was 15% in aggressive growth equities, 26% in core U.S. equities, 31% in foreign securities, and 28% in fixed income and cash investments. These weightings are for the most part in line with the portfolio's normal weightings, albeit slightly higher than normal in aggressive growth and slightly lower in core U.S. equities.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              EQUITY PORTFOLIOS

                                     [GRAPH]

              THE GROWTH AND INCOME PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                  20.15%
               5-year                                                  13.15%
               Since Inception (3/23/87)                               10.24%

              The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stock traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Growth and Income category includes funds which combine a growth of earning orientation and an income requirement for level and/or rising dividends.

              THE GROWTH AND INCOME PORTFOLIO returned 20.2% in 1996, outperforming the 20.0% average return of the Lipper Variable Annuity Growth and Income category. Both the portfolio and the Lipper Variable Annuity category trailed the 23.0% return of the S&P 500 Index. Prior to March 1, 1996, this portfolio was named the Convertible Securities Portfolio. In meeting the portfolio's objective of high current income and capital appreciation, the weighting in convertible securities decreased during the year from approximately 95% in February 1996 to approximately 10% at December 31, 1996. After the first nine months of the year, the portfolio's returns were steadily ahead of its Lipper group. However, the fourth quarter was a particularly difficult one in terms of relative performance, as the portfolio's neutral weighting in technology and slight overweights in the retail, media, and basic industrial areas limited returns. In addition, the 10% position in convertible issues hurt results, as these securities typically do not keep pace with stocks in a sharply rising market.

              The graph represents past performance, which is not indicative of future results.

---------------------

                                     [GRAPH]

              FOREIGN SECURITIES PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                  11.45%
               5-year                                                   6.56%
               Since Inception (3/23/87)                                5.18%

              The MSCI All Country Free (ex-U.S.) Index includes performance of 2,124 securities listed in 45 countries, which includes the countries contained in the MSCI EAFE Index, as well as North American countries (excluding the U.S.) and other emerging markets worldwide. The index covers approximately the top 60% of market capitalization for each of the countries included within the index. The MSCI EAFE GDP-Weighted Index represents the Morgan Stanley Capital International Europe, Australia and Far East Index. It includes the performance of 1,098 securities listed in 20 countries, weighted by each country's Gross Domestic Product. The Lipper Variable Annuity International and Lipper Mutual Fund International categories include funds which invest assets in securities whose primary trading markets are outside of the U.S.

              MSCI ALL COUNTRY FREE (EX-U.S.) INDEX INCEPTION DATE IS 12/31/87. PERFORMANCE IS BASED UPON AN INITIAL INVESTMENT OF $8,686, WHICH IS EQUIVALENT TO THE VALUE OF THE FOREIGN SECURITIES PORTFOLIO AT 12/31/87.

              THE FOREIGN SECURITIES PORTFOLIO returned 11.5% for the year, outperforming the MSCI All Country Free (ex-U.S.) Index return of 6.7% and the 8.1% return of the MSCI EAFE-GDP Weighted Index. However, the portfolio was short of the Lipper Mutual Fund International category's average return of 11.8% and underperformed the Lipper Variable Annuity International category's average return of 14.5%. The portfolio's slight overweight in Spain, the best performing European market, and Finland, whose financial stocks were helped by strong bonds and currencies, were positive contributors to returns. The Pacific Basin ex-Japan, which represented approximately 20% of the portfolio's holdings during 1996, also posted solid performance during the year, with the exception of Thailand and South Korea (approximately 3% of the portfolio). The performance of the Japanese stock market was the largest negative contributor to the portfolio's returns. 1996 was not a good year for Japanese equities, as they fell -15.4% in U.S. dollar terms. Most of this decrease came in the fourth quarter, as Japanese local investors became increasingly pessimistic about the future economic growth of the Japanese economy due to the impending fiscal tightening and worries about the deregulation of the financial system. The portfolio's weighting in Japan has decreased from approximately 30% at the beginning of the year to approximately 20% at the end of the year, and we remain relatively cautious on our outlook for Japan. Compared to the MSCI indices, the portfolio is underweight Japan. However, the reverse is likely true in comparison to the Lipper Variable Annuity Average.

              It should be noted that the Lipper Mutual Fund International category contains approximately 375 funds, versus approximately 75 underlying funds in the Lipper Variable Annuity International category. The variable annuity category also contains regional and small capitalization funds versus the "purer" mutual fund category. For this reason, we have shown the portfolio's performance versus the Lipper Mutual Fund International category in addition to the Lipper Variable Annuity International category. Also, since the MSCI All Country Free (ex-U.S.) Index is more representative of the investment areas in the Lipper VA International category and portfolio than is the MSCI EAFE - GDP Weighted Index, we have added the performance of the MSCI All Country Free (ex-U.S.) Index this year. The MSCI All Country Free (ex-U.S.) Index is a broader, more inclusive measure of the world's stock markets outside of the U.S. Going forward, we will no longer be including the performance of the MSCI EAFE - GDP Weighted Index for comparative purposes.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

                                     [GRAPH]

              THE GROWTH PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                  25.05%
               5-year                                                  11.32%
               10-year                                                 13.33%

              The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Growth category includes funds which normally invest in companies whose long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

              THE GROWTH PORTFOLIO returned 25.0% for the year, outperforming the S&P 500 Index return of 23.0% and the Lipper Variable Annuity Growth category's average return of 19.8%. In 1996, the portfolio benefited from sector overweights in information technology (software and service companies in particular), financial services, and healthcare, as well as an underweight in utilities. Stock selection proved to be a substantial factor in the portfolio's performance. Sectors where good stock selection was additive to the portfolio's returns included information technology, retail, healthcare, and consumer staples.

              The graph represents past performance, which is not indicative of future results.

---------------------

                                     [GRAPH]

              CAPITAL APPRECIATION PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                  25.14%
               5-year                                                  19.82%
               Since Inception (3/23/87)                               15.54%

              The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Capital Appreciation category includes funds which aim at maximum capital appreciation.

              THE CAPITAL APPRECIATION PORTFOLIO returned 25.1% in 1996, which was ahead of the 23.0% return of the S&P 500 Index and the 16.3% average return of the Lipper Variable Annuity Capital Appreciation category. The main contributor to the portfolio's performance was good stock selection in both the information and entertainment (primarily media and broadcasting) and energy sectors. During the year, the portfolio was overweight versus the S&P 500 Index in the information and entertainment sector, as well as information technology, a sector which performed well relative to other sectors. In addition, the portfolio did not hold any utilities stock, which added to its relative returns versus the S&P 500 Index (approximate 10% weighting in utilities), as this sector underperformed relative to other sectors in 1996.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

                                     [GRAPH]

              NATURAL RESOURCES PORTFOLIO
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/96
               1-year                                                  14.11%
               5-year                                                  13.57%
               Since Inception (1/4/88)                                 9.30%

              The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Natural Resources category includes funds which invest more than 65% of its equity commitment in natural resource stocks.

              THE NATURAL RESOURCES PORTFOLIO returned 14.1% in 1996, underperforming the S&P 500 Index return of 23.0% and the Lipper Variable Annuity Natural Resources category's average return of 20.9%. In 1996, energy was one of the best performing sectors due to the upward pressure on oil and gas prices, and the portfolio maintained its approximate one-third weighting in this sector. Relative to its small Lipper group (10 underlying funds), the portfolio underperformed as its energy weighting is lower than half of the funds in its group. Looking at other sectors, the paper and forest sector posted respectable returns, as measured by Standard & Poor's, and the portfolio benefited from good stock selection in that area. Returns for both the precious and nonprecious metals sectors were weakened as metals prices fell during the year, and the portfolio's relative returns were impacted by the underperformance within these sectors. Long-term, this multiple sector approach has outperformed pure energy or pure gold funds, and we believe this strategy will once again benefit investors in the future.

              The graph represents past performance, which is not indicative of future results.

---------------------

A-1112-AR